     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 1997

                                                            FILE NOS.:  33-35541
                                                                        811-6121

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                        POST-EFFECTIVE AMENDMENT NO. 8                       /X/

                                     AND/OR

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                               AMENDMENT NO. 9                               /X/
                               ------------------

                      DEAN WITTER PACIFIC GROWTH FUND INC.
                            (A MARYLAND CORPORATION)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                               ------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Post-Effective Amendment becomes effective.

            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        ___ immediately upon filing pursuant to paragraph (b)
       _X_ on July 28, 1997 pursuant to paragraph (b)
       ___ 60 days after filing pursuant to paragraph (a)
       ___ on (date) pursuant to paragraph (a) of rule 485.

    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A)(1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO SECTION (B)(2) OF RULE 24F-2, THE REGISTRANT FILED A RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED OCTOBER 31, 1996, WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 1996.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      DEAN WITTER PACIFIC GROWTH FUND INC.

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

                 ITEM                                    CAPTION
--------------------------------------    --------------------------------------
PART A                                                  PROSPECTUS
 1.  .................................    Cover Page
 2.  .................................    Prospectus Summary
 3.  .................................    Financial Highlights
 4.  .................................    Investment Objective and Policies;
                                          Risk Considerations; The Fund and its
                                           Management, Cover Page; Investment
                                           Restrictions; Prospectus Summary;
                                           Financial Highlights
 5.  .................................    The Fund and Its Management; Back
                                          Cover; Investment Objective and
                                           Policies
 6.  .................................    Dividends, Distributions and Taxes;
                                          Additional Information
 7.  .................................    Purchase of Fund Shares; Shareholder
                                          Services; Prospectus Summary
 8.  .................................    Purchase of Fund Shares; Redemptions
                                          and Repurchases; Shareholder Services
 9.  .................................    Not Applicable

PART B                                     STATEMENT OF ADDITIONAL INFORMATION
10.  .................................    Cover Page
11.  .................................    Table of Contents
12.  .................................    The Fund and Its Management
13.  .................................    Investment Practices and Policies;
                                          Investment Restrictions; Portfolio
                                           Transactions and Brokerage
14.  .................................    The Fund and Its Management; Directors
                                          and Officers
15.  .................................    The Fund and Its Management; Directors
                                          and Officers
16.  .................................    The Fund and Its Management; The
                                          Distributor; Shareholder Services;
                                           Custodian and Transfer Agent;
                                           Independent Accountants
17.  .................................    Portfolio Transactions and Brokerage
18.  .................................    Description of Shares of the Fund
19.  .................................    The Distributor; Purchase of Fund
                                          Shares; Redemptions and Repurchases;
                                           Financial Statements; Shareholder
                                           Services
20.  .................................    Dividends, Distributions and Taxes;
                                          Financial Statements
21.  .................................    Not applicable
22.  .................................    Performance Information
23.  .................................    Experts; Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              JULY 28, 1997


              Dean Witter Pacific Growth Fund Inc. (the "Fund") is an open-end, diversified management investment company whose investment objective is to maximize the capital appreciation of its investments. The Fund seeks to achieve this objective by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.


               The Fund offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of the Fund held prior to July 28, 1997 have been designated Class B shares. (See "Purchase of Fund Shares--Alternative Purchase Arrangements.")



               This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated July 28, 1997, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


     DEAN WITTER DISTRIBUTORS INC.
      DISTRIBUTOR

      TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/4
Financial Highlights/6
The Fund and its Management/7
Investment Objective and Policies/8
  Risk Considerations/10
Investment Restrictions/16
Purchase of Fund Shares/16
Shareholder Services/27
Redemptions and Repurchases/30
Dividends, Distributions and Taxes/32
Performance Information/33
Additional Information/33


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Dean Witter Pacific
    Growth Fund Inc.
    Two World Trade Center
    New York, New York 10048
    (212) 392-2550 or
    (800) 869-NEWS (toll-free)

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The               The Fund is an open-end, diversified management investment company investing primarily in securities
Fund              issued by issuers located in Asia, Australia and New Zealand.
----------------------------------------------------------------------------------------------------------------------
Shares            Shares of common stock with $0.01 par value (see page 33). The Fund offers four classes of shares,
Offered           each with a different combination of sales charges, ongoing fees and other features (see pages 16-27
                  ).
----------------------------------------------------------------------------------------------------------------------
Minimum           The minimum initial investment for each Class is $1,000 ($100 if the account is opened through
Purchase          EasyInvest-SM-). Class D shares are only available to persons investing $5 million or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares and shares of funds for which Dean
                  Witter InterCapital Inc. serves as investment manager ("Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class D shares of the Fund and other Dean
                  Witter Funds that are multiple class funds, will be aggregated. The minimum subsequent investment is
                  $100 (see page 16).
----------------------------------------------------------------------------------------------------------------------
Investment        The investment objective of the Fund is to maximize the capital appreciation of its investments (see
Objective         page 8).
----------------------------------------------------------------------------------------------------------------------
Investment        Dean Witter InterCapital Inc. ("InterCapital"), the Investment Manager of the Fund, and its wholly-
Manager and       owned subsidiary, Dean Witter Services Company Inc., serve in various investment management,
Sub-Adviser       advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of approximately $96.6 billion at June 30, 1997. Morgan Grenfell Investment Services
                  Limited has been retained by the Investment Manager as Sub-Adviser to provide investment advice and manage the Fund's portfolio. Morgan Grenfell Investment Services Limited currently serves as investment adviser for U.S. corporate and public employee plans, endowments, investment companies and foundations with assets of approximately $15 billion at March 31, 1997 (see page 7).
----------------------------------------------------------------------------------------------------------------------
Management        The Investment Manager receives a monthly fee from the Fund at the annual rate of 1.0% of daily net
Fee               assets not exceeding $1 billion; 0.95% of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% of the daily net assets exceeding $2 billion. The Sub-Adviser receives a monthly fee from the Investment Manager equal to 40% of the Investment Manager's monthly fee (see page 7). Although the management fee is higher than that paid by most other investment companies, the fee reflects the specialized nature of the Fund's investment policies.
----------------------------------------------------------------------------------------------------------------------
Distributor       Dean Witter Distributors Inc. (the "Distributor"). The Fund has adopted a distribution plan pursuant
and               to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan") with respect to the distribution
Distribution      fees paid by the Class A, Class B and Class C shares of the Fund to the Distributor. The entire
Fee               12b-1 fee payable by Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to 0.25% of the average daily net assets of the Class are currently each characterized as a service fee within the meaning of the National Association of Securities Dealers, Inc. guidelines.
                  The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 16 and 25).
----------------------------------------------------------------------------------------------------------------------
Alternative       Four classes of shares are offered:
Purchase
Arrangements      - Class A shares are offered with a front-end sales charge, starting at 5.25% and reduced for larger purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC") of 1.0% may be imposed on redemptions within one year of purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class A shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan.
                  Reimbursement may in no event exceed an amount equal to payments at an annual rate of 0.25% of average daily net assets of the Class (see pages 16, 20 and 25).

--------------------------------------------------------------------------------


                  - Class B shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class
                  B account with the Fund falls below the aggregate amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC schedule applies to investments by certain qualified plans. Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 1.0% of the lesser of: (a) the average daily net sales of the Fund's Class B shares or (b) the average daily net assets of Class B. All shares of the Fund held prior to July 28, 1997 have been designated Class B shares. Shares held before May 1, 1997 will convert to Class A shares in May,
                  2007. In all other instances, Class B shares convert to Class A shares approximately ten years after the date of the original purchase (see pages 16, 22 and 25).

                  - Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of 1.0% if redeemed within one year after purchase. The Fund is authorized to reimburse the
                  Distributor for specific expenses incurred in promoting the distribution of the Fund's Class C shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 1.0% of average daily net assets of the Class (see pages 16 and 25).

                  - Class D shares are offered only to investors meeting an initial investment minimum of $5 million and to certain other limited categories of investors. Class D shares are offered without a front-end sales charge or CDSC and are not subject to any 12b-1 fee (see pages 16 and 25).
----------------------------------------------------------------------------------------------------------------------
Dividends and     Dividends from net investment income and distributions from net capital gains are paid at least once
Distributions     each year. The Fund may, however, determine to retain all or part of any net long-term capital gains in any year for reinvestment. Dividends and capital gains distributions paid on shares of a Class are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC (see pages 27 and 32).
----------------------------------------------------------------------------------------------------------------------
Redemption        Shares are redeemable by the shareholder at net asset value less any applicable CDSC on Class A,
                  Class B or Class C shares. An account may be involuntarily redeemed if the total value of the account is less than $100 or, if the account was opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than $1,000 in the account (see page 30).
----------------------------------------------------------------------------------------------------------------------
Risk              The net asset value of the Fund's shares will fluctuate with changes in the market value of its
Considerations    portfolio securities. It should be recognized that the foreign securities and markets in which the
                  Fund will invest pose different and greater risks than those customarily associated with domestic securities and their markets. Furthermore, investors should consider other risks associated with a portfolio of international securities, including fluctuations in foreign currency exchange rates
                  (i.e., if a substantial portion of the Fund's assets is denominated in foreign currencies which decrease in value with respect to the U.S. dollar, the value of the investor's shares and the distributions made on those shares will, likewise, decrease in value), foreign securities exchange controls and foreign tax rates, as well as transactions in forward currency contracts, options and futures contracts (see pages 10-15). The investor should also note that the Fund may invest over 25%
                  of its total assets in securities of Japanese, Hong Kong and Malaysian issuers (see page 8).
----------------------------------------------------------------------------------------------------------------------


  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are based on the expenses and fees for the fiscal year ended October 31, 1996.



                                                                       CLASS A      CLASS B      CLASS C      CLASS D
                                                                     -----------  -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)..................................................        5.25%(1)       None       None         None
Sales Charge Imposed on Dividend Reinvestments.....................        None         None         None         None
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds)..................        None(2)       5.00%(3)       1.00%(4)       None
Redemption Fees....................................................        None         None         None         None
Exchange Fee.......................................................        None         None         None         None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
-------------------------------------------------------------------
Management Fees....................................................        0.98%        0.98%        0.98%        0.98%
12b-1 Fees (5) (6).................................................        0.25%        1.00%        1.00%        None
Other Expenses.....................................................        0.41%        0.41%        0.41%        0.41%
Total Fund Operating Expenses (7)..................................        1.64%        2.39%        2.39%        1.39%


------------

(1) REDUCED FOR PURCHASES OF $25,000 AND OVER (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").



(2) INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CDSC OF 1.00% THAT WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").



(3) THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER.



(4) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "PURCHASE OF FUND SHARES-- LEVEL LOAD ALTERNATIVE--CLASS C SHARES").



(5) THE 12B-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY. THE ENTIRE 12B-1 FEE PAYABLE BY CLASS A AND A PORTION OF THE 12B-1 FEE PAYABLE BY EACH OF CLASS B AND CLASS C EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS ARE CURRENTLY EACH CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES AND ARE PAYMENTS MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE REMAINDER OF THE 12B-1 FEE, IF ANY, IS AN ASSET-BASED SALES CHARGE, AND IS A DISTRIBUTION FEE PAID TO THE DISTRIBUTOR TO COMPENSATE IT FOR THE SERVICES PROVIDED AND THE EXPENSES BORNE BY THE DISTRIBUTOR AND OTHERS IN THE DISTRIBUTION OF THE FUND'S SHARES (SEE "PURCHASE OF FUND SHARES--PLAN OF DISTRIBUTION").



(6) UPON CONVERSION OF CLASS B SHARES TO CLASS A SHARES, SUCH SHARES WILL BE SUBJECT TO THE LOWER 12B-1 FEE APPLICABLE TO CLASS A SHARES. NO SALES CHARGE IS IMPOSED AT THE TIME OF CONVERSION OF CLASS B SHARES TO CLASS A SHARES. CLASS C SHARES DO NOT HAVE A CONVERSION FEATURE AND, THEREFORE, ARE SUBJECT TO AN ONGOING 1.00% DISTRIBUTION FEE (SEE "PURCHASE OF FUND SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS").



(7) THERE WERE NO OUTSTANDING SHARES OF CLASS A, CLASS C OR CLASS D PRIOR TO THE DATE OF THIS PROSPECTUS. ACCORDINGLY, "TOTAL FUND OPERATING EXPENSES," AS SHOWN ABOVE WITH RESPECT TO THOSE CLASSES, ARE BASED UPON THE SUM OF 12B-1 FEES, MANAGEMENT FEES AND ESTIMATED "OTHER EXPENSES."

--------------------------------------------------------------------------------

EXAMPLES                                                                             1 YEAR       3 YEARS      5 YEARS
---------------------------------------------------------------------------------  -----------  -----------  -----------
You would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) redemption at the end of each time period:
    Class A......................................................................   $      68    $     102    $     137
    Class B......................................................................   $      74    $     105    $     148
    Class C......................................................................   $      34    $      75    $     128
    Class D......................................................................   $      14    $      44    $      76

You would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period:
    Class A......................................................................   $      68    $     102    $     137
    Class B......................................................................   $      24    $      75    $     128
    Class C......................................................................   $      24    $      75    $     128
    Class D......................................................................   $      14    $      44    $      76

EXAMPLES                                                                            10 YEARS
---------------------------------------------------------------------------------  -----------
You would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) redemption at the end of each time period:
    Class A......................................................................   $     237
    Class B......................................................................   $     273
    Class C......................................................................   $     273
    Class D......................................................................   $     167
You would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period:
    Class A......................................................................   $     237
    Class B......................................................................   $     273
    Class C......................................................................   $     273
    Class D......................................................................   $     167



    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF EACH CLASS MAY BE GREATER OR LESS THAN THOSE SHOWN.



    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Purchase of Fund Shares--Plan of Distribution" and "Redemptions and Repurchases."



    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of capital stock outstanding throughout each of the periods through October 31, 1996 have been audited by Price Waterhouse LLP, independent accountants. The information for the six-month period ended April 30, 1997 is unaudited. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of independent accountants, which are contained in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund. All shares of the Fund held prior to July 28, 1997 have been designated Class B shares.


                                                                               FOR THE YEAR ENDED OCTOBER 31
                                                                       ---------------------------------------------
                                                                         1996      1995     1994     1993    1992**
                                                      FOR THE SIX      --------  --------  -------  -------  -------
                                                      MONTHS ENDED
                                                     APRIL 30, 1997
                                                    ----------------
                                                      (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period............        $18.89         $18.77    $21.60   $19.80   $12.69   $11.72
                                                        --------       --------  --------  -------  -------  -------
  Net investment income (loss)....................        (0.08)           0.05      0.08    (0.10)   (0.04)   (0.01)
  Net realized and unrealized gain (loss).........        (0.76)           0.50     (1.94)    2.22     7.15     1.14
                                                        --------       --------  --------  -------  -------  -------
  Total from investment operations................        (0.84)           0.55     (1.86)    2.12     7.11     1.13
                                                        --------       --------  --------  -------  -------  -------
  Less dividends and distributions from:
    Net investment income.........................        (0.30)          (0.43)       --       --       --    (0.01)
    Net realized gain.............................            --             --     (0.97)   (0.32)      --    (0.15)
                                                        --------       --------  --------  -------  -------  -------
  Total dividends and distributions...............        (0.30)          (0.43)    (0.97)   (0.32)      --    (0.16)
                                                        --------       --------  --------  -------  -------  -------
  Net asset value, end of period..................        $17.75         $18.89    $18.77   $21.60   $19.80   $12.69
                                                        --------       --------  --------  -------  -------  -------
                                                        --------       --------  --------  -------  -------  -------
TOTAL INVESTMENT RETURN+..........................       (4.56)%(1)       3.00%   (8.65)%  10.69 %  56.13 %   9.86 %
RATIOS TO AVERAGE NET ASSETS:
  Expenses........................................        2.41 %(2)       2.39%    2.45 %   2.41 %   2.38 %   2.77 %
  Net investment income (loss)....................       (0.54)%(2)       0.18%    0.35 %  (0.70)%  (0.46)%  (0.30)%
SUPPLEMENTAL DATA:
  Net assets, end of period, in millions..........        $1,359         $1,624    $1,442   $1,571     $694     $177
  Portfolio turnover rate.........................           19%(1)         49%       50%      35%      30%      73%
  Average commission rate paid....................       $0.0075        $0.0095        --       --       --       --

                                                     FOR THE PERIOD
                                                        THROUGH
                                                    OCTOBER 31, 1991
                                                    ----------------

PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period............        $10.00
                                                         -------
  Net investment income (loss)....................          0.06
  Net realized and unrealized gain (loss).........          1.69
                                                         -------
  Total from investment operations................          1.75
                                                         -------
  Less dividends and distributions from:
    Net investment income.........................        (0.03)
    Net realized gain.............................            --
                                                         -------
  Total dividends and distributions...............         (0.03)
                                                         -------
  Net asset value, end of period..................        $11.72
                                                         -------
                                                         -------
TOTAL INVESTMENT RETURN+..........................        17.54%(1)
RATIOS TO AVERAGE NET ASSETS:
  Expenses........................................         2.43%(2)(3)
  Net investment income (loss)....................         0.61%(2)(3)
SUPPLEMENTAL DATA:
  Net assets, end of period, in millions..........           $86
  Portfolio turnover rate.........................           70%(1)
  Average commission rate paid....................            --

---------------
  *  COMMENCEMENT OF OPERATIONS.
 ** NET INVESTMENT LOSS WAS COMPUTED BASED UPON THE MONTHLY AVERAGE SHARES
    OUTSTANDING.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.83% AND 0.22%, RESPECTIVELY.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    Dean Witter Pacific Growth Fund Inc. (the "Fund") is an open-end, diversified management investment company incorporated in the state of Maryland on June 13, 1990.


    Dean Witter InterCapital Inc. ("InterCapital or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.



    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies, thirty of which are listed on the New York Stock Exchange, with combined assets of approximately $93.1 billion as of June 30, 1997. The Investment Manager also manages and advises portfolios of pension plans, other institutions and individuals which aggregated approximately $3.5 billion at such date.


    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of the Fund's assets. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund.

    Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Adviser") and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities issued by issuers located in Asia, Australia and New Zealand and in countries located elsewhere around the world, subject to the overall supervision of the Investment Manager. The Fund's Directors review the various services provided by the Investment Manager and the Sub-Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


    The Sub-Adviser, whose address is 20 Finsbury Circus, London, England, manages, as of March 31, 1997, assets of approximately $15 billion for U.S. corporate and public employee benefit plans, endowments, investment companies and foundations. The Sub-Adviser is an indirect subsidiary of Deutsche Bank AG, the largest commercial bank in Germany.



    As full compensation for the services and facilities furnished to the Fund and for expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 1.0% of the portion of daily net assets not exceeding $1 billion; 0.95% of the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% of the portion of daily net assets exceeding $2 billion. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation. For the fiscal year ended October 31, 1996, the Fund accrued total compensation to the Investment Manager amounting to 0.98% of the Fund's average daily net assets (of which 40% was accrued to the Sub-Adviser by the Investment Manager) and the Fund's total expenses amounted to 2.39% of the Fund's average daily net assets.

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    The investment objective of the Fund is to maximize the capital appreciation of its investments. There is no assurance that the objective will be achieved. This objective is fundamental and may not be changed without shareholder approval. The following policies may be changed by the Board of Directors without shareholder approval.

    The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in Asia, Australia and New Zealand. Such issuers will include companies which are organized under the laws of an Asian country, Australia or New Zealand and have a principal office in an Asian country, Australia or New Zealand, or which derive 50% or more of their total revenues from business in an Asian country, Australia or New Zealand.


    The principal countries in which such issuers will be located are Japan, Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan and South Korea. The Fund's investment portfolio will be invested in at least three separate countries.



    The Fund may invest more than 25% of its total assets in Japan, reflecting the dominance of the Japanese stock market in the Pacific Basin. The concentration of the Fund's assets in Japanese issuers will subject the Fund to the risks of adverse social, political or economic events which occur in Japan. Specifically, investments in the Japanese stock market may entail a higher degree of risk than investments in other markets as, by fundamental measures of corporate valuation such as its high price-earnings ratios and low dividend yields, the Japanese market as a whole may appear expensive relative to other world stock markets (I.E., the prices of Japanese stocks may be relatively high). In addition, the prices of securities traded on the Japanese markets may be more volatile than many other markets.



    The Fund also may invest over 25% of its total assets in securities issued by issuers located in Hong Kong. In common with the other stock markets of the Pacific Basin, the Hong Kong stock market is more volatile, as measured by standard deviation, than the major equity markets of North America and Europe. At midnight on June 30, 1997, Hong Kong became part of the People's Republic of China, and now forms a Special Administrative Region within that country. The Government of China has indicated that it will not seek to alter the free market-oriented economic system of Hong Kong for at least fifty years following 1997.



    The Fund may also invest over 25% of its total assets in securities issued by issuers located in Malaysia. The Malaysian stock market may also be more volatile than many other markets and, as in the case of other international equity markets, the value of equities can be impacted by unforeseen, adverse developments in the macro-economy or currency, political and/or social instability, government regulatory changes or individual corporate developments.


    The securities invested in will primarily consist of equity securities issued by companies based in Asian countries, Australia and New Zealand which the Investment Manager and/or Sub-Adviser believe are most likely to help the Fund meet its investment objective, but may also include fixed-income securities issued or guaranteed by (or the direct obligations of) the governments of such countries (including zero coupon treasury securities), when it is deemed by the Investment Manager or Sub-Adviser that such investments are consistent with the Fund's investment objective. For example, there may be times when the Investment Manager or Sub-Adviser determines that the prices of government securities are more likely to appreciate than those of equity securities. Such an occasion might arise when inflation concerns have led to general increases in interest rates. Such fixed-income securities which will be purchased by the Fund are likely to be obligations of the treasuries of Australia or Japan. In addition, the Fund may invest in fixed-income securities which are, either alone or in com-bination with a warrant, option or other right, convertible into the common stock of an issuer, when the Investment Manager or the Sub-Adviser determines that such securities are more likely to appreciate in value than the common stock of such issuers or when the Investment Manager or Sub-Adviser wishes to hedge the risk inherent in the direct purchase of the equity of a given issuer, by receiving a steady stream of interest payments. The Fund will select convertible securities of issuers whose common stock has, in the opinion of the Investment Manager or Sub-Adviser, a potential to appreciate in price. The Fund may also purchase equity and fixed-income securities which are issued in private placements and warrants or other securities conveying the right to purchase common stock.

    The decisions of the Investment Manager and Sub-Adviser to invest in securities for the Fund will be based on a general strategy of selecting those issuers which they believe have shown a high rate of growth in earnings. Moreover, securities will primarily be selected which possess, on both an absolute basis and as compared with other securities in their region and around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

    The Fund may also purchase securities issued by various agencies and instrumentalities of the U.S. Government. These will include obligations backed by the full faith and credit of the United States (such as those issued by the Government National Mortgage Association); obligations whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury (such as those issued by the Federal National Mortgage Association); and obligations backed by the credit of the issuing agency or instrumentality (such as those issued by the Federal Farm Credit System).

    The Fund may be investing up to 10% of its total assets in securities issued by other investment companies. Such investments are necessary in order to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual issuers. The Fund will incur any indirect expenses incurred through investment in an investment company, such as the payment of a management fee (which may result in the payment of an additional advisory fee). Furthermore, it should be noted that foreign investment companies are not subject to the U.S. securities laws and may be subject to fewer or less stringent regulations than U.S. investment companies.

    The remainder of the Fund's portfolio equalling, at times, up to 35% of the Fund's total assets, may be invested in equity and/or fixed-income and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the Fund's investment objective. In addition, this portion of the Fund's portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options (see below).

    It is anticipated that the securities held by the Fund in its portfolio will be denominated, principally, in the liquid Asian currencies and the Australian dollar. Such currencies include the Japanese yen, Malaysian ringgit, Singapore dollar, Hong Kong dollar, Thai baht, Philippine peso, Indonesia rupiah, Taiwan dollar and South Korean won. Securities of issuers within a given country may be denominated in the currency of a different country.

    The Fund may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs, in registered form, are designed for use in United States securities markets.

    There may be periods during which market conditions warrant reduction of some or all of the Fund's securities holdings. During such periods, the Fund may adopt a temporary "defensive" posture in which greater than 35% of its net assets are invested in cash or money market instruments. Under such circumstances, the money market instruments in which the Fund may invest are securities issued or guaranteed by the U.S. Government; American bank obligations, such as certificates of deposit; Eurodollar certificates of deposit; obligations of American savings institutions; and commercial paper of American issuers rated within the two highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

RISK CONSIDERATIONS

    FOREIGN SECURITIES. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of the Fund's investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and thereby impact upon the Fund's total return on such assets.

    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of the Fund will be conducted on a spot basis or through forward contracts or futures contracts (see below). The Fund may incur certain costs in connection with these currency transactions.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Political and economic developments in Asia may have profound effects upon the value of a large segment of the Fund's portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of such securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.

    The foreign securities in which the Fund will be investing may be issued by issuers located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.
                                  ------------
    To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies) the Fund may engage in transactions in forward foreign currency contracts, options on securities and currencies, and futures contracts and options on futures contracts on securities, currencies and indexes. The Fund may also purchase options on securities to facilitate its participation in the potential appreciation of the value of the underlying securities. A discussion of these transactions follows and is supplemented by further disclosure in the Statement of Additional Information.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

    The Fund will enter into forward contracts under various circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Fund is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    At other times, when, for example, the Investment Manager or Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the Fund may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities (or securities which the Fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected when it is determined by the Investment Manager or Sub-Adviser that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

    In addition, when the Fund anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The Fund may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

    Lastly, the Fund is permitted to enter into forward contracts with respect to currencies in which certain of its portfolio securities are denominated and on which options have been written (see "Options and Futures Transactions").

    In all of the above circumstances, if the currency in which the Fund's portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Fund will have realized fewer gains than had the Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager and/or Sub-Adviser.

    The Fund generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. To the extent that the Fund enters into forward foreign currency contracts to hedge against a decline in the value of portfolio holdings denominated in a particular foreign currency resulting from currency fluctuations, there is a risk that the Fund may nevertheless realize a gain or loss as a result of currency fluctuations after such portfolio holdings are sold if the Fund is unable to enter into an "offsetting" forward foreign currency contract with the same party or another party. The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code of 1986 (the "Code") requirements relating to qualifications as a regulated investment company (see "Dividends, Distributions and Taxes").

OPTIONS AND FUTURES TRANSACTIONS

    Call and put options on U.S. Treasury notes, bonds and bills, on various foreign currencies and on equity securities are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price.

    OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC.

    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities which are denominated in either U.S. dollars or foreign currencies and on the U.S. dollar and foreign currencies, without limit, in order to hedge against the decline in the value of a security or currency and to close out long call option positions. As a writer of a call option, the Fund has the obligation, upon notice of exercise of the option, to deliver the security or amount of currency underlying the option (certain listed and OTC call options written by the Fund will be exercisable by the purchaser only on a specific date).

    Given the Fund's objective of seeking capital appreciation, it should be recognized that the writing of covered call options on portfolio securities will reduce the potential for the Fund to realize capital appreciation on such securities unless and until such time as the option expires unexercised or the Fund enters into an "offsetting" transaction. For this reason, it is expected that, under normal market conditions, the Fund will not write covered call options on all or substantially all of its portfolio securities. The Fund, however, may write covered call options on currencies in amounts representing substantially all of the value of its foreign holdings if determined by the Investment Manager to be appro-priate to protect the Fund against the risks of adverse fluctuations in the values of foreign currencies.

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. The Fund may purchase call options to close out a covered call position (see "Covered Call Writing" above) or to protect against an increase in the price of a security it anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security or may purchase put options on currencies in which such securities are denominated or a different related foreign currency to protect itself against a decline in the value of the currency in which the securities are denominated. There are no other limits on the Fund's ability to purchase call and put options.

    FUTURES CONTRACTS. The Fund may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on common stocks, such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency" futures) and on such indexes of U.S. or foreign equity and fixed-income securities as may exist or come into being, such as the Nikkei 225 Stock Index ("index" futures). As a futures contract purchaser, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    The Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. The Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Fund will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

    RISKS OF OPTIONS AND FUTURES TRANSACTIONS. The Fund may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer.

    Exchanges may limit the amount by which the price of many futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    While the futures contracts and options transactions to be engaged in by the Fund for the purpose of hedging the Fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk is that the Fund's management could be incorrect in its expectations as to the direction or extent of various interest rate or price movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

    Another risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the Fund's portfolio securities and their denominated currencies. Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    The Fund, by entering into transactions in foreign futures and options markets, will also incur risks similar to those discussed above under the section entitled "Foreign Securities."

OTHER INVESTMENT POLICIES
    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities. from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, the Fund follows procedures to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization.

    ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities.

    Except as specifically noted, all investment objectives, policies and practices discussed above are not fundamental policies of the Fund and, as such, may be changed without shareholder approval.

PORTFOLIO MANAGEMENT


    The Fund's portfolio is actively managed by its Investment Manager and the Sub-Adviser with a view to achieving the Fund's investment objective. In determining which securities to purchase for the Fund or hold in the Fund's portfolio, the Investment Manager and the Sub-Adviser will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc. ("DWR") and other broker-dealer affiliates of the Investment Manager, and others regarding economic developments and interest rate trends, and the Investment Manager's and Sub-Adviser's own analysis of factors they deem relevant. The Fund's primary portfolio manager is Graham D. Bamping, a Director of the Sub-Adviser. Mr. Bamping is responsible for the Sub-Adviser's management of Pacific Basin equity portfolios and has been managing equity portfolios based in the Pacific Basin, for the Sub-Adviser, for over five years.


    Personnel of the Investment Manager and Sub-Adviser have substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.


    Orders for transactions in portfolio securities and commodities may be placed for the Fund with a number of brokers and dealers, including DWR, other broker-dealer affiliates of the Investment Manager and two affiliated broker-dealers of the Sub-Adviser (Deutsche Morgan Grenfell & Partners Securities Pte. Limited and Deutsche Morgan Grenfell Securities Hong Kong Limited). Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. In addition, the Fund may incur brokerage commissions on transactions conducted through DWR, other brokers and dealers that are affiliates of InterCapital and the above-mentioned affiliated broker-dealers of the Sub-Adviser.


    Although the Fund does not intend to engage in short-term trading, it may sell portfolio securities without regard to the length of time that they have been held when such sale will, in the opinion of the Investment Manager or Sub-Adviser, contribute to the Fund's investment objective. It is not anticipated that the Fund's portfolio turnover rate will exceed 100% in any one year.

    The expenses of the Fund relating to its portfolio management are likely to be greater than those incurred by other investment companies investing primarily in securities issued by domestic issuers as custodial costs, brokerage commissions and other transaction charges related to investing in foreign markets are generally higher than in the United States.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund may not:

   1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

   2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

   3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry.

   4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.

   5. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the provisions of Section 12(d) of the Act and any rules promulgated thereunder (e.g., the Fund may not invest in more than 3% of the outstanding voting securities of any investment company).

   6. Invest more than 10% of its total assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days.

    Generally, OTC options and the assets used as "cover" for written OTC options are "illiquid securities" (securities for which no active and substantial secondary market exists). However, the Fund is permitted to treat the securities it uses as cover for written OTC options as liquid provided it follows a procedure whereby it will sell OTC options only to qualified dealers who agree that the Fund may repurchase such options at a maximum price to be calculated pursuant to a predetermined formula set forth in the option agreement. The formula may vary from agreement to agreement, but is generally based on a multiple of the premium received by the Fund for writing the option plus the amount, if any, of the option's intrinsic value. An OTC option is considered an illiquid asset only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.


PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------


GENERAL



    The Fund offers each Class of its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by DWR and other dealers which have entered into agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.


    The Fund offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase. (Class B shares purchased by certain qualified employer-sponsored benefit plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million, and to certain other limited categories of investors. At the discretion of the Board of Directors of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Fund. See "Alternative Purchase Arrangements-- Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.



    The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares of the Fund and other Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds") and shares of Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Fund and other Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Dean Witter Pacific Growth Fund Inc., directly to Dean Witter Trust Company (the "Transfer Agent") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting a DWR or other Selected Broker-Dealer account executive. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase, in the case of investments through EasyInvest, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. In the case of investments pursuant to Systematic Payroll Deduction Plans (including Individual Retirement Plans), the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, if the Fund has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


    Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gain distributions if their order is received by the close of business on the day prior to the record date for such dividends and distributions. The offering price will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value"). While no sales charge is imposed at the time shares are purchased, a contingent deferred sales charge may be imposed at the time of redemption (see "Redemptions and Repurchases"). Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund at the time of their sale by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.



ALTERNATIVE PURCHASE ARRANGEMENTS



    The Fund offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative--Class D Shares" below).



    Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."



    Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.



    CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."



    CLASS B SHARES. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified employer-sponsored benefit plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's

Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.



    After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."



    CLASS C SHARES. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."



    CLASS D SHARES. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."



    SELECTING A PARTICULAR CLASS. In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:



    The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.



    Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 1.0% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.



    For the purpose of meeting the $5 million minimum investment amount for Class D shares, holdings of Class A shares in all Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount.



    Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.



    Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:



                                         CONVERSION
  CLASS     SALES CHARGE    12B-1 FEE      FEATURE
    A      Maximum 5.25%        0.25%        No
           initial sales
           charge reduced
           for purchases
           of $25,000 and
           over; shares
           sold without an
           initial sales
           charge
           generally
           subject to a
           1.0% CDSC
           during first
           year.
    B      Maximum 5.0%         1.0%    B shares
           CDSC during the              convert to A
           first year                   shares
           decreasing to 0              automatically
           after six years              after
                                        approximately
                                        ten years
    C      1.0% CDSC            1.0%         No
           during first
           year
    D           None           None          No



    See "Purchase of Fund Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.



INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES



    Class A shares are sold at net asset value plus an initial sales charge. In some cases, reduced sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.



    The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:



                                          SALES CHARGE
                           ------------------------------------------
                              PERCENTAGE OF          APPROXIMATE
    AMOUNT OF SINGLE         PUBLIC OFFERING    PERCENTAGE OF AMOUNT
       TRANSACTION                PRICE               INVESTED
-------------------------  -------------------  ---------------------
Less than $25,000........           5.25%                 5.54%
$25,000 but less
     than $50,000........           4.75%                 4.99%
$50,000 but less
     than $100,000.......           4.00%                 4.17%
$100,000 but less
     than $250,000.......           3.00%                 3.09%
$250,000 but less
     than $1 million.....           2.00%                 2.04%
$1 million and over......              0                     0



    Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.



    COMBINED PURCHASE PRIVILEGE. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Fund in single transactions with the purchase of Class A shares of other Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Fund, the Class A shares of the other Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.



    RIGHT OF ACCUMULATION. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Fund and other Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Fund and other Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares equal to at least $5 million, such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative-- Class D Shares" below.



    The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.



    LETTER OF INTENT. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Fund or shares of other Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Fund or shares of other Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.

    ADDITIONAL NET ASSET VALUE PURCHASE OPTIONS. In addition to investments of $1 million or more, Class A shares also may be purchased at net asset value by the following:



   (1) trusts for which Dean Witter Trust Company ("DWTC") or Dean Witter Trust FSB ("DWTFSB") (each of which is an affiliate of the Investment Manager) provides discretionary trustee services;



   (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory or administrative services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees and restrictions on transferability of Fund shares);



   (3) retirement plans qualified under Section 401(k) of the Internal Revenue Code ("401(k) plans") and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code with at least 200 eligible employees and for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper;



   (4) 401(k) plans and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;



   (5) investors who are clients of a Dean Witter account executive who joined Dean Witter from another investment firm within six months prior to the date of purchase of Fund shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the account executive's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and



   (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund.



    No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.



    For further information concerning purchases of the Fund's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.



CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE-- CLASS B SHARES



    Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.



    Except as noted below, Class B shares of the Fund which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:



           YEAR SINCE                     CDSC AS A
            PURCHASE                    PERCENTAGE OF
          PAYMENT MADE                 AMOUNT REDEEMED
---------------------------------  -----------------------
First............................              5.0%
Second...........................              4.0%
Third............................              3.0%
Fourth...........................              2.0%
Fifth............................              2.0%
Sixth............................              1.0%
Seventh and thereafter...........              None



    In the case of Class B shares of the Fund held by 401 (k) plans or other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper and whose accounts are opened on or after July 28, 1997, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:



           YEAR SINCE
            PURCHASE               CDSC AS A PERCENTAGE OF
          PAYMENT MADE                 AMOUNT REDEEMED
---------------------------------  -----------------------
First............................              2.0%
Second...........................              2.0%
Third............................              1.0%
Fourth and thereafter............              None



    CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) prior to the redemption; and
(iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of FSC Funds or of other Dean Witter Funds acquired in exchange for such shares. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.



    In addition, the CDSC, if otherwise applicable, will be waived in the case of:



   (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (A) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (B) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;



   (2) redemptions in connection with the following retirement plan distributions: (A) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (B) distributions from an IRA or 403(b) Custodial
Account following attainment of age 59 1/2; or (C) a tax-free return of an excess contribution to an IRA; and



   (3) all redemptions of shares held for the benefit of a participant in a 401(k) plan or other employer-sponsored plan qualified under Section 401(a) of the Internal Revenue Code which offers investment companies managed by the Investment Manager or its subsidiary, Dean Witter Services Company Inc., as self-directed investment alternatives and for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper ("Eligible Plan"), provided that either: (A) the plan continues to be an Eligible Plan after the redemption; or (B) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.



    With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.



    CONVERSION TO CLASS A SHARES. All shares of the Fund held prior to July 28, 1997 have been designated Class B shares. Shares held before May 1, 1997 will convert to Class A shares in May, 2007. In all other instances Class B shares will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges, from the last day of the month in which the original Class B shares were purchased, provided that shares originally purchased before May 1, 1997 will convert to Class A shares in May, 2007. The conversion of shares purchased on or after May 1, 1997 will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a 401(k) plan or other employer-sponsored plan qualified under Section 401(a) of the Internal Revenue Code and for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the first shares of a Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an "Exchange Fund" (see "Shareholder Services--Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.



    If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.



    Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.



    Class B shares purchased before July 28, 1997 by trusts for which DWTC or DWTFSB provides discretionary trustee services will convert to Class A shares on or about August 29, 1997. The CDSC will not be applicable to such shares.



LEVEL LOAD ALTERNATIVE--CLASS C SHARES



    Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Directors and regulatory limitations.



NO LOAD ALTERNATIVE--CLASS D SHARES



    Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million and the following categories of investors: (i) investors participating in the InterCapital mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory or administrative services (subject to all of the terms and conditions of such programs, which may include termination fees and restrictions on transferability of Fund shares); (iii) 401(k) plans established by DWR and SPS Transaction Services, Inc. (an affiliate of DWR) for their employees; (iv) certain Unit Investment Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; and (vi) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund. Investors who require a $5 million minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transaction in Class D shares of the Fund and other Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Fund. In addition, for the purpose of meeting the $5 million minimum investment amount, holdings of Class A shares in all Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.



PLAN OF DISTRIBUTION



    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of the Fund. In the case of Class A and Class C shares, the Plan provides that the Fund will reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B. The fee is treated by the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of each of these Classes, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.



    Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of DWR's account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.



    For the fiscal year ended October 31, 1996, Class B shares of the Fund accrued payments under the Plan amounting to $16,571,035, which amount is equal to 1.0% of the Fund's average daily net assets for the fiscal year. The payments accrued under the Plan were calculated pursuant to clause (b) of the compensation formula under the Plan. All shares held prior to July 28, 1997 have been designated Class B shares.



    In the case of Class B shares, at any given time, the expenses in distributing Class B shares of the Fund may be in excess of the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that such excess amounts, including the carrying charge described above, totalled $48,277,700 at October 31, 1996, which was equal to 2.97% of the net assets of the Fund on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to account executives at the time of sale may be reimbursed in the subsequent calendar year. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


DETERMINATION OF NET ASSET VALUE


    The net asset value per share is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of the net assets of the Fund, dividing by the number of shares outstanding and adjusting to the nearest cent. The assets belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.


    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange. Dividends receivable are accrued as of the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known.

    Short-term debt securities with remaining maturities of sixty days or less to maturity at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Directors.

    Certain securities in the Fund's portfolio may be valued by an outside pricing service approved by the Fund's Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund (or, if specified by the shareholder, in shares of any other open-end Dean Witter Fund), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").



    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. (see "Purchase of Fund Shares" and "Redemptions and Repurchases -- Involuntary Redemption").



    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value per share next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    TAX-SHELTERED RETIREMENT PLANS. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.


    For further information regarding plan administration, custodial fees and other details, investors should contact their account executive or the Transfer Agent.



    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September, and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount. Withdrawal plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.


    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about any of the above services.

EXCHANGE PRIVILEGE


    Shares of each Class may be exchanged for shares of the same Class of any other Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds: Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Intermediate Term U.S. Treasury Trust and five Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Dean Witter Global Short-Term Income Fund Inc., Dean Witter High Income Securities and Dean Witter National Municipal Trust, which are Dean Witter Funds offered with a CDSC ("CDSC Funds"). Exchanges may be made after the shares of the

Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.


    An exchange to another Dean Witter Multi-Class Fund, any FSC Fund, any CDSC Fund or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Fund, shares of the Fund are redeemed out of the Fund at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at their net asset value determined the following business day. Subsequent exchanges between any of the money market funds and any of the Dean Witter Multi-Class Funds, FSC Funds or CDSC Funds or any Exchange Fund that is not a money market fund can be effected on the same basis.



    No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Dean Witter Multi-Class Fund or shares of a CDSC Fund, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or shares of a CDSC Fund are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Dean Witter Multi-Class Fund or in shares of a CDSC Fund (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. However, in the case of shares of the Fund exchanged into an Exchange Fund, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Fund acquired in exchange for Class B shares of another Dean Witter Multi-Class Fund or shares of a CDSC Fund having a different CDSC schedule than that of this Fund will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule.



    ADDITIONAL INFORMATION REGARDING EXCHANGES. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Investment Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/ or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on exchange of shares of the Fund pledged in the margin account.

    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. In the case of a shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their account executive (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).

    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.

    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her DWR or other Selected Broker-Dealer account executive, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Dean Witter Funds in the past.

    For further information regarding the Exchange Privilege, shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.

REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------


    REDEMPTION. Shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined less the amount of any applicable CDSC in the case of Class A, Class B or Class C shares (see "Purchase of Fund Shares"). If shares are held in a shareholder's account without a share certificate, a written request for redemption sent to the Fund's Transfer Agent at P.O. Box 983, Jersey City, N.J. 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption, along with any additional documentation required by the Transfer Agent.

    REPURCHASE. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed (see "Purchase of Fund Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer, reduced by any applicable CDSC.


    The CDSC, if any, will be the only fee imposed by the Fund or the Distributor. The offers by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by them at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."


    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances; e.g., when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check (including a certified or bank cashier's check), payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase.


    INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem, on sixty days notice and at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under
Section 403(b)(7) of the Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Directors or, in the case of an account opened through EasyInvest, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow the shareholder sixty days to make an additional investment in an amount which will increase the value of the account to at least the applicable amount before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


    DIVIDENDS AND DISTRIBUTIONS. The Fund declares dividends separately for each Class of shares and intends to pay dividends and to distribute substantially all of the Fund's net investment income and net realized short-term and long-term capital gains, if any, at least once each year. The

Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.


    All dividends and any capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends and/or distributions be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions".)


    TAXES. Because the Fund intends to continue to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Code, it is not expected that the Fund will be required to pay any federal income tax on such income and capital gains.

    Gains or losses on the Fund's transactions in certain listed options on securities and on futures and options on futures traded on U.S. exchanges generally are treated as 60% long-term gain or loss and 40% short-term gain or loss. When the Fund engages in options and futures transactions, various tax regulations applicable to the Fund may have the effect of causing the Fund to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the Fund's realized net gains being available for distribution.

    As a regulated investment company, the Fund is subject to the requirement that less than 30% of its gross income be derived from the sale of certain investments held for less than three months. This requirement may limit the Fund's ability to engage in options and futures transactions.

    Shareholders will normally have to pay federal income taxes, and any applicable state and/or local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income and net short-term capital gains, are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1, will be deemed, for tax purposes, to have been received by the shareholder in the prior year.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. It is not anticipated that any portion of the Fund's distributions will be eligible for the dividends received deduction to corporate shareholders.

    The Fund may at times make payments from sources other than income or net capital gains. Payments from such sources will, in effect, represent a return of a portion of each shareholder's investment. All, or a portion, of such payments will not be taxable to shareholders.

    After the end of the year, shareholders will receive full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income and the portion taxable as long-term capital gains.

    To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.

    Dividends, interest and gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If it qualifies for and has made the appropriate election with the Internal Revenue Service, the Fund will report annually to its shareholders the amount per share of such taxes, to enable shareholders to claim United States foreign tax credits or deductions with respect to such taxes. In the absence of such an election, the Fund would deduct foreign tax in computing the amount of its distributable income.

    The foregoing discussion relates solely to the federal income tax consequences of an investment in the Fund. Distributions may also be subject to state and local taxes; therefore, each shareholder is advised to consult his or her own tax adviser.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


    From time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Fund of $1,000 over a period of one year and five years, as well as over the life of the Fund. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the applicable Class and all sales charges which would be incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.


    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations (such as mutual fund performance rankings of Lipper Analytical Services, Inc.).


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


    VOTING RIGHTS. All shares of the Fund are of common stock of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C bear the expenses related to the distribution of their respective shares.


    The Fund is not required to hold Annual Meetings of Shareholders and, in ordinary circumstances, the Fund does not intend to hold such meetings. The Directors may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Fund's By-Laws.

    CODE OF ETHICS. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies.

The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

    The Fund's Sub-Adviser also has a Code of Ethics which complies with regulatory requirements and, insofar as it relates to persons associated with the Fund, the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    MASTER/FEEDER CONVERSION. The Fund reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

Dean Witter
Pacific Growth Fund Inc.            DEAN WITTER
Two World Trade Center              PACIFIC
New York, New York 10048            GROWTH
DIRECTORS                           FUND
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder
OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive
Officer
Barry Fink
Vice President, Secretary and
General Counsel
Thomas F. Caloia
Treasurer
CUSTODIAN
The Chase Manhattan Bank
One Chase Plaza
New York, NY 10005
TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
Dean Witter Trust Company
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
INVESTMENT MANAGER
Dean Witter InterCapital Inc.
SUB-ADVISER
Morgan Grenfell Investment Services
Limited
                                            PROSPECTUS -- JULY 28, 1997

STATEMENT OF ADDITIONAL INFORMATION
JULY 28, 1997                           DEAN WITTER
                                        PACIFIC GROWTH
                                        FUND


------------------------------------------------------------

    Dean Witter Pacific Growth Fund Inc. (the "Fund") is an open-end, diversified management investment company, whose investment objective is to maximize the capital appreciation of its investments. The Fund seeks to achieve its investment objective by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.


    A Prospectus for the Fund dated July 28, 1997, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at the address or telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.


Dean Witter
Pacific Growth Fund Inc.
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management............................................................          3

Directors and Officers.................................................................          7

Investment Practices and Policies......................................................         13

Investment Restrictions................................................................         27

Portfolio Transactions and Brokerage...................................................         29

The Distributor........................................................................         31

Determination of Net Asset Value.......................................................         35

Purchase of Fund Shares................................................................         36

Shareholder Services...................................................................         39

Redemptions and Repurchases............................................................         43

Dividends, Distributions and Taxes.....................................................         45

Performance Information................................................................         46

Description of Common Stock............................................................         47

Custodian and Transfer Agent...........................................................         47

Independent Accountants................................................................         48

Reports to Shareholders................................................................         48

Legal Counsel..........................................................................         48

Experts................................................................................         48

Registration Statement.................................................................         48

Financial Statements--October 31, 1996.................................................         49

Report of Independent Accountants......................................................         71

Financial Statements--April 30, 1997 (unaudited).......................................         72

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND

    The Fund was incorporated under the laws of the state of Maryland on June 13, 1990.

THE INVESTMENT MANAGER


    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the internal reorganization and Dean Witter InterCapital Inc. thereafter.) The daily management of the Fund is conducted by or under the direction of officers of the Fund and of the Investment Manager and Sub-Advisor, subject to review by the Fund's Board of Directors. Information as to these Directors and Officers is contained under the caption "Directors and Officers".



    InterCapital is also the investment manager or investment adviser of the following investment companies: Dean Witter Liquid Asset Fund Inc., InterCapital Income Securities Inc., Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Developing Growth Securities Trust, Dean Witter American Value Fund, Dean Witter Dividend Growth Securities Inc., Dean Witter Natural Resource Development Securities Inc., Dean Witter U.S. Government Money Market Trust, Dean Witter California Tax-Free Income Fund, Dean Witter Variable Investment Series, Dean Witter World Wide Investment Trust, Dean Witter Select Municipal Reinvestment Fund, Dean Witter U.S. Government Securities Trust, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, Dean Witter Value-Added Market Series, High Income Advantage Trust, High Income Advantage Trust II, High Income Advantage Trust III, Dean Witter Government Income Trust, Dean Witter California Tax-Free Daily Income Trust, Dean Witter Utilities Fund, Dean Witter Strategist Fund, Dean Witter World Wide Income Trust, Dean Witter Intermediate Income Securities, Dean Witter Capital Growth Securities, Dean Witter European Growth Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter Global Short-Term Income Fund Inc., Dean Witter Multi-State Municipal Series Trust, Dean Witter New York Municipal Money Market Trust, InterCapital Quality Municipal Investment Trust, Dean Witter Short-Term U.S. Treasury Trust, InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Quality Municipal Income Trust, Dean Witter Diversified Income Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, Dean Witter Global Dividend Growth Securities, Dean Witter Global Utilities Fund, Dean Witter High Income Securities, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter Select Dimensions Series, Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund, Dean Witter Hawaii Municipal Trust, Dean Witter Capital Appreciation Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Information Fund, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special Value Fund, Dean Witter Financial Services Trust, Dean Witter Market Leader Trust, InterCapital Insured Municipal Securities, InterCapital Insured California Municipal Securities, InterCapital Insured Municipal Income Trust, InterCapital California Insured Municipal Income Trust, Active Assets Money Trust, Active Assets California Tax-Free Trust, Active Assets Tax-Free Trust, Active Assets Government Securities Trust, Municipal Income Trust, Municipal Income Trust II, Municipal Income Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Municipal Income Opportunities Trust III, Municipal Premium Income Trust and Prime Income Trust. The foregoing investment companies, together with the Fund, are collectively referred to as the Dean Witter Funds.

    In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment adviser: TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Balanced Fund, TCW/DW Total Return Trust, TCW/DW Global Telecom Trust, TCW/DW Strategic Income Trust, TCW/DW Emerging Markets Opportunities Trust, TCW/ DW Mid-Cap Equity Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002, TCW/DW Term Trust 2003 (the "TCW/DW Funds"). InterCapital also serves as:
(i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; and (ii) sub-administrator of MassMutual Participation Investors and Templeton Global Governments Income Trust, closed-end investment companies.


    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to supervise the investment of the Fund's assets. The Investment Manager, through consultation with Morgan Grenfell Investment Services Limited (the "Sub-Adviser") and through its own portfolio management staff, obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Effective December 31, 1993, pursuant to a Services Agreement between InterCapital and DWSC, DWSC began to provide the administrative services to the Fund that were previously performed directly by InterCapital. On April 17, 1995, DWSC was reorganized in the State of Delaware, necessitating the entry into a new Services Agreement by InterCapital on such date. The foregoing internal reorganizations did not result in any change in the nature or scope of the administrative services being provided to the Fund or any of the fees being paid by the Fund for the overall services being performed under the terms of the existing Management Agreement.


    Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Adviser pursuant to the Sub-Advisory Agreement (see below), or by the Distributor of the Fund's shares, Dean Witter Distributors Inc. ("Distributors" or the "Distributor"), (see "The Distributor") will be paid by the Fund. These expenses will be allocated among the four classes of shares of the Fund (each, a "Class") pro rata based on the net assets of the Fund attributable to each Class, except as described below. The expenses borne by the Fund include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor"), charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the Investment Manager or Sub-Adviser or any corporate affiliate of the Investment Manager or Sub-Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of the Fund's legal counsel, including counsel to the directors who are not interested persons of the Fund or of the Investment Manager or Sub-Adviser (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Directors.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Management Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the Fund's daily net assets: 1.00% of the portion of the daily net assets not exceeding $1 billion; 0.95% of the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% of the portion of daily net assets exceeding $2 billion. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund accrued to the Investment Manager total compensation under the Management Agreement in the amounts of $12,209,230, $14,008,538 and $16,242,482, respectively.


    Pursuant to a Sub-Advisory Agreement between the Investment Manager and Sub-Adviser, the Sub-Adviser has been retained, subject to the overall supervision of the Investment Manager and the Directors of the Fund, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to Pacific basin issuers and to manage the portion of the Fund's portfolio invested in securities issued by issuers located in Asia, Australia and New Zealand, subject to the supervision of the Investment Manager. On occasion, the Sub-Advisor will also provide the Investment Manager with investment advice concerning potential investment opportunities for the Fund which are available outside of Asia, Australia and New Zealand.


    Morgan Grenfell Investment Services Limited ("MGIS") was organized as a British corporation in 1972 and manages, as of March 31, 1997, assets of approximately $15 billion for U.S. corporate and public employee benefit plans, investment companies, endowments and foundations. MGIS' principal office is located at 20 Finsbury Circus, London, England. MGIS is a subsidiary of London based Morgan Grenfell Asset Management Limited which is itself a subsidiary of London-based Morgan Grenfell Group plc (which is owned by Deutsche Bank AG, an international commercial and investment banking group) and is registered as an investment adviser under the Investment Advisers Act of 1940. In 1838 Morgan Grenfell was founded to provide merchant banking services, primarily trade financing between Great Britain and the United States. In 1958, its investment management arm began operations. In recent years Morgan Grenfell Group plc has achieved a prominent position in the securities industry by providing investment and commercial banking services, financial services, and discretionary management and advisory services covering all of the world's leading securities markets. Morgan Grenfell Asset Management Limited, through its various investment management subsidiaries, which have extensive experience in global investment management, is managing, as of March 31, 1997, approximately $117 billion worldwide.


    Both the Investment Manager and the Sub-Adviser have authorized any of their directors, officers and employees who have been elected as Directors or officers of the Fund to serve in the capacities in which they have been elected. Services furnished by the Investment Manager and the Sub-Adviser may be furnished by directors, officers and employees of the Investment Manager and the Sub-Adviser. In connection with the services rendered by the Sub-Adviser, the Sub-Adviser bears the following expenses: (a) the salaries and expenses of its personnel; and (b) all expenses incurred by it in connection with performing the services provided by it as Sub-Adviser, as described above.

    As full compensation for the services and facilities furnished to the Fund and the Investment Manager and expenses of the Fund and the Investment Manager assumed by the Sub-Adviser, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of the Investment Manager's monthly compensation payable under the Management Agreement. For the fiscal years ended October 31, 1994, 1995 and 1996, the Investment Manager informed the Fund that it accrued to the Sub-Adviser total compensation under the Sub-Advisory Agreement of $4,883,692, $5,603,415 and $6,496,993, respectively.


    The Agreements were initially approved by the Board of Directors on February 21, 1997 and by the shareholders of the Fund at a Special Meeting of Shareholders held on May 21, 1997. The Agreements are substantially identical to prior investment management and sub-advisory agreements which were initially approved by the Board of Directors on October 30, 1992, by the shareholders of the Fund at a Special Meeting of Shareholders held on January 12, 1993 and amended by the Board of Directors on April 24, 1997 to reduce the compensation received by the Investment Manager under the Agreement for assets exceeding $1 billion, so that the compensation under the Agreement is calculated by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 1.00% of the portion of daily net assets not exceeding $1 billion; 0.95% of the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% of the portion of daily net assets exceeding $2 billion. The Agreements took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The Agreements may be terminated at any time, without penalty, on thirty days' notice by the Board of Directors of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940 (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. The Agreements will automatically terminate in the event of their assignment (as defined in the Act).



    Under their terms, both Agreements had an initial term ending April 30, 1999, and provide that each will continue from year to year thereafter, provided continuance of each Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Directors of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Directors of the Fund who are not parties to the Agreements or "interested persons" (as defined in the Act) of any such party (the "Independent Directors"), which votes must be cast in person at a meeting called for the purpose of voting on such approval.


    The Fund has acknowledged that the name "Dean Witter" is a property right of DWR. The Fund has agreed that DWR or its parent company may use, or at any time permit others to use, the name "Dean Witter." The Fund has also agreed that in the event the investment management contract between InterCapital and the Fund is terminated, or if the affiliation between InterCapital and its parent company is terminated, the Fund will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

    The Directors and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with InterCapital and with the 82 Dean Witter Funds and the 14 TCW/DW Funds are shown below.


      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (56)                                      Chairman and Chief Executive Officer of Levitz Furniture
Director                                                Corporation (since November, 1995); Director or Trustee of
c/o Levitz Furniture Corporation                        the Dean Witter Funds; formerly President and Chief
6111 Broken Sound Parkway, N.W.                         Executive Officer of Hills Department Stores (May,
Boca Raton, Florida                                     1991-July, 1995); formerly variously Chairman, Chief
                                                        Executive Officer, President and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise Group of Sears,
                                                        Roebuck and Co.; Director of Eaglemark Financial Services,
                                                        Inc., the United Negro College Fund and Weirton Steel Cor-
                                                        poration.

Charles A. Fiumefreddo* (64)                            Chairman, Chief Executive Officer and Director of
Chairman of the Board, President,                       InterCapital, Distributors and DWSC; Director and
Chief Executive Officer and Director                    Executive Vice President of DWR; Chairman, Director or
Two World Trade Center                                  Trustee, President and Chief Executive Officer of the Dean
New York, New York                                      Witter Funds; Chairman, Chief Executive Officer and
                                                        Trustee of the TCW/DW Funds; Chairman and Director of Dean
                                                        Witter Trust Company ("DWTC"); Director and/or officer of
                                                        various MSDWD subsidiaries; formerly Executive Vice Presi-
                                                        dent and Director of Dean Witter, Discover & Co. (until
                                                        February, 1993).

Edwin J. Garn (64)                                      Director or Trustee of the Dean Witter Funds; formerly
Director                                                United States Senator (R-Utah) (1974-1992) and Chairman,
c/o Huntsman Corporation                                Senate Banking Committee (1980-1986); formerly Mayor of
500 Huntsman Way                                        Salt Lake City, Utah (1971-1974); formerly Astronaut,
Salt Lake City, Utah                                    Space Shuttle Discovery (April 12-19, 1985); Vice
                                                        Chairman, Huntsman Corporation (since January, 1993);
                                                        Director of Franklin Quest (time management systems) and
                                                        John Alden Financial Corp. (health insurance); member of
                                                        the board of various civic and charitable organizations.

John R. Haire (72)                                      Chairman of the Audit Committee and Chairman of the
Director                                                Committee of Independent Directors or Trustees and
Two World Trade Center                                  Director or Trustee of the Dean Witter Funds; Chairman of
New York, New York                                      the Audit Committee and Chairman of the Committee of the
                                                        Independent Trustees and Trustee of the TCW/DW Funds;
                                                        formerly President, Council for Aid to Education
                                                        (1978-1989) and Chairman and Chief Executive Officer of
                                                        Anchor Corporation, an Investment Adviser (1964-1978);
                                                        Director of Washington National Corporation (insurance).

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Wayne E. Hedien** (63)                                  Retired, Director or Trustee of the Dean Witter Funds
Director                                                (commencing on September 1, 1997); Director of The PMI
c/o Gordon Altman Butowsky                              Group, Inc. (private mortgage insurance); Trustee and Vice
 Weitzen Shalov & Wein                                  Chairman of The Field Museum of Natural History; formerly
Counsel to the Independent Trustees                     associated with the Allstate Companies (1966-1994), most
114 West 47th Street                                    recently as Chairman of The Allstate Corporation (March,
New York, New York                                      1993-December, 1994) and Chairman and Chief Executive
                                                        Officer of its wholly-owned subsidiary, Allstate Insurance
                                                        Company (July, 1989-December, 1994); director of various
                                                        other business and charitable organizations.

Dr. Manuel H. Johnson (48)                              Senior Partner, Johnson Smick International, Inc., a
Director                                                consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Ave., N.W.                             Director or Trustee of the Dean Witter Funds; Trustee of
Washington, D.C.                                        the TCW/DW Funds; Director of NASDAQ (since June, 1995);
                                                        Trustee of the Financial Accounting Foundation (oversight
                                                        organization of the Financial Accounting Standards Board)
                                                        formerly Vice Chairman of the Board of Governors of the
                                                        Federal Reserve System (1986-1990) and Assistant Secretary
                                                        of the U.S. Treasury.

Michael E. Nugent (61)                                  General Partner, Triumph Capital, L.P., a private
Director                                                investment partnership; Director or Trustee of the Dean
c/o Triumph Capital, L.P.                               Witter Funds; Trustee of the TCW/DW Funds; formerly Vice
237 Park Avenue                                         President, Bankers Trust Company and BT Capital
New York, New York                                      Corporation (1984-1988); director of various business
                                                        organizations.

Philip J. Purcell* (53)                                 Chairman of the Board of Directors and Chief Executive
Director                                                Officer of MSDWD, DWR and Novus Credit Services Inc.;
1585 Broadway                                           Director of InterCapital, DWSC and Distributors; Director
New York, New York                                      or Trustee of the Dean Witter Funds; Director and/or
                                                        officer of various MSDWD subsidiaries.

John L. Schroeder (66)                                  Retired; Director or Trustee of the Dean Witter Funds;
Director                                                Trustee of the TCW/DW Funds; Director of Citizens
c/o Gordon Altman Butowsky                              Utilities Company; formerly Executive Vice President and
  Weitzen Shalov & Wein                                 Chief Investment Officer of the Home Insurance Company
Counsel to the Independent Directors                    (August, 1991-September, 1995).
114 West 47th Street
New York, New York

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Barry Fink (42)                                         Senior Vice President (since March, 1997) and Secretary
Vice President, Secretary                               and General Counsel (since February, 1997) of InterCapital
 and General Counsel                                    and DWSC; Senior Vice President (since March, 1997) and
Two World Trade Center                                  Assistant Secretary and Assistant General Counsel (since
New York, New York                                      February, 1997) of Distributors; Assistant Secretary of
                                                        DWR (since August, 1996); Vice President, Secretary and
                                                        General Counsel of the Dean Witter Funds and the TCW/ DW
                                                        Funds (since February, 1997); previously First Vice
                                                        President (June, 1993-February, 1997), Vice President
                                                        (until June, 1993) and Assistant Secretary and Assistant
                                                        General Counsel of InterCapital and DWSC and Assistant
                                                        Secretary of the Dean Witter Funds and the TCW/DW Funds.

Thomas F. Caloia (51)                                   First Vice President and Assistant Treasurer of
Treasurer                                               InterCapital and DWSC; Treasurer of the Dean Witter Funds
Two World Trade Center                                  and TCW/DW Funds.
New York, New York


------------------------
 *Denotes Directors who are "interested persons" of the Fund, as defined in the Act.

**Mr. Hedien's term as Director will commence on September 1, 1997.



    In addition, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWTC and Director of DWTC, Mitchell M. Merin, President and Chief Strategic Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWTC and Director of DWTC, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDWD subsidiaries, Robert S. Giambrone, Executive Vice President of InterCapital, DWSC, Distributors and DWTC and Director of DWTC, and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of DWTC, are Vice Presidents of the Fund. Marilyn K. Cranney, First Vice President and Assistant General Counsel of InterCapital and DWSC, and Lou Anne D. McInnis, Ruth Rossi and Carsten Otto, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Frank Bruttomesso, Staff Attorney with InterCapital, are Assistant Secretaries of the Fund.



THE BOARD OF DIRECTORS, THE INDEPENDENT DIRECTORS, AND THE COMMITTEES



    The Board of Directors currently consists of eight (8) directors; as noted above, Mr. Hedien's term will commence on September 1, 1997. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Directors. As of the date of this Statement of Additional Information, there are a total of 83 Dean Witter Funds, comprised of 126 portfolios. As of June 30, 1997, the Dean Witter Funds had total net assets of approximately $87.9 billion and more than six million shareholders.



    Six Directors and Mr. Hedien (77% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, MSDWD. These are the "disinterested" or "independent" Directors. The other two Directors (the "management Directors") are affiliated with InterCapital. Four of the six independent Directors are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Directors . The Dean Witter Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Directors who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.



    All of the current Independent Directors serve as members of the Audit Committee and the Committee of the Independent Directors. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1996, the three Committees held a combined total of sixteen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Directors or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.



    The Committee of the Independent Directors is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.



    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.



DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT DIRECTORS AND AUDIT COMMITTEE



    The Chairman of the Committee of the Independent Directors and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Directors to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.



    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Directors and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Directors.



    The Chairman of the Committee of the Independent Directors and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Director of the Dean Witter Funds and as an Independent Director and, since July 1, 1996, as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.

ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS FOR ALL DEAN WITTER FUNDS



    The Independent Directors and the Funds' management believe that having the same Independent Directors for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Directors of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Directors, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.



COMPENSATION OF INDEPENDENT DIRECTORS



    The Fund pays each Independent Director an annual fee of $1,000 plus a per meeting fee of $50 for meetings of the Board of Directors or committees of the Board of Directors attended by the Director (the Fund pays the Chairman of the Audit Committee an annual fee of $750 and pays the Chairman of the Committee of the Independent Directors an additional annual fee of $1,200). The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.



    The following table illustrates the compensation paid to the Fund's Independent Directors by the Fund for the fiscal year ended October 31, 1996.



                               FUND COMPENSATION



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT DIRECTOR                                     FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,750
Edwin J. Garn.................................................       1,850
John R. Haire.................................................       3,900
Dr. Manuel H. Johnson.........................................       1,800
Michael E. Nugent.............................................       1,750
John L. Schroeder.............................................       1,800



    The following table illustrates the compensation paid to the Fund's Independent Directors for the calendar year ended December 31, 1996 for services to the 82 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1996. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds.

           CASH COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS    FOR SERVICE     TOTAL CASH
                                                                    CHAIRMAN OF          AS         COMPENSATION
                                                                   COMMITTEES OF     CHAIRMAN OF        PAID
                               FOR SERVICE                          INDEPENDENT     COMMITTEES OF   FOR SERVICES
                              AS DIRECTOR OR                         DIRECTORS/      INDEPENDENT         TO
                               TRUSTEE AND       FOR SERVICE AS     TRUSTEES AND    TRUSTEES AND       82 DEAN
                             COMMITTEE MEMBER     TRUSTEE AND          AUDIT            AUDIT          WITTER
                                OF 82 DEAN      COMMITTEE MEMBER   COMMITTEES OF    COMMITTEES OF     FUNDS AND
NAME OF                           WITTER          OF 14 TCW/DW     82 DEAN WITTER     14 TCW/DW       14 TCW/DW
INDEPENDENT DIRECTOR              FUNDS              FUNDS             FUNDS            FUNDS           FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $138,850           --                 --               --            $138,850
Edwin J. Garn..............       140,900           --                 --               --             140,900
John R. Haire..............       106,400           $64,283           $195,450        $ 12,187         378,320
Dr. Manuel H. Johnson......       137,100            66,483            --               --             203,583
Michael E. Nugent..........       138,850            64,283            --               --             203,133
John L. Schroeder..........       137,150            69,083            --               --             206,233



    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Director who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Director referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Director is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Director for service to the Adopting Fund in the five year period prior to the date of the Eligible Director's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Fund for the fiscal year ended October 31, 1996 and by the 57 Dean Witter Funds (including the Fund) for the year ended December 31, 1995, and the estimated retirement benefits for the Fund's Independent Directors, to commence upon their retirement, from the Fund as of October 31, 1996 and from the 57 Dean Witter Funds as of December 31, 1995.


------------------------

(1) An Eligible Director may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Director and his or her spouse on the date of such Eligible Director's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Director and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Director may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

          RETIREMENT BENEFITS FROM THE FUND AND ALL DEAN WITTER FUNDS



                                           FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                                   --------------------------------------   RETIREMENT BENEFITS           BENEFITS
                                        ESTIMATED                           ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                                     CREDITED YEARS         ESTIMATED      ----------------------  ----------------------
                                      OF SERVICE AT       PERCENTAGE OF                 BY ALL       FROM      FROM ALL
                                       RETIREMENT           ELIGIBLE        BY THE     ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT DIRECTOR          (MAXIMUM 10)        COMPENSATION       FUND        FUNDS       FUND        FUNDS
---------------------------------  -------------------  -----------------  ---------  -----------  ---------  -----------
Michael Bozic....................              10               50.0%      $     393  $    26,359  $     950  $    51,550
Edwin J. Garn....................              10               50.0             663       41,901        950       51,550
John R. Haire....................              10               50.0           4,249      261,763      2,343      130,404
Dr. Manuel H. Johnson............              10               50.0             264       16,748        950       51,550
Michael E. Nugent................              10               50.0             498       30,370        950       51,550
John L. Schroeder................               8               41.7             763       51,812        792       42,958


------------------------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Director's elections described in Footnote (1) above.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Directors as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.


INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

    As stated in the Prospectus, the Fund may invest more than 25% of its total assets in securities of issuers located in each of Japan and Hong Kong. While it is not anticipated that the Fund will invest more than 25% of its total assets in the securities of issuers located in each of Singapore, Thailand, Malaysia and South Korea, the Fund's Registration Statement will be amended to contain disclosure discussing the risks pertaining to a concentration of the Fund's assets in any such country at such time as the 25% level is exceeded.

    PRIVATE PLACEMENTS. The Fund may invest up to 10% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A of the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Directors of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," such security will not be included within the category of "illiquid securities," which is limited by the Fund's investment restrictions to 10% of the Fund's total assets.

    CONVERTIBLE SECURITIES. The Fund may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective.

    WARRANTS. The Fund may acquire warrants, including warrants which are attached to fixed-income securities purchased for its portfolio, and hold such warrants until the Investment Manager and/or the Sub-Adviser determines it is prudent to sell. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporations issuing them.

    U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government, its agencies or instrumentalities in which the Fund may invest include:

        (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

        (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

    Neither the value nor the yield of the U.S. Government securities which may be invested in by the Fund are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Fund will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.

    ZERO COUPON TREASURY SECURITIES. A portion of the U.S. Government securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury bills, notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). The Fund intends to invest in such zero coupon treasury securities as STRIPS, Treasury Receipts, Physical Coupons, and Proprietary Receipts. However, the Fund does not intend, during its current fiscal year, to invest in such securities in amounts totalling more than 5% of its total assets.

    The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year. As a result, the Fund may be forced to liquidate portfolio securities at a time which may be disadvantageous to the Fund, in order to have sufficient cash to make requisite distributions.

    Currently the only U.S. Treasury security issued without coupons is the Treasury bill. However a number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account).

    As stated in the Prospectus, the money market instruments which the Fund may purchase include U.S. Government securities, bank obligations, Eurodollar certificates of deposit, obligations of savings institutions, fully insured certificates of deposit and commercial paper. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1,000,000,000 or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the Federal Deposit Insurance Corporation, limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's (S&P) or the highest grade by Moody's or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    As discussed in the Prospectus, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial and investment banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    When management of the Fund believes that the currency of a particular foreign country may suffer a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served. The Fund's custodian bank will place cash, U.S. Government securities or other appropriate liquid portfolio securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

    Where, for example, the Fund is hedging a portfolio position consisting of foreign fixed-income securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the forward contract for delivery by the Fund of a foreign currency, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency (however, the ability of the Fund to terminate a contract is contingent upon the willingness of the currency trader with whom the contract has been entered into to permit an offsetting transaction). It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

    If the Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If the Fund purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when the Fund has written a call option on a fixed-income security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call option has been written declining in value to a greater extent than the value of the premium received for the option. The Fund will maintain with its Custodian at all times, cash, U.S. Government securities, or other appropriate liquid portfolio securities in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

OPTIONS AND FUTURES TRANSACTIONS

    As discussed in the Prospectus, the Fund may write covered call options against securities held in its portfolio and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities (and the currencies in which they are denominated) and engaging in transactions involving futures contracts and options on such contracts.

    Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

    OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

    The Fund may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Fund may also write options to close out long call option positions.

    The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. While in the opinion of the management of the Fund, the market for such options has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    OTC OPTIONS. Exchange-listed options are issued by the OCC (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of the option, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

    COVERED CALL WRITING. As stated in the Prospectus, the Fund is permitted to write covered call options on portfolio securities and on the U.S. Dollar and foreign currencies, without limit, in order to aid in achieving its investment objectives. Generally, a call option is "covered" if the Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its Custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury Bills, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if the Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark-to-market difference is maintained by the Fund in cash, U.S. Government securities or other liquid portfolio securities which the Fund holds in a segregated account maintained with its Custodian.

    The Fund will receive from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written or a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

    As regards listed options and certain OTC options, during the option period, the Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, the Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

    Options written by the Fund will normally have expiration dates of up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    PURCHASING CALL AND PUT OPTIONS. As stated in the Prospectus, the Fund may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. The Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing" above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

    The Fund may purchase put options on securities and currencies (or related currencies) which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, the Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. And such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the Fund expired without being sold or exercised, the premium would be lost.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager to forecast correctly interest rates and market movements. If the market value of the portfolio securities upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. In writing puts, the Fund assumes the risk of loss should the market value of the underlying securities decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so.

    As discussed in the Prospectus, the Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on Option Exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Fund's management.

    Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The extent to which the Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such (see "Dividends, Distributions and Taxes" in the Prospectus).

    FUTURES CONTRACTS. As stated in the Prospectus, the Fund may purchase and sell interest rate, currency, and index futures contracts ("futures contracts"), that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency futures") and on such indexes of U.S. and foreign securities as may exist or come into being ("index" futures).

    The Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If it is anticipated that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, the Fund may sell an interest rate futures contract. If declining interest rates are anticipated, the Fund may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

    The Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it is anticipated that the prices of securities held by the Fund may fall, the Fund may sell an index futures contract. Conversely, if the Fund wishes to hedge against anticipated price rises in those securities which the Fund intends to purchase, the Fund may purchase an index futures contract.

    The Fund will purchase or sell currency futures on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. The Fund will enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency contracts; namely, to "lock-in" the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

    In addition to the above, interest rate, index and currency futures will be bought or sold in order to close out a short or long position maintained by the Fund in a corresponding futures contract.

    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    INTEREST RATE FUTURES CONTRACTS. When the Fund enters into an interest rate futures contract, it is initially required to deposit with the Fund's Custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities called "variation margin," with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with Maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.

    CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. The Investment Manager will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts its in foreign currency transactions and hedging strategy. Currently, currency futures exist for, among other foreign currencies, the Japanese yen, German mark, Canadian dollar, British pound, Swiss franc and European currency unit.

    Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Investment Manager's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

    INDEX FUTURES CONTRACTS. As discussed in the Prospectus, the Fund may invest in index futures contracts. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirements range from 3% to 10% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    The Fund will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Fund's management wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, the Fund might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of the Fund portfolio.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempted from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. If the CFTC changes its regulations so that the Fund would be permitted to write options on futures contracts for purposes other than hedging the Fund's investments without CFTC registration, the Fund may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by the Fund.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The successful use of futures and related options depends on the ability of the Investment Manager to accurately predict market and interest rate movements. As stated in the Prospectus, the Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) held by the Fund. However, it is possible that the futures market may advance and the value of securities (or the currency in which they are denominated) held in the portfolio of the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

    If the Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated), and the value of such securities (currencies) decreases, then the Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

    If the Fund has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract, or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

    In addition, if the Fund holds a long position in a futures contract it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Fund by its Custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Investment Manager.

    While the futures contracts and options transactions to be engaged in by the Fund for the purpose of hedging the Fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    As stated in the Prospectus, there may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

    As stated in the Prospectus, there is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    The extent to which the Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such (see "Dividends, Distributions and Taxes" in the Prospectus).

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

OTHER INVESTMENT POLICIES

    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. A repurchase agreement may be viewed as a type of secured lending by the Fund which typically involves the acquisition by the Fund of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, is always at least equal to the purchase price plus accrued interest. If required, additional collateral will be requested from the counterparty and when received, added to the account to maintain full collateralization. In the event the original seller defaults on its obligations to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed.

    The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. Repurchase agreements will be transacted only with large, well-capitalized and well-established financial institutions whose financial condition will be continuously monitored by the management of the Fund subject to procedures established by the Directors. The procedures also require that the collateral underlying the agreement be specified. The Fund does not presently intend to enter into repurchase agreements so that more than 5% of the Fund's net assets are subject to such agreements.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and, in accordance with legal requirements, the Fund will maintain an asset coverage (including the proceeds) of at least 300% with respect to all reverse repurchase agreements. Reverse repurchase agreements may not exceed 10% of the Fund's total assets. The Fund will make no purchases of portfolio securities while it is still subject to a reverse repurchase agreement. The Fund has not to date entered into any reverse repurchase agreements and presently has no intention of entering into reverse repurchase agreements during the coming year.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value. The Fund's management and the Directors do not believe that the Fund's net asset value or income will be adversely affected by its purchase of securities on such basis.

    WHEN, AS AND IF ISSUED SECURITIES. As discussed in the Prospectus, the Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will occur within five business days of the occurrence of the subsequent event. The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made (see "Investment Restrictions"). Subject to the foregoing restrictions, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund's management and the Directors do not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or appropriate high-grade debt obligations, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day's notice, or by the Fund on two business days' notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by the Fund's management pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Directors of the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. The Fund has not, to date, lent any of its portfolio securities and it does not presently intend to lend any of its portfolio securities in the foreseeable future.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund.

    The Fund may not:

        1. Purchase or sell real estate or interests therein (including real estate limited partnerships), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

        2. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

        3. Borrow money (except insofar as to the Fund may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the Fund's total assets), except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

        4. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase or reverse repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling futures contracts, forward foreign exchange contracts or options;
    (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.

        5. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) by investment in repurchase or reverse repurchase agreements; or (c) by lending its portfolio securities.

        6.  Make short sales of securities.

        7. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        8. Invest for the purpose of exercising control or management of any other issuer.

        9. Purchase or sell commodities or commodities contracts except that the Fund may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

        10. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.)

        11. Purchase securities on margin (but the Fund may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by the fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.


    In addition, as a nonfundamental policy, the Fund will not invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the Act.


    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

    Subject to the general supervision of the Fund's Directors, the Investment Manager and the Sub-Adviser are responsible for decisions to buy and sell securities of the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. In the underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation equal to the underwriter's concession. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Fund paid $10,812,577, $7,683,917 and $8,295,697 in brokerage commissions during the fiscal years ended October 31, 1994, 1995 and 1996, respectively.


    The Investment Manager and the Sub-Adviser currently serve as investment advisers to a number of clients, including, in the case of the Investment Manager, other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager and the Sub-Adviser to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro rata allocation process based on the size of the Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager and the Sub-Adviser rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement the Fund's policies, the Investment Manager and the Sub-Adviser effect transactions with those brokers and dealers who the Investment Manager and the Sub-Adviser believe provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager and/or the Sub-Adviser believe such prices and executions are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager and/or the Sub-Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager and the Sub-Advisor from brokers and dealers may be of benefit to the Investment Manager and the Sub-Adviser in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and the Sub-Adviser and thereby reduce their expenses, it is of indeterminable value and the fees paid to the Investment Manager and the Sub-Adviser are not reduced by any amount that may be attributable to the value of such services.

    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers.


    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, other affiliated brokers and dealers and/or affiliated broker-dealers of the Sub-Adviser--Deutsche Morgan Grenfell & Partners Securities Pte. Limited, Deutsche Morgan Grenfell Securities Hong Kong Limited, Deutsche Bank A.G., Deutsche Bank Capital Markets Ltd. and C.J. Lawrence, Morgan Grenfell Inc. In order for an affiliated broker-dealer to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer. The Fund paid brokerage commissions to affiliates of the Sub-Adviser in the amounts of

$1,715,713 and $750,676 for the fiscal years ended October 31, 1994 and October 31, 1995, respectively. During the fiscal year ended October 31, 1996, the Fund paid affiliated broker-dealers of the Sub-Adviser for transactions as follows:

                                                                                                       PERCENTAGE OF
                                                                                                     AGGREGATE DOLLAR
                                                                                                         AMOUNT OF
                                                                                                      EXECUTED TRADES
                                                           BROKERAGE             PERCENTAGE OF           ON WHICH
                                                        COMMISSIONS PAID           AGGREGATE             BROKERAGE
                                                         TO AFFILIATED             BROKERAGE            COMMISSIONS
                                                     BROKER OF SUB-ADVISER      COMMISSIONS FOR        WERE PAID FOR
                                                        FOR FISCAL YEAR           FISCAL YEAR           FISCAL YEAR
                                                             ENDED                   ENDED                 ENDED
NAME OF BROKER                                              10/31/96               10/31/96              10/31/96
---------------------------------------------------  ----------------------  ---------------------  -------------------
Deutsche Morgan Grenfell Securities Hong Kong
 Ltd...............................................       $    249,213                  3.00%                 2.30%
Deutsche Morgan Grenfell & Partners
 Securities Pte. Ltd...............................             86,251                  1.04                  0.81

PORTFOLIO TRADING

    It is anticipated that the Fund's portfolio turnover rate will not exceed 100% in any one year. A 100% turnover rate would occur, for example, if 100% of the securities held in the Fund's portfolio (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year.

THE DISTRIBUTOR
--------------------------------------------------------------------------------


    As discussed in the Prospectus, shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into selected dealer agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDWD. The Directors of the Fund, including a majority of the Directors who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Directors"), approved, at their meeting held on June 30, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement has an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Board.



    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to account executives. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.



    PLAN OF DISTRIBUTION. The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets of Class B. The Distributor also receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus). The Distributor has informed the Fund that it received approximately $2,068,000, $4,234,570 and $3,770,779 in contingent deferred sales charges for the fiscal years ended October 31, 1994, 1995 and 1996, respectively.



    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as defined in the aforementioned Rules of the Association.



    The Plan was adopted by a majority vote of the Board of Directors, including all of the Directors of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on the Plan, on July 19, 1990 and by DWR, as the then sole stockholder of the Fund on September 27, 1990.



    At their meeting held on October 30, 1992, the Directors of the Fund, including all of the independent 12b-1 Directors, had approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the facts that upon an internal reorganization the share distribution activities theretofore performed for the Fund by DWR were assumed by the Distributor and that DWR's sales activities are now being performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plan will be made to the Distributor rather than to DWR as they had been before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other selected broker-dealers (or direct that the Fund pay such entities directly). The Distributor is also authorized to retain part of such fee as compensation for its own distribution-related expenses. At their meeting held on April 28, 1993, the Directors, including a majority of the Independent 12b-1 Directors, had also approved certain technical amendments to the Plan in connection with amendments adopted by the National Association of Securities Dealers, Inc. to its Rules of the Association. At their meeting held on October 26, 1995, the Directors of the Fund, including all of the Independent 12b-1 Directors, approved an amendment to the Plan to permit payments to be made under the Plan with respect to certain distribution expenses incurred in connection with the distribution of shares, including personal services to shareholders with respect to holdings of such shares, of an investment company whose assets are acquired by the Fund in a tax-free reorganization. At their meeting held on June 30, 1997, the Directors, including a majority of the Independent 12b-1 Directors, approved amendments to the Plan to reflect the multiple-class structure for the Fund, which took effect on July 28, 1997.



    Under the Plan and as required by Rule 12b-1, the Directors receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended by the Distributor under the Plan and the purpose for which such expenditures were made. The Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended October 31, 1996 of $16,571,035. This amount is equal to payments required to be paid monthly by the Fund which were computed at the annual rate of 1.0% of the average daily aggregate gross sales of the Fund's shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived. This 12b-1 fee is treated by the Fund as an expense in the year it is accrued. This amount represents amounts paid by Class B only; there were no Class A or Class C shares outstanding on such date.



    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.



    With respect to Class A shares, DWR compensates its account executives by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the account executives or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by 401(k) plans or other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which Dean Witter Trust Company ("DWTC") or Dean Witter Trust FSB ("DWTFSB") serves as trustee or the 401(k) Support Services Group of DWR serves as recordkeeper, the Investment Manager compensates DWR's account executives by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.



    With respect to Class B shares, DWR compensates its account executives by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of retirement plans qualified under Section 401(k) of the Internal Revenue Code and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper, and which plans are opened on or after July 28, 1997, DWR compensates its account executives by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.



    With respect to Class C shares, DWR compensates its account executives by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 1.0% of the current value of the respective accounts for which they are the account executives of record.



    With respect to Class D shares other than shares held by participants in InterCapital's mutual fund asset allocation program, the Investment Manager compensates DWR's account executives by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's account executives by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the account executives of record (not including accounts of participants in the InterCapital mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by DWR to its account executives and DWR's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of

Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.



    The Fund paid 100% of the $16,571,035 accrued under the Plan for the fiscal year ended October 31, 1996 to the Distributor. The Distributor and DWR estimate that they have spent, pursuant to the Plan, $105,756,446 on behalf of the Fund since the inception of the Fund. It is estimated that this amount was spent in approximately the following ways: (i) 2.95% ($3,116,827)--advertising and promotional expenses; (ii) 0.34% ($361,142)--printing of prospectuses for distribution to other than current shareholders; and (iii) 96.71% ($102,278,477)--other expenses, including the gross sales credit and the carrying charge, of which 6.49% ($6,640,646) represents carrying charges, 37.51% ($38,360,334) represents commission credits to DWR branch offices for payments of commissions to account executives and 56.0% ($57,277,497) represents overhead and other branch office distribution-related expenses. These amounts represent amounts paid by Class B only; there were no Class A or Class C shares outstanding on such date.



    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to account executives, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including a majority of the Independent 12b-1 Directors. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to account executives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Directors will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.



    At any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by DWR which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares totalled $48,277,700 as of October 31, 1996. Because there is no requirement under the Plan that the Distributor be reimbursed for all its expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.


    No interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, InterCapital, DWSC, DWR, DWSC or certain of its employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.



    Under its terms, the Plan had an initial term ending April 30, 1991, and provided that it will remain in effect from year to year thereafter, provided such continuance is approved annually by a vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Directors"). Prior to the Board's approval of amendments to the Plan to reflect the multiple class structure for the Fund, the Plan was most recently submitted to and approved for continuance by the Directors of the Fund, including a majority of the Independent 12b-1 Directors, at their meeting held on April 24, 1997, after evaluating all the information they deemed necessary to make an informed determination of whether the Plan should be continued. In making their determination to continue the Plan, the Directors considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan; and (3) what services had been provided and were continuing to be provided under the Plan by DWR to the Fund and its shareholders. Based upon their review, the Directors of the Fund, including each of the Independent 12b-1 Directors, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Directors' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.



    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors.


DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


    The net asset value per share for each Class of shares of the Fund is determined once daily at 4:00 p.m. New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time) on each day that the New York Stock Exchange is open and on each other day in which there is a sufficient degree of trading in the Fund's investments to affect the net asset value, except that the net asset value may not be computed on a day on which no orders to purchase, or tenders to sell or redeem, Fund shares have been received, by taking the value of all assets of the Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The New York Stock Exchange currently observes the following holidays: New Year's Day; President's Day; Reverend Dr. Martin Luther King, Jr. Day, Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.


    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the

61st day unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Options are valued at the mean between their latest bid and asked prices. Futures are valued at the last sale price as of the close of the commodities exchange on which they trade unless the Directors determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Directors. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

    Generally, trading in foreign securities, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to 4:00 p.m., New York time. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to 4:00 p.m., New York time. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and 4:00 p.m., New York time, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.


PURCHASE OF FUND SHARES

--------------------------------------------------------------------------------


    As discussed in the Prospectus, the Fund offers four Classes of shares as follows:



INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES



    Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.



    RIGHT OF ACCUMULATION. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Fund totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Fund and/or other Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds") or shares of other Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Fund, the sales charge applicable to the $20,000 purchase would be 4.75% of the offering price.



    The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Dean Witter Trust Company (the "Transfer Agent") fails to confirm the investor's represented holdings.



    LETTER OF INTENT. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from the Distributor or from a single Selected Broker-Dealer.



    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.



    If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Fund and other Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Fund owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services--Exchange Privilege") and the purchase of shares of other Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.



    At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.



CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES



    Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Fund is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Fund or another Dean Witter Fund (see "Shareholder Services-- Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Dean Witter front-end sales charge funds, or (ii) shares of other Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Fund shares made during the preceding six (three) years. The CDSC will be paid to the Distributor.



    In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Dean Witter front-end sales charge funds, or for shares of other Dean Witter funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in the above-described exchanges will be subject to a CDSC.



    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Fund:



                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               5.0%
Second....................................................................................               4.0%
Third.....................................................................................               3.0%
Fourth....................................................................................               2.0%
Fifth.....................................................................................               2.0%
Sixth.....................................................................................               1.0%
Seventh and thereafter....................................................................             None



    The following table sets forth the rates of the CDSC applicable to Class B shares of the Fund held by 401(k) plans or other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper and whose accounts are opened on or after July 28, 1997:



                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               2.0%
Second....................................................................................               2.0%
Third.....................................................................................               1.0%
Fourth and thereafter.....................................................................             None



    In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain employer-sponsored benefit plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.



LEVEL LOAD ALTERNATIVE--CLASS C SHARES



    Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.



NO LOAD ALTERNATIVE--CLASS D SHARES



    Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


    Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund and maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.



    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. As stated in the Prospectus, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share in shares of the applicable Class of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or another selected broker-dealer, and will be forwarded to the shareholder, upon the receipt of proper instructions.



    TARGETED DIVIDENDS-SM-. In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any Class of an open-end Dean Witter Fund other than Dean Witter Pacific Growth Fund Inc. or in another Class of Dean Witter Pacific Growth Fund Inc. Such investment will be made as described above for automatic investment in shares of the applicable Class of the Fund, at the net asset value per share of the selected Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent. Shareholders of the Fund must be shareholders of the selected Class of the Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Dean Witter Fund before entering the program.



    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected. For further information or to subscribe to EasyInvest, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.



    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.


    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) check in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount.


    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.


    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments of $2,500 or more under the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares").


    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Account Executive or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account.


    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Dean Witter Pacific Growth Fund Inc., and indicating the selected Class, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Fund shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Fund shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.


EXCHANGE PRIVILEGE


    As discussed in the Prospectus, the Fund makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of the Fund may exchange their shares for shares of the same Class of shares of any other Dean Witter Multi-Class Fund without the imposition of any exchange fee.

Shares may also be exchanged for shares of any of the following funds: Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Intermediate Term U.S. Treasury Trust and for shares of five Dean Witter Funds which are money market funds (the foregoing nine non-CDSC funds are referred to hereinafter as "Exchange Funds"). Class A shares may also be exchanged for shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Dean Witter Global Short-Term Income Fund Inc., Dean Witter High Income Securities and Dean Witter National Municipal Trust, which are Dean Witter Funds offered with a CDSC ("CDSC Funds"). Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    As described below, and in the Prospectus under the caption "Purchase of Fund Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Dean Witter Multi-Class Fund or any CDSC Fund are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the investment period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Dean Witter Multi-Class Fund or in a CDSC Fund. However, in the case of shares exchanged for shares of an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Dean Witter Multi-Class Fund or a CDSC Fund from the money market fund, with no CDSC being imposed on such exchange. The investment period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or of a CDSC Fund are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Dean Witter Multi-Class Fund or in a CDSC Fund. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.



    When shares initially purchased in a Dean Witter Multi-Class Fund or in a CDSC Fund are exchanged for shares of a Dean Witter Multi-Class Fund, shares of a CDSC Fund, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions (of the Fund or another Dean Witter Fund) and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. Shares of Dean Witter Strategist Fund acquired prior to November 8, 1989, shares of Dean Witter American Value Fund acquired prior to April 30, 1984, and shares of Dean Witter Dividend Growth Securities Inc. and Dean Witter Natural Resource Development Securities Inc. acquired prior to July 2, 1984, will be the first Free Shares to be exchanged. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in a block in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro-rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Fund Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.


    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Liquid Asset Fund Inc., Dean Witter New York Municipal Money Market Trust, Dean Witter Tax-Free Daily Income Trust and Dean Witter California Tax-Free Daily Income Trust although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Dean Witter Short-Term U.S. Treasury Trust, although that fund, in its discretion, may accept initial purchases of as low as $5,000. The minimum investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class for all other Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of money market funds, including the check writing feature, will not be available for funds held in that account.

    The Fund and each of the other Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective(s), policies and restrictions.

    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.

    For further information regarding the Exchange Privilege, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.

REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------


    REDEMPTION. As stated in the Prospectus, shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares") after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value. The term "good order" means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. If redemption is requested by a corporation, partnership, trust or fiduciary, the Transfer Agent may require that written evidence of authority acceptable to the Transfer Agent be submitted before such request is accepted.


    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a supplement to the prospectus or a new prospectus.


    REPURCHASE. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.



    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. The term good order means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check (including a certified check or bank cashier's check) payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.



    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.



    REINSTATEMENT PRIVILEGE. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may within 35 days after the date of redemption or repurchase reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class at the net asset value next determined after a reinstatement request, together with such proceeds, is received by the Transfer Agent.


    Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes, but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders would include such undistributed gains in their income and shareholders will be able to claim their share of the tax paid by the Fund as a credit against their individual federal income tax.

    Gains or losses on sales of securities by the Fund will generally be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be generally short-term capital gains or losses.

    The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

    Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized net long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be fully taxable. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    Dividends, interest and capital gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits or deductions with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the Fund's total assets at the close of its fiscal year consist of securities of foreign corporations, the Fund would be eligible and would determine whether or not to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such withholding taxes in their United States income tax returns as gross income, treat such respective pro rata portions as taxes paid by them, and deduct such respective pro rata portions in computing their taxable income or, alternatively, use them as foreign tax credits against their United States income taxes. If the Fund does elect to file the election with the Internal Revenue Service, the Fund will report annually to its shareholders the amount per share of such withholding.

    SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS. In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund.

    Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

    The Fund may be subject to taxes in foreign countries in which it invests. In addition, if the Fund were deemed to be a resident of the United Kingdom for United Kingdom tax purposes or if the Fund were treated as being engaged in a trading activity through an agent in the United Kingdom, there is a risk that the United Kingdom would attempt to tax all or a portion of the Fund's gains or income. In light of the structure of the Fund and the terms and conditions of the Investment Management and Sub-Advisory Agreements, it is believed by the Investment Manager that any such risk is minimal.

    If the Fund invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to shareholders. The U.S. Treasury issued proposed regulation section 1.1291-8 which establishes a mark-to-market regime which allows investment companies investing in PFIC's to avoid most, if not all of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on the Fund with respect to investments in PFIC's would be significant.

    Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


    As discussed in the Prospectus, from time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any CDSC at the end of the one, five or ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total return of the Fund for the one year and five year period ended October 31, 1996 and for the period from November 30, 1990 (commencement of operations) through October 31, 1996 was -2.00%, 12.05% and 13.26%, respectively. These returns are for Class B only; there were no other Classes of shares outstanding on such date.



    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total return for the Fund for the one year and five year period ended October 31, 1996 and the period from November 30, 1990 (commencement of operations) through October 31, 1996 was 3.00%, 12.30% and 13.35%, respectively. These returns are for Class B only; there were no other Classes of shares outstanding on such date.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the Fund's total return for the one year and five year period ended October 31, 1996 and the period from November 30, 1990 (commencement of operations) through October 31, 1996 was 3.00%, 78.64% and 109.99%, respectively. These returns are for Class B only; there were no other Classes of shares outstanding on such date.



    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in the Fund at inception would have grown to $20,999, $104,995 and $209,990, respectively, at October 31, 1996. This information is for Class B only; there were no other Classes of shares outstanding on such date.


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------

    The Fund is authorized to issue 200,000,000 shares of common stock of $0.01 par value. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. All shares are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid. Except for agreements entered into by the Fund in its ordinary course of business within the limitations of the Fund's fundamental investment policies (which may be modified only by shareholder vote), the Fund will not issue any securities other than common stock.


    The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.


    The Fund's By-Laws provide that one or more of the Fund's Directors may be removed, either with or without cause, at any time by the affirmative vote of the Fund's shareholders holding a majority of the outstanding shares entitled to vote for the election of Directors. A special meeting of the shareholders of the Fund will be called by the Fund's Secretary upon the written request of shareholders entitled to vote at least 10% of the Fund's outstanding shares. The Fund will also comply with the provisions of Section 16(c) of the Act.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------


    The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the Fund's assets in the United States and around the world. As Custodian, The Chase Manhattan Bank has contracted with various foreign banks and depositaries to hold portfolio securities of non-U.S. issuers on behalf of the Fund. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Dean Witter Trust Company, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans described herein. Dean Witter Trust Company is an affiliate of Dean Witter InterCapital Inc., the Fund's Investment Manager and Dean Witter Distributor Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust Company's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services Dean Witter Trust Company receives a per shareholder account fee.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent accountants will be sent to shareholders each year.

    The Fund's fiscal year ends on October 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Directors.

LEGAL COUNSEL
--------------------------------------------------------------------------------


    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of the Fund for the year ended October 31, 1996 included in this Statement of Additional Information and incorporated by reference in the Prospectus, have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (98.4%)
                   AUSTRALIA (1.7%)
                   COMMERCIAL SERVICES
         350,178   Mayne Nickless Ltd.........  $       2,322,650
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,200,000   Foster's Brewing Group
                   Ltd........................          2,184,540
       3,514,670   Goodman Fielder Wattie
                   Ltd........................          4,117,154
                                                -----------------
                                                        6,301,694
                                                -----------------
                   METALS & MINING
         215,000   CRA Ltd....................          3,366,012
       2,000,000   North Ltd..................          5,682,970
                                                -----------------
                                                        9,048,982
                                                -----------------
                   OIL RELATED
       1,500,000   Santos, Ltd................  $       5,983,740
                                                -----------------
                   TRANSPORTATION
         197,250   Brambles Industries,
                   Ltd........................          3,262,979
                                                -----------------

                   TOTAL AUSTRALIA............         26,920,045
                                                -----------------
                   CHINA (0.8%)
                   CHEMICALS
          73,400   Jilin Chemical Industrial
                   Co., Ltd. (ADR)............            963,375
       4,000,000   Shanghai Petrochemical Co.
                   Ltd........................          1,073,489
       5,650,000   Yizheng Chemical Fibre Co.
                   Ltd........................          1,308,039
                                                -----------------
                                                        3,344,903
                                                -----------------
                   TRANSPORTATION
       2,040,000   Jinhui Shipping and
                   Transportation Ltd.........          1,817,301
                                                -----------------
                   UTILITIES
         275,000   Huaneng Power
                   International, Inc. (Class
                   N) (ADR)*..................          4,193,750
         322,000   Shandong Huaneng Power Co.,
                   Ltd. (ADR).................          2,938,250
                                                -----------------
                                                        7,132,000
                                                -----------------

                   TOTAL CHINA................         12,294,204
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------

                   HONG KONG (33.4%)
                   BANKING
       2,177,000   Bank of East Asia, Ltd.....  $       8,503,246
       1,833,838   Dao Heng Bank Group Ltd....          8,064,163
       1,550,000   Guoco Group Ltd............          8,199,255
       2,752,000   Hang Seng Bank Ltd.........         32,656,820
         378,800   HSBC Holdings PLC..........          7,716,315
       6,000,000   International Bank of
                   Asia.......................          3,666,675
         450,000   Wing Hang Bank Ltd.........          1,810,057
                                                -----------------
                                                       70,616,531
                                                -----------------
                   BUILDING & CONSTRUCTION
       3,725,000   Kumagai Gumi, Ltd..........          3,444,702
                                                -----------------
                   CONGLOMERATES
         884,000   Citic Pacific, Ltd.........          4,298,921
       2,070,000   First Pacific Co. Ltd......          2,851,277
         126,260   Henderson China Holding
                   Ltd........................            285,774
       8,930,000   Hutchison Whampoa, Ltd.....         62,368,401
         699,800   Jardine Matheson Holdings
                   Ltd........................          3,953,870
             413   New World Infrastructure
                   Ltd.*......................              1,028
       3,257,000   Swire Pacific Ltd. (Class
                   A).........................         28,750,129
                                                -----------------
                                                      102,509,400
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
       3,000,000   ASM Pacific Technology
                   Ltd........................          2,250,446
                                                -----------------
                   ENGINEERING & CONSTRUCTION
       8,411,000   Road King Infrastructure
                   Ltd.*......................          6,146,324
                                                -----------------
                   FINANCIAL SERVICES
 $         8,300K  Henderson Capital
                   International 5.00% due
                   03/28/97 (Conv.)...........          7,138,000
      12,668,000   Manhattan Card Co. Ltd.....          6,266,988
                                                -----------------
                                                       13,404,988
                                                -----------------
                   FOOD PROCESSING
       8,000,000   Tingyi (Cayman Islands)
                   Holding Co.*...............          1,769,316
                                                -----------------
                   HOTELS/MOTELS
      26,122,000   CDL Hotels International,
                   Ltd........................         13,514,059
       5,000,000   Regal Hotels
                   International..............          1,374,195
       2,000,000   Shangri-La Asia Ltd........          2,858,325
                                                -----------------
                                                       17,746,579
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   INVESTMENT COMPANIES
       4,280,000   Guangdong Investments......  $       3,072,247
         100,000   Investment Co. of China***
                   *..........................            684,000
                                                -----------------
                                                        3,756,247
                                                -----------------
                   LIFE INSURANCE
       4,503,000   National Mutual Asia
                   Ltd........................          3,785,600
                                                -----------------
                   PUBLISHING
       6,000,000   South China Morning Post
                   (Holdings) Ltd.............          5,121,705
                                                -----------------
                   REAL ESTATE
       7,000,000   Amoy Properties, Ltd.......          8,646,111
       6,793,000   Cheung Kong (Holdings)
                   Ltd........................         54,471,921
       3,148,000   Great Eagle Holding Co.....         10,117,670
       1,590,000   Henderson Land Development
                   Co. Ltd....................         14,138,040
         880,880   HKR International Ltd......          1,116,509
             800   HKR International Ltd.
                   (Warrants due 06/23/00)*...                398
     HKD  10,500K  HKR International Ltd.
                   6.00% due 06/26/00.........          1,225,620
       6,025,800   Hon Kwok Land Investment
                   Ltd........................          1,967,866
       4,162,000   Hong Kong Land Holdings
                   Ltd........................          9,281,260
       1,600,000   Hysan Development Co.
                   Ltd........................          5,132,052
          80,000   Hysan Development Co. Ltd.
                   (Warrants due 04/30/98)*...             38,542
       2,210,000   Lai Sun Development Co.
                   Ltd........................          2,858,325
       3,680,000   New World Development......         21,418,040
         740,000   Realty Development Corp.
                   (Class A)..................          2,832,976
       4,395,500   Sun Hung Kai Properties
                   Ltd........................         50,027,678
       6,358,000   Wharf (Holdings) Ltd.......         26,231,951
                                                -----------------
                                                      209,504,959
                                                -----------------
                   RETAIL - SPECIALTY APPAREL
       1,200,000   Dickson Concepts
                   International Ltd. (New)...          4,004,242
       8,999,000   Giordano International
                   Ltd........................          9,078,378
                                                -----------------
                                                       13,082,620
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS
      23,444,000   Hong Kong
                   Telecommunications Ltd.....  $      41,388,888
                                                -----------------
                   TRANSPORTATION
       2,500,000   Cathay Pacific Airways.....          3,912,414
       7,970,000   Cosco Pacific Ltd..........          7,627,978
       9,511,000   The Guangshen Railway Co.,
                   Ltd.*......................          3,536,580
                                                -----------------
                                                       15,076,972
                                                -----------------
                   UTILITIES
       1,330,000   China Light & Power Co.
                   Ltd........................          6,175,406
       8,849,000   Hong Kong & China Gas Co.
                   Ltd........................         15,565,121
         700,000   Hong Kong & China Gas Co.
                   (Warrants due 09/30/97)*...            258,025
       3,350,000   Hong Kong Electric Holdings
                   Ltd........................         10,723,570
                                                -----------------
                                                       32,722,122
                                                -----------------

                   TOTAL HONG KONG............        542,327,399
                                                -----------------

                   INDONESIA (7.0%)
                   AUTO
      12,000,000   PT Gadjah Tunggal..........          5,153,975
                                                -----------------
                   BANKING
       6,241,000   PT Bank Bira...............          6,098,130
       2,000,000   PT Bank Dagang Nasional
                   Indonesia..................          1,417,343
       6,120,440   PT Bank International
                   Indonesia..................          4,928,843
       2,332,500   PT Pan Indonesia Bank......          2,329,194
                                                -----------------
                                                       14,773,510
                                                -----------------
                   BUILDING MATERIALS
      13,362,548   PT Mulia Industrindo.......         12,626,210
       1,843,000   PT Semen Gresik............          5,303,483
                                                -----------------
                                                       17,929,693
                                                -----------------
                   CONSTRUCTION EQUIPMENT
       3,012,000   PT United Tractors.........          5,595,026
                                                -----------------
                   FINANCIAL SERVICES
               5   Peregrine Indonesia
                   (Units)++** *..............          2,648,750
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,569,000   PT Hanjaya Mandala
                   Sampoerna..................  $      14,589,550
       3,144,450   PT Indofood Sukses
                   Makmur.....................          6,617,620
                                                -----------------
                                                       21,207,170
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
      12,734,874   PT Indah Kiat Pulp Paper
                   Corp.......................          9,982,023
       1,241,214   PT Pabrikkertas Tjiwi
                   Kimia......................          1,279,437
                                                -----------------
                                                       11,261,460
                                                -----------------
                   INDUSTRIALS
       2,142,500   PT Bukaka Teknik Utama.....          1,817,394
                                                -----------------
                   METALS
       7,723,000   PT Tambang Timah...........         11,609,543
                                                -----------------
                   PHOTOGRAPHY
       1,030,000   PT Modern Photo & Film
                   Co.........................          2,842,310
                                                -----------------
                   PLANTATION
       1,829,000   PT London Sumatra
                   Indonesia*.................          4,752,588
                                                -----------------
                   RETAIL - DEPARTMENT STORES
       2,910,000   PT Ramayana Lestari
                   Sentosa*...................          4,936,864
                                                -----------------
                   TELECOMMUNICATIONS
       2,150,000   PT Indosat.................          6,510,115
       2,000,000   PT Telekomunikasi
                   Indonesia..................          2,985,011
                                                -----------------
                                                        9,495,126
                                                -----------------

                   TOTAL INDONESIA............        114,023,409
                                                -----------------

                   JAPAN (11.7%)
                   APPLIANCES & HOUSEHOLD DURABLES
          65,000   Juken Sangyo...............            553,543
                                                -----------------
                   AUTO PARTS
          75,000   Bridgestone Metalpha
                   Corp.......................            782,757
                                                -----------------
                   AUTOMOTIVE
          13,500   Autobacs Seven Co..........          1,063,235
         114,000   Honda Motor Co.............          2,719,523
         580,000   Isuzu Motors Ltd...........          2,863,884
         121,000   Toyota Motor Corp..........          2,854,675
                                                -----------------
                                                        9,501,317
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   BANKING
         208,000   Asahi Bank, Ltd............  $       2,134,362
         216,000   Bank of Tokyo - Mitsubishi
                   Ltd........................          4,395,018
         131,000   Dai-Ichi Kangyo Bank.......          2,125,504
         208,000   Long Term Credit Bank of
                   Japan......................          1,377,302
         189,000   Mitsui Trust & Banking.....          1,823,364
         150,000   Sanwa Bank, Ltd............          2,552,184
         145,000   Sumitomo Bank..............          2,543,413
         167,000   Sumitomo Trust & Banking...          1,845,466
                                                -----------------
                                                       18,796,613
                                                -----------------
                   BUILDING & CONSTRUCTION
          55,000   Kaneshita Construction.....            578,846
          90,000   Maeda Road Construction....          1,294,510
                                                -----------------
                                                        1,873,356
                                                -----------------
                   BUILDING MATERIALS
          44,000   Oriental Construction
                   Co.........................            644,448
         200,000   Sanwa Shutter..............          1,650,588
         120,000   Shin Nikkei Co., Ltd.......            768,286
         110,000   Toyo Shutter...............            820,032
                                                -----------------
                                                        3,883,354
                                                -----------------
                   BUSINESS SERVICES
          29,000   Nippon Kanzai..............            793,545
          31,200   Nissin Co. Ltd.............            851,009
          41,000   Secom......................          2,437,993
          60,000   Tanseisha..................            684,091
                                                -----------------
                                                        4,766,638
                                                -----------------
                   CHEMICALS
          23,600   Maezawa Kasei Industries...            817,576
         520,000   Mitsubishi Chemical
                   Corp.......................          2,120,681
         349,000   Nippon Zeon Co. Ltd........          1,698,781
         150,000   Sakai Chemical Industry
                   Co.........................            806,437
          92,000   Shin-Etsu Chemical Co......          1,573,408
                                                -----------------
                                                        7,016,883
                                                -----------------
                   COMMERCIAL SERVICES
          22,000   Nichii Gakkan Co...........          1,061,217
                                                -----------------
                   COMPUTER SOFTWARE & SERVICES
          30,000   CSK Corp...................            881,424
          55,000   Ines.......................            940,624
          12,000   Mars Engineering Corp......            493,598

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
          52,000   Meitec.....................  $       1,067,181
          30,000   Nintendo Co., Ltd..........          1,915,453
          70,000   Ricoh Elemex...............            982,284
             330   TKC Corp...................              8,104
                                                -----------------
                                                        6,288,668
                                                -----------------
                   COMPUTERS
          20,000   Enix Corp..................            485,880
         230,000   Fujitsu, Ltd...............          2,017,190
                                                -----------------
                                                        2,503,070
                                                -----------------
                   COMPUTERS - SYSTEMS
          33,000   Daiwabo Information Systems
                   Co.........................            596,211
                                                -----------------
                   CONSTRUCTION & HOUSING
         100,000   Daiwa House Industry.......          1,385,722
          50,000   Mitsui Home Co., Ltd.......            666,550
                                                -----------------
                                                        2,052,272
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          70,000   Aiwa Co....................          1,252,412
    Y    100,000K  Canon, Inc. 1.20% due
                   12/20/05 (Conv.)...........          1,383,968
    Y     95,000K  Canon, Inc. 1.30% due
                   12/19/08 (Conv.)...........          1,235,617
         264,000   Hitachi, Ltd...............          2,338,537
          33,000   Kyocera Corp...............          2,173,566
          40,000   Mitsui High-Tec............            806,876
          49,000   Murata Manufacturing Co.,
                   Ltd........................          1,572,882
          50,000   Nitto Electric Works.......            863,884
          83,000   Omron Corp.................          1,477,723
         140,000   Sharp Corp.................          2,124,189
          50,400   Sony Corp..................          3,019,049
          27,000   TDK Corp...................          1,581,828
                                                -----------------
                                                       19,830,531
                                                -----------------
                   ELECTRONICS
          23,000   Kojima Co. Ltd.............            689,879
          38,000   Maspro Denkoh Corp.........            866,515
         130,000   Nissin Electric............            793,545
          29,000   Rohm Co., Ltd..............          1,716,804
          35,000   Ryoyo Electro Corp.........            620,067
                                                -----------------
                                                        4,686,810
                                                -----------------
                   ENGINEERING & CONSTRUCTION
          27,000   Japan Industrial Land
                   Development................            776,706
         267,000   Kajima Corp................          2,292,519
          27,000   Nitto Kohki Co. Ltd........            888,002
                                                -----------------
                                                        3,957,227
                                                -----------------
                   ENTERTAINMENT
          14,300   H.I.S. Company Ltd.........            757,516
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   FINANCIAL SERVICES
         170,000   Daiwa Securities Co.,
                   Ltd........................  $       1,833,889
    Y     21,000K  Minebea Co. Ltd. 0.80% due
                   03/31/03 (Conv.)...........            208,121
          24,000   Nichiei Co., Ltd.
                   (Kyoto)....................          1,595,510
         120,000   Nomura Securities Co.
                   Ltd........................          1,978,600
          11,000   Sanyo Shinpan Finance Co.,
                   Ltd........................            667,602
          36,000   Shinki Co. Ltd.............            947,202
                                                -----------------
                                                        7,230,924
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          38,800   Amway Japan, Ltd...........          1,544,922
         101,000   Nippon Meat Packers,
                   Inc........................          1,319,856
          35,000   Stamina Foods..............            273,812
                                                -----------------
                                                        3,138,590
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         100,000   Daishowa Paper
                   Manufacturing Co. Ltd.*....            589,370
                                                -----------------
                   HEALTH & PERSONAL CARE
          50,000   Kawasumi Laboratories,
                   Inc........................            596,387
                                                -----------------
                   HOUSEHOLD FURNISHINGS & APPLIANCES
          50,000   Beltecno Corp..............            534,994
                                                -----------------
                   INDUSTRIALS
         120,000   Nippon Thompson Co.........            854,587
         180,000   Tokai Carbon Co., Ltd......            841,431
                                                -----------------
                                                        1,696,018
                                                -----------------
                   INSURANCE
         180,000   Tokio Marine & Fire
                   Insurance Co...............          1,973,338
         228,000   Yasuda Fire & Marine
                   Insurance..................          1,445,746
                                                -----------------
                                                        3,419,084
                                                -----------------
                   MACHINERY
          85,000   Aichi Corp.................            697,027
         200,000   Amada Co., Ltd.............          1,718,997
         150,000   Daifuku Co. Ltd............          1,841,782

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
          35,000   Fuji Machine Manufacturing
                   Co.........................  $         825,732
          80,000   Fujitec Co. Ltd............            827,925
          22,000   Keyence Corp...............          2,546,922
         309,000   Minebea Co., Ltd...........          2,598,939
         325,000   Mitsubishi Heavy
                   Industries, Ltd............          2,494,080
         120,000   OSG Corp...................            790,388
          50,000   Sansei Yusoki Co., Ltd.....            613,927
          85,000   Sintokogio.................            700,754
          65,000   Takuma Co., Ltd............            741,098
         130,000   Tsudakoma..................            720,575
                                                -----------------
                                                       17,118,146
                                                -----------------
                   MANUFACTURED HOUSING
          65,000   Kawasho Gecoss Corp........            758,200
                                                -----------------
                   MANUFACTURING
          55,000   Arcland Sakamoto...........            757,323
          90,000   Itoki Crebio Corp..........            718,295
          49,000   Nichiha Corp...............            902,473
         104,000   Nippon Electric Glass Co.,
                   Ltd........................          1,587,090
          52,700   Sony Music Entertainment
                   Inc........................          2,029,056
          88,000   Tokyo Steel
                   Manufacturing..............          1,358,358
                                                -----------------
                                                        7,352,595
                                                -----------------
                   MEDICAL SUPPLIES
          13,200   Paramount Bed Co...........            909,946
         150,000   Shimadzu Corp..............            881,424
                                                -----------------
                                                        1,791,370
                                                -----------------
                   MERCHANDISING
          24,000   Misumi Corp................            547,272
                                                -----------------
                   METALS & MINING
         330,000   Nippon Light Metal Co......          1,586,038
         667,000   Nippon Steel Co............          1,942,150
                                                -----------------
                                                        3,528,188
                                                -----------------
                   METALS - NON-FERROUS
         279,000   Fujikura Ltd...............          2,121,496
                                                -----------------
                   METALS - STEEL
          60,000   Takada Kiko................            521,487
                                                -----------------
                   MULTI-INDUSTRY
         244,000   Mitsui & Co................          1,968,777
          46,200   Trusco Nakayama Corp.......            923,838
          58,000   Yamae Hisano...............            574,811
                                                -----------------
                                                        3,467,426
                                                -----------------
                   NATURAL GAS
         365,000   Tokyo Gas Co., Ltd.........          1,136,423
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   OIL RELATED
         187,000   General Sekiyu.............  $       1,448,176
                                                -----------------
                   PHARMACEUTICALS
         177,000   Daiichi Pharmaceutical.....          2,545,869
          90,000   Eisai Co. Ltd..............          1,610,244
         100,000   Terumo.....................          1,280,477
                                                -----------------
                                                        5,436,590
                                                -----------------
                   REAL ESTATE
         120,000   Cesar Co...................            896,685
          60,000   Chubu Sekiwa Real Estate,
                   Ltd........................            789,335
          55,000   Kansai Sekiwa Real
                   Estate.....................            776,618
         223,000   Mitsui Fudosan Co..........          2,757,674
          85,000   Sekiwa Real Estate.........            704,482
                                                -----------------
                                                        5,924,794
                                                -----------------
                   RETAIL
          38,500   Ministop Co., Ltd..........            975,838
          55,000   Shimachu Co., Ltd..........          1,509,823
          24,000   Sundrug Co., Ltd...........            894,580
         154,000   Tokyo Style................          2,336,608
          26,000   Xebio Co. Ltd..............            843,712
                                                -----------------
                                                        6,560,561
                                                -----------------
                   RETAIL - DEPARTMENT STORES
         172,000   Hankyu Department Stores...          2,051,570
                                                -----------------
                   RETAIL - GENERAL MERCHANDISE
          27,000   Circle K Japan Co. Ltd.....          1,110,595
                                                -----------------
                   RETAIL - SPECIALTY
          35,000   Aderans Co. Ltd............            847,220
                                                -----------------
                   STEEL
         811,000   Sumitomo Metal
                   Industries.................          2,226,302
                                                -----------------
                   TELECOMMUNICATIONS
             372   DDI Corp...................          2,789,511
         194,000   Nippon Comsys Corp.........          2,484,126
          67,000   Nippon Denwa Shisetsu......            728,644
                                                -----------------
                                                        6,002,281
                                                -----------------
                   TEXTILES
          50,000   Chuo Warehouse Co..........            521,838
          22,000   Maruco Co., Ltd............            906,858
         570,000   Mitsubishi Rayon Co.,
                   Ltd........................          2,234,608
                                                -----------------
                                                        3,663,304
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   TRANSPORTATION
         180,000   Fukuyama Transporting
                   Co.........................  $       1,521,838
         325,000   Ishikawajima-Harima Heavy
                   Industry...................          1,496,448
         217,000   Kamigumi Co. Ltd...........          1,674,794
          35,000   Kanto Seino
                   Transportation.............          1,012,980
          14,000   Sakai Moving Service Co.,
                   Ltd.*......................            552,535
         205,000   Tokyu Corp.................          1,375,417
                                                -----------------
                                                        7,634,012
                                                -----------------
                   UTILITIES - ELECTRIC
          69,300   Hokkaido Electric Power....          1,385,757
                                                -----------------
                   WHOLESALE & INTERNATIONAL TRADE
          30,000   Satori Electric Co. Ltd....            910,367
                                                -----------------
                   WHOLESALE DISTRIBUTOR
          50,000   Wakita & Co................            635,853
                                                -----------------
                   TOTAL JAPAN................        190,293,335
                                                -----------------
                   MALAYSIA (17.0%)
                   AGRICULTURE
       3,000,000   Highlands & Lowlands
                   Berhad.....................          5,224,619
       2,000,000   Lingui Developments
                   Berhad.....................          3,942,213
                                                -----------------
                                                        9,166,832
                                                -----------------
                   AUTOMOTIVE
       1,550,000   Diversified Resources
                   Berhad.....................          5,337,423
       1,120,000   Oriental Holdings Berhad...          7,624,777
         750,000   Perusahaan Otomobil
                   Nasional Berhad............          4,749,654
       1,571,000   Tan Chong Motor Holdings
                   Berhad.....................          2,673,778
                                                -----------------
                                                       20,385,632
                                                -----------------
                   BANKING
       1,000,000   DCB Holdings Berhad........          3,423,709
       1,250,000   Kwong Yik Bank.............          3,438,551
       1,150,000   Malayan Banking Berhad.....         11,379,379
       3,233,333   Public Bank Berhad.........          5,993,607
                                                -----------------
                                                       24,235,246
                                                -----------------
                   BUILDING & CONSTRUCTION
         450,000   Gamuda Berhad..............          3,686,919
         733,000   Hume Industries (Malaysia)
                   Berhad.....................          4,612,982
       2,000,000   Kedah Cement Berhad........          3,704,730

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
       2,400,666   Metacorp Berhad............  $       7,316,496
       1,300,000   Sungei Way Holdings
                   Berhad.....................          7,409,460
         250,000   Sungei Way Holdings Berhad
                   (Warrants due 06/29/99)*...            766,871
       1,100,000   United Engineers Malaysia
                   Berhad.....................          8,707,698
     MYR   4,000K  United Engineers Malaysia
                   Berhad 2.00% due 03/01/04
                   (Conv.)....................          5,380,000
                                                -----------------
                                                       41,585,156
                                                -----------------
                   CONGLOMERATES
         292,000   Gadek (Malaysia) Berhad....          2,427,073
         534,000   Intria Berhad..............          1,426,677
       2,000,000   Renong Berhad..............          3,150,604
       1,241,000   Sime Darby Berhad..........          4,396,180
                                                -----------------
                                                       11,400,534
                                                -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
       1,430,000   YTL Corp. Berhad...........          7,697,605
                                                -----------------
                   ENTERTAINMENT
       3,708,800   Magnum Corporation
                   Berhad.....................          6,400,304
       2,049,000   Resorts World Berhad.......         11,759,549
                                                -----------------
                                                       18,159,853
                                                -----------------
                   FINANCIAL SERVICES
       2,997,000   Affin Holdings Berhad......          7,710,469
         866,666   Arab Malaysian Finance
                   Berhad.....................          4,665,212
         891,000   Hong Leong Credit Berhad...          4,937,265
       3,486,450   Public Finance Berhad......          5,381,815
       1,000,000   Rashid Hussain Berhad......          6,253,711
                                                -----------------
                                                       28,948,472
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         700,000   Kian Joo Can Factory
                   Berhad.....................          3,823,471
                                                -----------------
                   INSURANCE
         846,000   Malaysian Assurance
                   Alliance Berhad............          4,152,147
                                                -----------------
                   MANUFACTURING
         500,000   Malaysian Pacific
                   Industries Berhad..........          1,939,442
         256,625   O.Y.L. Industries Berhad...          2,844,053
                                                -----------------
                                                        4,783,495
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   MULTI-INDUSTRY
       2,000,000   Multi-Purpose Holdings
                   Berhad.....................  $       3,419,751
       1,200,000   Nylex (Malaysia) Berhad....          2,636,058
                                                -----------------
                                                        6,055,809
                                                -----------------
                   OIL & GAS PRODUCTS
         750,000   Petronas Dagangan Berhad...          2,211,557
                                                -----------------
                   PLANTATION
       2,100,000   Industrial Oxygen
                   Incorporated Berhad........          3,308,134
       1,500,000   Kuala Lumpur Kepong
                   Berhad.....................          3,770,038
                                                -----------------
                                                        7,078,172
                                                -----------------
                   REAL ESTATE
       1,789,500   Land & General Berhad......          3,895,607
       2,420,000   Malaysian Resources Corp.
                   Berhad.....................          9,291,114
       3,327,000   Metroplex Berhad...........          3,832,009
       2,507,000   Pelangi Berhad.............          2,381,476
       3,000,000   Selangor Properties
                   Berhad.....................          3,099,149
       1,781,000   Sime UEP Properties
                   Berhad.....................          4,899,248
                                                -----------------
                                                       27,398,603
                                                -----------------
                   TELECOMMUNICATIONS
       1,200,000   Technology Resources
                   Industries Berhad*.........          2,873,540
       2,900,000   Telekom Malaysia Berhad....         25,596,675
                                                -----------------
                                                       28,470,215
                                                -----------------
                   TRANSPORTATION
         800,000   Konsortium Perkapalan
                   Berhad*....................          5,287,948
       1,932,000   Malaysian Airline System
                   Berhad.....................          4,855,808
                                                -----------------
                                                       10,143,756
                                                -----------------
                   UTILITIES
         500,000   Malakoff Berhad............          2,256,086
         300,000   Prime Utilities Berhad.....          2,968,534
         155,000   Prime Utilities Berhad
                   (Warrants due 03/11/01)*...            429,448
     MYR 310,000   Prime Utilities Berhad
                   1.00% due 03/01/01 (Loan
                   Stock).....................             87,117

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
       3,483,000   Tenaga Nasional Berhad.....  $      13,923,728
                                                -----------------
                                                       19,664,913
                                                -----------------

                   TOTAL MALAYSIA.............        275,361,468
                                                -----------------

                   PHILIPPINES (3.1%)
                   BANKING
         230,530   Philippine National Bank...          2,657,596
         480,000   Security Bank Corp.*.......            439,024
                                                -----------------
                                                        3,096,620
                                                -----------------
                   BUILDING & CONSTRUCTION
         883,000   Bacnotan Consolidated
                   Industries.................          3,701,601
                                                -----------------
                   CONGLOMERATES
      13,000,000   Aboitiz Equity Ventures
                   Inc.*......................          1,560,594
       6,029,766   Ayala Corp. (B Shares).....          5,744,823
       3,534,000   First Philippine Holdings
                   Corp. (B Shares)...........          7,138,034
                                                -----------------
                                                       14,443,451
                                                -----------------
                   ENGINEERING & CONSTRUCTION
       7,167,000   DMCI Holdings Inc.*........          5,189,520
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
       1,284,000   Paper Industries Corp.*....            229,985
                                                -----------------
                   REAL ESTATE
      15,000,000   Belle Corp.*...............          4,001,524
       3,990,000   Fil-Estate Land, Inc.......          3,725,419
         104,000   Filinvest Land, Inc.*......             35,274
 $         1,850K  Filinvest Land, Inc. 3.75%
                   due 01/02/02 (Conv.).......          1,803,750
                                                -----------------
                                                        9,565,967
                                                -----------------
                   TELECOMMUNICATIONS
          18,000   Philippine Long Distance
                   Telephone Co...............          1,080,412
          96,950   Philippine Long Distance
                   Telephone Co. (ADR)........          5,804,881
                                                -----------------
                                                        6,885,293
                                                -----------------
                   UTILITIES
         963,818   Manila Electric Co. (B
                   Shares)....................          7,089,058
                                                -----------------

                   TOTAL PHILIPPINES..........         50,201,495
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   SINGAPORE (10.3%)
                   APPLIANCES & HOUSEHOLD DURABLES
       1,500,000   Courts (Singapore) Ltd.....  $       1,992,187
                                                -----------------
                   BANKING
       1,435,250   Development Bank of
                   Singapore, Ltd.............         17,227,077
       1,410,000   Overseas Chinese Banking
                   Corp., Ltd.................         16,122,869
         650,000   Overseas Union Bank,
                   Ltd........................          4,431,818
       1,600,000   United Overseas Bank,
                   Ltd........................         15,568,182
                                                -----------------
                                                       53,349,946
                                                -----------------
                   CONGLOMERATES
       1,215,000   Keppel Corp., Ltd..........          9,060,724
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         600,000   Elec & Eltek International
                   Co. Ltd....................          1,812,000
       3,250,000   Venture Manufacturing
                   Ltd........................          5,909,091
                                                -----------------
                                                        7,721,091
                                                -----------------
                   FINANCE
         850,000   Hong Leong Finance Ltd.....          2,595,881
         250,000   Hong Leong Finance Ltd.
                   (Warrants due 09/15/98)*...            141,158
                                                -----------------
                                                        2,737,039
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         345,000   Fraser & Neave Ltd.........          3,430,398
                                                -----------------
                   HOTELS
         600,000   Overseas Union Enterprise
                   Ltd........................          2,940,341
       1,322,000   Republic Hotels & Resorts
                   Ltd........................          1,586,776
         364,400   Republic Hotels & Resorts
                   Ltd. (Warrants due
                   07/12/00)*.................            175,989
                                                -----------------
                                                        4,703,106
                                                -----------------
                   MACHINERY
         700,000   Van Der Horst Ltd..........          2,585,227
                                                -----------------
                   METALS - MISCELLANEOUS
       3,484,500   Amtek Engineering Ltd......          6,063,228
                                                -----------------
                   PUBLISHING
         390,000   Singapore Press Holdings...          6,481,534
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   REAL ESTATE
         111,000   Bukit Sembawang Estates
                   Ltd........................  $       2,593,679
       1,574,400   City Developments, Ltd.....         12,411,818
         870,000   DBS Land Ltd...............          2,743,466
         750,000   Parkway Holdings Ltd.......          2,796,520
         680,000   Singapore Land Ltd.........          3,767,045
       2,500,000   United Overseas Land,
                   Ltd........................          3,568,892
         250,000   United Overseas Land, Ltd.
                   (Warrants due 05/28/01)*...            147,372
       1,152,000   Wing Tai Holdings Ltd......          2,830,909
                                                -----------------
                                                       30,859,701
                                                -----------------
                   SHIPBUILDING
         316,000   Far East Levingston
                   Shipbuilding Ltd...........          1,458,807
         971,000   Sembawang Corp. Ltd........          4,172,266
                                                -----------------
                                                        5,631,073
                                                -----------------
                   STEEL & IRON
       2,000,000   Natsteel Ltd...............          3,451,705
                                                -----------------
                   TELECOMMUNICATIONS
       3,400,000   Singapore
                   Telecommunications, Ltd....          7,920,455
                                                -----------------
                   TRANSPORTATION
       3,000,000   Comfort Group Ltd..........          2,663,352
       2,055,000   Singapore Airlines Ltd.....         18,098,011
                                                -----------------
                                                       20,761,363
                                                -----------------

                   TOTAL SINGAPORE............        166,748,777
                                                -----------------

                   SOUTH KOREA (6.3%)
                   AIR TRANSPORT
           9,770   Korean Air.................            198,423
                                                -----------------
                   AUTOMOTIVE
          74,250   Hyundai Motor Co., Ltd.....          2,315,807
          42,000   Hyundai Motor Co., Ltd.
                   (GDR)......................            455,700
                                                -----------------
                                                        2,771,507
                                                -----------------
                   BANKING
         512,230   Cho Hung Bank..............          5,454,877
          66,561   Hana Bank..................          1,019,821
          11,525   Hana Bank (Rights)*........            166,441
         206,522   Kangwon Bank...............          1,581,497
           1,290   Korea Housing Bank.........             24,892
         216,833   Shinhan Bank...............          4,269,821
                                                -----------------
                                                       12,517,349
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   BREWERY
          50,841   Chosun Brewery Co..........  $       1,357,405
                                                -----------------
                   BUILDING MATERIALS
         162,710   Tong Yang Cement Co........          3,613,584
                                                -----------------
                   CHEMICALS
         150,000   Hanwha Chemical Corp.......          1,512,743
                                                -----------------
                   COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
          37,000   LG Information &
                   Communication Ltd..........          3,771,845
             220   Sungmi Telecom
                   Electronics................             48,144
                                                -----------------
                                                        3,819,989
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          54,000   Samsung Display Devices
                   Co.........................          3,407,767
         116,263   Samsung Electronics Co.....          8,197,670
          15,728   Samsung Electronics Co.
                   (New)*.....................          1,078,437
           4,174   Samsung Electronics Co.
                   (GDR) - non-voting*........             88,155
             220   Samsung Electronics Co.
                   (GDS) - voting*............              9,981
                                                -----------------
                                                       12,782,010
                                                -----------------
                   ENGINEERING & CONSTRUCTION
         116,706   Dong-Ah Construction
                   Industrial Co..............          3,328,387
          79,432   Dong-Ah Construction
                   Industrial Co. (EDR)*......          1,191,480
          10,284   Dong-Ah Construction
                   Industrial Co. (Rights)*...            268,333
         274,340   Hyundai Engineering &
                   Construction Co............          8,283,470
          15,972   Hyundai Engineering &
                   Construction Co.*..........            482,261
         150,000   Sam Whan Corp..............          3,458,738
                                                -----------------
                                                       17,012,669
                                                -----------------
                   FOOD PROCESSING
          60,000   Cheil Foods & Chemicals....          3,240,291
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          40,000   Han Kuk Paper Manufacturing
                   Co.........................            956,311
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   INSURANCE
         100,000   Oriental Fire & Marine
                   Insurance..................  $       2,924,757
           1,570   Samsung Fire & Marine
                   Insurance..................            833,809
                                                -----------------
                                                        3,758,566
                                                -----------------
                   INVESTMENT COMPANIES
          55,000   Atlantis Korean Smaller
                   Co's*......................          2,516,250
          65,000   Clemente Korea Emerging
                   Growth Fund*...............            455,000
                                                -----------------
                                                        2,971,250
                                                -----------------
                   OIL RELATED
         160,829   Yukong, Ltd. (GDS).........          3,766,990
                                                -----------------
                   PHARMACEUTICALS
         187,040   Dong-A Pharmaceutical Co.,
                   Ltd........................          4,403,612
                                                -----------------
                   STEEL & IRON
           6,449   Dongkuk Steel Mill Co......            129,137
           1,440   Pohang Iron & Steel Co.,
                   Ltd........................             92,010
         427,700   Pohang Iron & Steel Co.,
                   Ltd. (ADR).................          8,874,775
                                                -----------------
                                                        9,095,922
                                                -----------------
                   TELECOMMUNICATIONS
             480   Korea Mobile
                   Telecommunications Corp....            471,320
                                                -----------------
                   TRANSPORTATION
           3,462   Han Jin Transportation
                   Co.........................             75,626
                                                -----------------
                   UTILITIES
         152,150   Korea Electric Power
                   Corp.......................          4,486,948
           3,380   Samchully Co...............            276,881
         158,838   Seoul City Gas Go Ltd......         11,662,256
                                                -----------------
                                                       16,426,085
                                                -----------------
                   WHOLESALE DISTRIBUTOR
         200,000   Daewoo Corp................          1,699,029
                                                -----------------

                   TOTAL SOUTH KOREA..........        102,450,681
                                                -----------------

                   TAIWAN (1.4%)
                   BUILDING MATERIALS
         132,550   Asia Cement Corp. (GDR)....          2,617,862
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   INVESTMENT COMPANIES
             844   Taipei Fund (Units)++*.....  $       6,952,872
         430,000   Taiwan American Fund
                   (Pref.)*...................          5,536,250
                                                -----------------
                                                       12,489,122
                                                -----------------
                   TRANSPORTATION
 $         6,000K  U-Ming Marine Transport
                   1.50% due 02/07/01
                   (Conv.)....................          5,250,000
 $         4,000K  Yang Ming Marine
                   Transportation - 144A**
                   2.00% due 10/06/01
                   (Conv.)....................          4,440,000
                                                -----------------
                                                        9,690,000
                                                -----------------

                   TOTAL TAIWAN...............         24,796,984
                                                -----------------

                   THAILAND (5.7%)
                   BANKING
         278,680   Thai Military Bank, Ltd....            644,511
                                                -----------------
                   BUILDING MATERIALS
         259,300   Siam Cement Co., Ltd.......          8,863,220
         396,000   Siam City Cement Co.,
                   Ltd........................          2,483,634
       1,580,000   Tipco Asphalt Co., Ltd.....          8,546,901
       1,416,300   TPI Polene Co., Ltd........          3,025,689
                                                -----------------
                                                       22,919,444
                                                -----------------
                   COAL
         348,400   Ban Pu Coal Co., Ltd.......          6,446,035
         851,400   Lanna Lignite Public Co....          7,008,506
                                                -----------------
                                                       13,454,541
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,016,000   Charoen Pokphand Feedmill
                   Co. Ltd....................          3,942,770
                                                -----------------
                   INVESTMENT COMPANIES
      11,840,300   Ruang Khao 2 Fund
                   (Units)++..................          4,502,015
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   OIL RELATED
       1,100,000   PTT Exploration &
                   Production PCL.............  $      15,781,428
                                                -----------------
                   TELECOMMUNICATIONS
         723,500   Advanced Information
                   Service PCL (ADR)..........          9,812,669
         866,500   Total Access Communication
                   PCL........................          5,978,850
         522,000   United Communication
                   Industry...................          4,337,893
                                                -----------------
                                                       20,129,412
                                                -----------------
                   TEXTILES
         363,200   Saha-Union PCL.............            423,551
                                                -----------------
                   TRANSPORTATION
       4,836,800   Bangkok Expressway Public
                   Co.*.......................          5,261,307
         163,200   Bangkok Expressway Public
                   Co. (Local Market)*........            177,523
         104,000   Regional Container Line
                   Co., Ltd...................          1,092,548
         719,300   Thai Airways International
                   Ltd........................          1,268,806
                                                -----------------
                                                        7,800,184
                                                -----------------
                   UTILITIES - ELECTRIC
         800,000   Cogeneration Public Co.*...          2,963,428
                                                -----------------

                   TOTAL THAILAND.............         92,561,284
                                                -----------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS
                   AND BONDS (IDENTIFIED COST
                   $1,519,797,033)............      1,597,979,081
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                         VALUE
-----------------------------------------------------------------
                   SHORT-TERM INVESTMENT (a) (0.0%)
                   COMMERCIAL PAPER
                   AUTOMOTIVE - FINANCE
 $           350   Ford Motor Credit Co. 5.25%
                   due 12/06/96 (Amortized
                   Cost $348,214).............  $         348,214
                                                -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$1,520,145,247) (B)........       98.4%  1,598,327,295

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES......        1.6      26,140,585
                                 -----   -------------

NET ASSETS.................      100.0%  $1,624,467,880
                                 -----   -------------
                                 -----   -------------

---------------------
ADR  American Depository Receipt.
EDR  European Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; generally stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates $1,543,094,913. The aggregate gross unrealized appreciation was $202,204,434 and the aggregate gross unrealized depreciation was $146,972,052, resulting in net unrealized appreciation of $55,232,382.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1996

                                                         UNREALIZED
       CONTRACTS               IN           DELIVERY    APPRECIATION
      TO DELIVER          EXCHANGE FOR        DATE     (DEPRECIATION)
   ----------------------------------------------------------------
         AUD  651,375  $           514,521  11/01/96   $     (1,042)
  $           711,208        MYR 1,782,359  11/01/96         (5,743)
  $           480,394        MYR 1,206,749  11/04/96         (2,757)
       THB 94,710,648  $         3,712,687  11/04/96            146
        Y  51,598,498  $           452,936  11/05/96            397
                                                            -------
        Net Unrealized Depreciation..................  $     (8,999)
                                                            -------
                                                            -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1996

                                                                  PERCENT OF
INDUSTRY                                         VALUE            NET ASSETS
-------------------------------------------------------------------------------
Agriculture............................  $           9,166,832           0.6%
Air Transport..........................                198,423           0.0
Appliances & Household Durables........              2,545,730           0.2
Auto...................................              5,153,975           0.3
Auto Parts.............................                782,757           0.0
Automotive.............................             32,658,456           2.0
Automotive - Finance...................                348,214           0.0
Banking................................            198,030,326          12.3
Brewery................................              1,357,405           0.1
Building & Construction................             50,604,815           3.2
Building Materials.....................             50,963,938           3.2
Business Services......................              4,766,637           0.3
Chemicals..............................             11,874,529           0.7
Coal...................................             13,454,541           0.8
Commercial Services....................              3,383,867           0.2
Communications - Equipment/
  Manufacturers........................              3,819,989           0.2
Computer Software & Services...........              6,288,668           0.4
Computers..............................              2,503,070           0.2
Computers - Systems....................                596,211           0.0
Conglomerates..........................            137,414,109           8.5
Construction & Housing.................              2,052,272           0.1
Construction Equipment.................              5,595,026           0.3
Construction Plant & Equipment.........              7,697,605           0.5
Electronic & Electrical Equipment......             42,584,078           2.6
Electronics............................              4,686,810           0.3
Engineering & Construction.............             32,305,742           2.0
Entertainment..........................             18,917,369           1.2
Finance................................              2,737,039           0.2
Financial Services.....................             52,233,134           3.2
Food Processing........................              5,009,607           0.3
Food, Beverage, Tobacco & Household
  Products.............................             38,020,623           2.3
Forest Products, Paper & Packaging.....             16,860,597           1.0
Health & Personal Care.................                596,387           0.0
Hotels.................................              4,703,106           0.3
Hotels/Motels..........................             17,746,579           1.1
Household Furnishings & Appliances.....                534,994           0.0
Industrials............................              3,513,412           0.2
Insurance..............................             11,329,797           0.7
Investment Companies...................             23,718,634           1.5

                                                                  PERCENT OF
INDUSTRY                                         VALUE            NET ASSETS
-------------------------------------------------------------------------------
Life Insurance.........................  $           3,785,600           0.2%
Machinery..............................             19,703,373           1.2
Manufactured Housing...................                758,200           0.0
Manufacturing..........................             12,136,090           0.7
Medical Supplies.......................              1,791,370           0.1
Merchandising..........................                547,272           0.0
Metals.................................             11,609,543           0.7
Metals & Mining........................             12,577,170           0.8
Metals - Miscellaneous.................              6,063,228           0.4
Metals - Non-Ferrous...................              2,121,496           0.1
Metals - Steel.........................                521,487           0.0
Multi-Industry.........................              9,523,235           0.6
Natural Gas............................              1,136,423           0.1
Oil & Gas Products.....................              2,211,557           0.1
Oil Related............................             26,980,334           1.7
Pharmaceuticals........................              9,840,202           0.6
Photography............................              2,842,310           0.2
Plantation.............................             11,830,760           0.7
Publishing.............................             11,603,239           0.7
Real Estate............................            283,254,023          17.4
Retail.................................              6,560,561           0.4
Retail - Department Stores.............              6,988,434           0.4
Retail - General Merchandise...........              1,110,595           0.1
Retail - Specialty.....................                847,220           0.1
Retail - Specialty Apparel.............             13,082,620           0.8
Shipbuilding...........................              5,631,073           0.3
Steel..................................              2,226,302           0.1
Steel & Iron...........................             12,547,626           0.8
Telecommunications.....................            120,762,990           7.4
Textiles...............................              4,086,855           0.3
Transportation.........................             76,262,192           4.7
Utilities..............................             83,034,178           5.1
Utilities - Electric...................              4,349,185           0.3
Wholesale & International Trade........                910,367           0.1
Wholesale Distributor..................              2,334,882           0.2
                                         ---------------------           ---
                                         $       1,598,327,295          98.4%
                                         ---------------------           ---
                                         ---------------------           ---

                                                                  PERCENT OF
TYPE OF INVESTMENT                               VALUE            NET ASSETS
-------------------------------------------------------------------------------
Bonds..................................  $          28,065,076           1.7%
Common Stocks..........................          1,562,253,511          96.1
Preferred Stocks.......................              5,536,250           0.4
Rights & Warrants......................              2,124,244           0.2
Short-Term Investments.................                348,214           0.0
                                         ---------------------           ---
                                         $       1,598,327,295          98.4%
                                         ---------------------           ---
                                         ---------------------           ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996

ASSETS:
Investments in securities, at value
  (identified cost $1,520,145,247)..........................  $1,598,327,295
Cash (including $4,863,435 in foreign currency).............      12,087,745
Receivable for:
    Investments sold........................................      15,815,056
    Capital stock sold......................................       3,961,474
    Dividends...............................................       2,496,672
    Interest................................................         292,645
Prepaid expenses and other assets...........................          72,224
                                                              --------------

     TOTAL ASSETS...........................................   1,633,053,111
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................       2,722,795
    Capital stock repurchased...............................       2,188,602
    Plan of distribution fee................................       1,406,541
    Investment management fee...............................       1,378,563
Accrued expenses and other payables.........................         888,730
                                                              --------------
     TOTAL LIABILITIES......................................       8,585,231
                                                              --------------
NET ASSETS:
Paid-in-capital.............................................   1,571,133,362
Net unrealized appreciation.................................      78,152,434
Accumulated undistributed net investment income.............       1,241,493
Accumulated net realized loss...............................     (26,059,409)
                                                              --------------
     NET ASSETS.............................................  $1,624,467,880
                                                              --------------
                                                              --------------
NET ASSET VALUE PER SHARE,
  86,011,075 SHARES OUTSTANDING (200,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................          $18.89
                                                              --------------
                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1996

NET INVESTMENT INCOME:

INCOME
Dividends (net of $3,066,529 foreign withholding tax).......  $40,517,977
Interest (net of $14,010 foreign withholding tax)...........    1,922,169
                                                              -----------
     TOTAL INCOME...........................................   42,440,146
                                                              -----------

EXPENSES
Plan of distribution fee....................................   16,571,035
Investment management fee...................................   16,242,482
Custodian fees..............................................    3,435,104
Transfer agent fees and expenses............................    2,635,718
Shareholder reports and notices.............................      223,783
Registration fees...........................................      202,454
Professional fees...........................................       94,744
Directors' fees and expenses................................       38,961
Organizational expenses.....................................        2,336
Other.......................................................       79,111
                                                              -----------

     TOTAL EXPENSES.........................................   39,525,728
                                                              -----------

     NET INVESTMENT INCOME..................................    2,914,418
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................     (849,851)
    Foreign exchange transactions...........................    3,607,935
                                                              -----------

     NET GAIN...............................................    2,758,084
                                                              -----------
Net change in unrealized appreciation/ depreciation on:
    Investments.............................................   28,316,136
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................      (11,571)
                                                              -----------

     NET APPRECIATION.......................................   28,304,565
                                                              -----------

     NET GAIN...............................................   31,062,649
                                                              -----------

NET INCREASE................................................  $33,977,067
                                                              -----------
                                                              -----------

                    SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 1996   OCTOBER 31, 1995
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................   $     2,914,418    $     4,954,471
Net realized gain...........................................         2,758,084         20,313,294
Net change in unrealized appreciation.......................        28,304,565       (162,216,385)
                                                              ----------------   ----------------

     NET INCREASE (DECREASE)................................        33,977,067       (136,948,620)
                                                              ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (33,521,569)          (225,409)
Net realized gain...........................................                --        (70,810,154)
                                                              ----------------   ----------------

     TOTAL..................................................       (33,521,569)       (71,035,563)
                                                              ----------------   ----------------
Net increase from capital stock transactions................       182,463,571         78,945,257
                                                              ----------------   ----------------

     NET INCREASE (DECREASE)................................       182,919,069       (129,038,926)

NET ASSETS:
Beginning of period.........................................     1,441,548,811      1,570,587,737
                                                              ----------------   ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,241,493 AND $14,407,774, RESPECTIVELY)...............   $ 1,624,467,880    $ 1,441,548,811
                                                              ----------------   ----------------
                                                              ----------------   ----------------

                    SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price;
(3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Advisor that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $142,000 which have been reimbursed for the full amount thereof. Such expenses were fully amortized as of November 29, 1995.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited ("Morgan Grenfell" or the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $48,277,700 at October 31, 1996.

The Distributor has informed the Fund that for the year ended October 31, 1996, it received approximately $3,771,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1996 aggregated $932,691,930 and $794,751,338, respectively.

For the year ended October 31, 1996, the Fund incurred $335,464 in brokerage commissions with affiliates of Morgan Grenfell for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $266,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1996 included in Directors' fees and expenses in the Statement of Operations amounted to $17,713. At October 31, 1996, the Fund had an accrued pension liability of $49,330 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                   FOR THE YEAR                   FOR THE YEAR
                                                                      ENDED                          ENDED
                                                                 OCTOBER 31, 1996               OCTOBER 31, 1995
                                                           ----------------------------   ----------------------------
                                                             SHARES          AMOUNT         SHARES          AMOUNT
                                                           -----------   --------------   -----------   --------------

Sold.....................................................   38,199,038   $  744,616,070    26,287,993   $  491,348,677
Reinvestment of dividends and distributions..............    1,685,192       31,243,453     3,643,200       67,435,626
                                                           -----------   --------------   -----------   --------------
                                                            39,884,230      775,859,523    29,931,193      558,784,303
Repurchased..............................................  (30,677,011)    (593,395,952)  (25,829,636)    (479,839,046)
                                                           -----------   --------------   -----------   --------------
Net increase.............................................    9,207,219   $  182,463,571     4,101,557   $   78,945,257
                                                           -----------   --------------   -----------   --------------
                                                           -----------   --------------   -----------   --------------

6. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Fund had a net capital loss carryover of approximately $19,068,000 of which $3,193,000 will be available through October 31, 2003, and $15,875,000 will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.

As of October 31, 1996, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from permanent book/ tax differences for the year ended October 31, 1996, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $17,440,870.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At October 31, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

At October 31, 1996, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

8. COMMITMENTS

As of October 31, 1996, the Fund had purchased shares which are subject to installment payments. At October 31, 1996, the Fund had outstanding commitments as follows:

                              TOTAL
                           OUTSTANDING
         ISSUER            COMMITMENT                                  INSTALLMENT PAYMENT TERMS
-------------------------  ----------- ------------------------------------------------------------------------------------------
Investment Co. of China    $  158,000  Balance payable in one installment upon notification by the issuer.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                               FOR THE YEAR ENDED OCTOBER 31                     NOVEMBER 30, 1990*
                                -----------------------------------------------------------           THROUGH
                                   1996          1995        1994        1993       1992**        OCTOBER 31, 1991
---------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period.......................  $ 18.77        $ 21.60     $ 19.80     $ 12.69     $ 11.72             $  10.00
                                -----------    --------    --------    --------    --------              ------

Net investment income
 (loss).......................     0.05           0.08       (0.10)      (0.04)      (0.01)                0.06
Net realized and unrealized
 gain (loss)..................     0.50          (1.94)       2.22        7.15        1.14                 1.69
                                -----------    --------    --------    --------    --------              ------

Total from investment
 operations...................     0.55          (1.86)       2.12        7.11        1.13                 1.75
                                -----------    --------    --------    --------    --------              ------

Less dividends and
 distributions from:
   Net investment income......    (0.43)         --          --          --          (0.01)               (0.03)
   Net realized gain..........    --             (0.97)      (0.32)      --          (0.15)              --
                                -----------    --------    --------    --------    --------              ------

Total dividends and
 distributions................    (0.43)         (0.97)      (0.32)      --          (0.16)               (0.03)
                                -----------    --------    --------    --------    --------              ------

Net asset value, end of
 period.......................  $ 18.89        $ 18.77     $ 21.60     $ 19.80     $ 12.69             $  11.72
                                -----------    --------    --------    --------    --------              ------
                                -----------    --------    --------    --------    --------              ------

TOTAL INVESTMENT RETURN+......     3.00%         (8.65)%     10.69%      56.13%       9.86%               17.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     2.39%          2.45%       2.41%       2.38%       2.77%                2.43%(2)(3)

Net investment income
 (loss).......................     0.18%          0.35%      (0.70)%     (0.46)%     (0.30)%               0.61%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................   $1,624         $1,442      $1,571        $694        $177                  $86

Portfolio turnover rate.......       49%            50%         35%         30%         73%                  70%(1)

Average commission rate
 paid.........................  $0.0095          --          --          --          --                  --

---------------------
 *   Commencement of operations.
 ** Net investment loss was computed based upon the monthly average shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 2.83% and 0.22%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER PACIFIC GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Pacific Growth Fund Inc. (the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period November 30, 1990 (commencement of operations) through October 31, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 17, 1996

                      1996 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended October 31, 1996, the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass-through foreign taxes of $0.03 per share to its shareholders. The Fund generated net foreign source income of $0.09 per share with respect to this election.

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (97.0%)
                   AUSTRALIA (3.8%)
                   BANKING
         700,000   Australia & New Zealand
                     Banking Group Ltd..........  $       4,476,900
                                                  -----------------
                   BUILDING & CONSTRUCTION
       2,050,000   Boral Ltd....................          6,051,194
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,200,000   Foster's Brewing Group
                     Ltd........................          2,473,891
       6,000,000   Goodman Fielder Wattie
                     Ltd........................          7,871,472
                                                  -----------------
                                                         10,345,363
                                                  -----------------
                   METALS & MINING
         370,000   Broken Hill Proprietary Co.
                     Ltd........................          5,223,909
         215,000   CRA Ltd......................          3,210,124
       2,000,000   North Ltd....................          7,064,021
                                                  -----------------
                                                         15,498,054
                                                  -----------------
                   METALS NON-FERROUS
       3,600,000   M.I.M. Holdings Ltd..........          4,694,771
                                                  -----------------
                   OIL RELATED
       1,500,000   Santos Ltd...................          5,856,750
         187,500   Santos Ltd. (Rights)*........            150,811
                                                  -----------------
                                                          6,007,561
                                                  -----------------
                   RETAIL STORES
       1,000,000   Coles Myer Ltd...............          4,865,007
                                                  -----------------

                   TOTAL AUSTRALIA..............         51,938,850
                                                  -----------------
                   CHINA (0.8%)
                   AUTOMOTIVE
       6,470,000   Qingling Motors Co...........          3,549,897
                                                  -----------------
                   TRANSPORTATION
       2,040,000   Jinhui Shipping and
                     Transportation Ltd.........          1,576,773
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   UTILITIES
         100,000   Huaneng Power International,
                     Inc. (Class N) (ADR)*......  $       2,425,000
         245,000   Shandong Huaneng Power Co.
                     Ltd. (ADR).................          2,848,125
                                                  -----------------
                                                          5,273,125
                                                  -----------------

                   TOTAL CHINA..................         10,399,795
                                                  -----------------

                   HONG KONG (33.8%)
                   BANKING
       2,242,400   Bank of East Asia, Ltd.......          7,714,944
       1,742,838   Dao Heng Bank Group Ltd......          8,279,943
       1,287,000   Guoco Group Ltd..............          6,114,330
       2,225,000   Hang Seng Bank Ltd...........         25,062,129
         326,600   HSBC Holdings PLC............          8,264,085
       5,360,000   International Bank of Asia...          3,044,668
                                                  -----------------
                                                         58,480,099
                                                  -----------------
                   CONGLOMERATES
       1,000,000   China Merchants Hai Hong
                     Holdings...................          1,071,521
       3,035,422   Henderson China Holding
                     Ltd........................          5,231,459
       7,600,000   Hutchison Whampoa, Ltd.......         56,416,215
         664,800   Jardine Matheson Holdings
                     Ltd........................          3,656,400
         830,000   Shanghai Industrial Holdings
                     Ltd........................          4,671,831
       2,900,000   Swire Pacific Ltd. (Class
                     A).........................         22,369,610
                                                  -----------------
                                                         93,417,036
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
       2,365,000   ASM Pacific Technology
                     Ltd........................          1,679,254
      11,486,000   Elec & Eltek International
                     Holdings Ltd...............          2,965,660
                                                  -----------------
                                                          4,644,914
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
       7,000,000   Road King Infrastructure
                     Ltd.*......................          6,913,246
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   FINANCIAL SERVICES
       9,237,000   Manhattan Card Co. Ltd.......  $       2,861,967
                                                  -----------------
                   HOTELS/MOTELS
      18,048,000   CDL Hotels International,
                     Ltd........................          7,863,672
                                                  -----------------
                   INVESTMENT COMPANIES
         100,000   Investment Co. of China***
                     *..........................            471,000
                                                  -----------------
                   LIFE INSURANCE
       2,328,000   National Mutual Asia Ltd.....          2,404,338
                                                  -----------------
                   PUBLISHING
       7,122,000   South China Morning Post
                     (Holdings) Ltd.............          6,114,291
                                                  -----------------
                   REAL ESTATE
       5,200,000   Amoy Properties, Ltd.........          5,135,554
       5,490,000   Cheung Kong (Holdings)
                     Ltd........................         48,195,198
       2,990,000   China Resources Enterprise
                     Ltd........................          8,260,522
 $         3,140K  Great Eagle Financial
                     Holdings 3.25% due 04/03/01
                     (Conv.)....................          3,140,000
       2,041,000   Great Eagle Holdings Ltd.....          6,099,813
 $         1,000K  Hd Finance (Cayman) Ltd.
                     6.75% due 06/01/00
                     (Conv.)....................          1,080,000
         500,000   Henderson Land Development
                     Co. Ltd....................          4,211,851
         900,880   HKR International Ltd........          1,110,690
       4,775,800   Hon Kwok Land Investment
                     Ltd........................          1,603,031
       3,274,000   Hong Kong Land Holdings
                     Ltd........................          6,809,920
         377,200   Hysan Development Co. Ltd....          1,042,097
       2,462,000   Lai Sun Development Co.,
                     Ltd........................          3,003,602
         544,308   Lai Sun Hotels International
                     Ltd. (Warrants due
                     04/30/99)*.................             51,999
       3,800,000   New World Development Co.,
                     Ltd........................         21,928,737
         565,000   Realty Development Corp.
                     (Class A)..................          2,129,873

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
       4,000,000   Silver Grant International
                     Industries Ltd.............  $       2,155,951
       2,054,000   Sino Land Co.................          1,948,993
       3,882,500   Sun Hung Kai Properties
                     Ltd........................         42,103,021
       5,300,000   Wharf (Holdings) Ltd.........         20,047,767
                                                  -----------------
                                                        180,058,619
                                                  -----------------
                   RETAIL - SPECIALTY APPAREL
       1,000,000   Dickson Concepts
                     International Ltd. (New)...          3,692,228
                                                  -----------------
                   TELECOMMUNICATIONS
      22,415,200   Hong Kong Telecommunications
                     Ltd........................         38,487,240
                                                  -----------------
                   TRANSPORTATION
       2,000,000   Cathay Pacific Airways.......          3,111,283
       7,132,000   Cosco Pacific Ltd............          9,989,956
       7,511,000   The Guangshen Railway Co.,
                     Ltd........................          3,587,748
                                                  -----------------
                                                         16,688,987
                                                  -----------------
                   UTILITIES
       2,430,000   China Light & Power Co.,
                     Ltd........................         10,948,490
       9,120,000   Hong Kong & China Gas Co.
                     Ltd........................         14,481,797
       3,350,000   Hong Kong Electric Holdings
                     Ltd........................         11,849,987
                                                  -----------------
                                                         37,280,274
                                                  -----------------

                   TOTAL HONG KONG..............        459,377,911
                                                  -----------------

                   INDIA (0.7%)
                   BANKS
         236,000   State Bank of India (GDR)*...          5,782,000
                                                  -----------------
                   TELECOMMUNICATIONS
         185,000   Videsh Sanchar Nigam Ltd.
                     (GDR)*.....................          3,616,750
                                                  -----------------

                   TOTAL INDIA..................          9,398,750
                                                  -----------------

                   INDONESIA (7.8%)
                   AUTO
       9,000,000   PT Gadjah Tunggal............          4,075,751
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BANKING
       6,241,000   PT Bank Bira.................  $       8,414,687
       4,000,000   PT Bank Dagang Nasional
                     Indonesia..................          3,993,413
       1,500,000   PT Bank Dagang Nasional
                     Indonesia (Rights)*........          1,497,530
       8,900,725   PT Bank Internasional
                     Indonesia..................          6,412,626
         906,730   PT Bank Internasional
                     Indonesia (Warrants due
                     01/17/00)*.................            289,302
       6,000,000   PT Bank Negara Indonesia.....          3,334,706
       2,332,500   PT Pan Indonesia Bank........          3,408,965
                                                  -----------------
                                                         27,351,229
                                                  -----------------
                   BUILDING MATERIALS
      19,333,096   PT Mulia Industrindo*........         12,137,905
                                                  -----------------
                   CONSTRUCTION EQUIPMENT
       2,712,000   PT United Tractors...........          8,094,689
                                                  -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
         370,000   PT Citra Marga Nusaphala
                     Persada....................            323,693
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,251,000   PT Hanjaya Mandala
                     Sampoerna..................          5,034,386
                                                  -----------------
                   FOREST PRODUCTS, PAPER & PACKING
      11,734,874   PT Indah Kiat Pulp & Paper
                     Corp.......................          9,541,530
       1,241,215   PT Pabrik Kertas Tjiwi
                     Kimia......................          1,277,496
                                                  -----------------
                                                         10,819,026
                                                  -----------------
                   INDUSTRIALS
       2,142,500   PT Bukaka Teknik Utama.......          1,345,127
                                                  -----------------
                   INVESTMENT COMPANIES
               5   Peregrine Indonesia Fund Ltd.
                     (Units)++ ** *.............          2,648,750
                                                  -----------------
                   MEDICAL PRODUCTS & SUPPLIES
       3,800,000   PT Kalbe Farma...............          3,793,742
                                                  -----------------
                   METALS
       4,073,000   PT Tambang Timah.............          6,707,287
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   PLANTATION
       1,529,000   PT London Sumatra
                     Indonesia..................  $       3,965,706
                                                  -----------------
                   PROPERTY
         237,000   Kawasan Jababeka - 144A**
                     (GDR)*.....................          2,725,500
                                                  -----------------
                   RETAIL - DEPARTMENT STORES
       2,910,000   PT Ramayana Lestari
                     Sentosa*...................          7,068,341
                                                  -----------------
                   TELECOMMUNICATIONS
       7,058,000   PT Telekomunikasi
                     Indonesia..................         10,242,672
                                                  -----------------

                   TOTAL INDONESIA..............        106,333,804
                                                  -----------------

                   JAPAN (10.3%)
                   APPAREL
          19,000   World Co., Ltd...............            707,638
                                                  -----------------
                   AUTO PARTS
          52,000   Bridgestone Metalpha Corp....            413,543
                                                  -----------------
                   AUTOMOTIVE
          81,000   Honda Motor Co...............          2,512,913
         262,000   Isuzu Motors, Ltd............            984,047
          84,000   Toyota Motor Corp............          2,434,016
                                                  -----------------
                                                          5,930,976
                                                  -----------------
                   BANKING
         126,000   Asahi Bank, Ltd..............            770,882
         185,000   Bank of Tokyo-Mitsubishi
                     Ltd........................          2,927,953
          75,000   Dai-Ichi Kangyo Bank.........            820,866
         151,000   Mitsui Trust & Banking Co.,
                     Ltd........................            860,819
          95,000   Sanwa Bank, Ltd..............          1,017,323
          94,000   Sumitomo Bank................          1,073,228
         127,000   Sumitomo Trust & Banking.....          1,050,000
                                                  -----------------
                                                          8,521,071
                                                  -----------------
                   BUILDING & CONSTRUCTION
          55,000   Kaneshita Construction.......            388,032
                                                  -----------------
                   BUILDING MATERIALS
         200,000   Sanwa Shutter................          1,426,772
          64,000   Toyo Shutter.................            273,638
                                                  -----------------
                                                          1,700,410
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BUSINESS SERVICES
          31,000   Secom Co.....................  $       1,842,913
          18,000   Tanseisha Co., Ltd...........             95,669
                                                  -----------------
                                                          1,938,582
                                                  -----------------
                   CHEMICALS
         520,000   Mitsubishi Chemical Corp.....          1,748,346
         304,000   Nippon Zeon Co. Ltd..........          1,388,347
          92,000   Shin-Etsu Chemical Co........          1,854,488
         200,000   Sumitomo Bakelite Co. Ltd....          1,346,457
                                                  -----------------
                                                          6,337,638
                                                  -----------------
                   COMMERCIAL SERVICES
          22,000   Nichii Gakkan Co.............            989,134
                                                  -----------------
                   COMPUTER SOFTWARE & SERVICES
          55,000   Ines Corp....................            710,236
          52,000   Meitec.......................          1,040,000
          30,000   Nintendo Co., Ltd............          2,175,591
          34,000   Ricoh Elemex.................            350,709
                                                  -----------------
                                                          4,276,536
                                                  -----------------
                   COMPUTERS
          16,400   Enix Corp....................            313,795
          22,000   Nidec Corp...................            938,898
                                                  -----------------
                                                          1,252,693
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         112,000   Aiwa Co......................          1,931,339
      Y  100,000K  Canon, Inc. 1.20% due
                     12/20/05 (Conv.)...........          1,566,929
      Y   50,000K  Canon, Inc. 1.30% due
                     12/19/08 (Conv.)...........            791,732
         230,000   Fujitsu, Ltd.................          2,390,551
         237,000   Hitachi, Ltd.................          2,146,063
          30,000   Kyocera Corp.................          1,795,276
          51,000   Mitsui High-Tec..............          1,100,315
          49,000   Murata Manufacturing Co.,
                     Ltd........................          1,824,961
          52,800   Nitto Electric Works.........            760,819
         140,000   Sharp Corp...................          1,818,898
          42,400   Sony Corp....................          3,084,850
          27,000   TDK Corp.....................          1,945,276
                                                  -----------------
                                                         21,157,009
                                                  -----------------
                   ELECTRONICS
          24,000   Kojima Co, Ltd.*.............            372,284
          16,000   Maspro Denkoh Corp...........            197,795
          29,000   Rohm Co., Ltd................          2,246,929
                                                  -----------------
                                                          2,817,008
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         200,000   Toshiba Ceramics Co., Ltd....  $       1,459,843
                                                  -----------------
                   ELECTRONICS - SPECIALTY
          76,000   Taiyo Yuden Co., Ltd.........          1,023,307
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
         267,000   Kajima Corp..................          1,215,165
          27,500   Nitto Kohki Co. Ltd..........            777,362
                                                  -----------------
                                                          1,992,527
                                                  -----------------
                   ENTERTAINMENT
          12,000   H.I.S. Company Ltd...........            505,512
          33,700   Sony Music Entertainment
                     Inc........................          1,156,945
                                                  -----------------
                                                          1,662,457
                                                  -----------------
                   FINANCIAL SERVICES
         170,000   Daiwa Securities Co., Ltd....          1,131,102
          15,400   Nichiei Co., Ltd. (Kyoto)....          1,212,598
         100,000   Nomura Securities Co. Ltd....          1,118,110
           8,800   Sanyo Shinpan Finance Co.,
                     Ltd........................            431,685
                                                  -----------------
                                                          3,893,495
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         101,000   Nippon Meat Packers, Inc.....          1,002,047
                                                  -----------------
                   HEALTH & PERSONAL CARE
          42,000   Kawasumi Laboratories,
                     Inc........................            479,528
                                                  -----------------
                   HOUSEHOLD FURNISHINGS & APPLIANCES
          50,000   Beltecno Corp................            271,654
                                                  -----------------
                   INDUSTRIALS
      Y   43,000K  Nippon Densan Corp. 1.00%
                     09/30/03 (Conv.)...........            496,024
         100,000   Tokai Carbon Co., Ltd........            366,929
                                                  -----------------
                                                            862,953
                                                  -----------------
                   INSURANCE
         162,000   Tokio Marine & Fire Insurance
                     Co.........................          1,581,732
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   MACHINERY
          37,000   Aichi Corp...................  $         189,370
         165,000   Amada Co., Ltd...............          1,232,953
         150,000   Daifuku Co. Ltd..............          1,724,409
          33,000   Fuji Machine Manufacturing
                     Co.........................            930,236
          19,800   Keyence Corp.................          2,416,535
         250,000   Minebea Co., Ltd.............          2,086,614
      Y   21,000K  Minebea Co. Ltd. 0.80% due
                     03/31/03 (Conv.)...........            206,693
         263,000   Mitsubishi Heavy Industries,
                     Ltd........................          1,735,386
         114,000   Nippon Thompson Co...........            767,480
         200,000   OSG Corp.....................          1,382,677
          12,000   Sansei Yusoki Co., Ltd.......             83,150
           5,000   Sintokogio...................             31,929
          63,000   Takuma Co., Ltd..............            684,567
         100,000   Tsudakoma....................            366,929
                                                  -----------------
                                                         13,838,928
                                                  -----------------
                   MANUFACTURING
          40,000   Arcland Sakamoto.............            384,252
          86,000   Itoki Crebio Corp............            459,795
          47,000   Nichiha Corp.................            625,433
         104,000   Nippon Electric Glass Co.,
                     Ltd........................          1,596,850
                                                  -----------------
                                                          3,066,330
                                                  -----------------
                   MERCHANDISING
          31,300   Misumi Corp..................            537,276
                                                  -----------------
                   METALS & MINING
         667,000   Nippon Steel Co..............          1,901,213
          77,000   Sumitomo Sitix Corp..........          1,424,803
                                                  -----------------
                                                          3,326,016
                                                  -----------------
                   METALS NON-FERROUS
         279,000   Fujikura Ltd.................          2,082,614
         380,000   Mitsui Mining & Smelting.....          1,490,079
                                                  -----------------
                                                          3,572,693
                                                  -----------------
                   MULTI-INDUSTRY
          26,700   Trusco Nakayama Corp.........            418,370
          51,000   Yamae Hisano.................            358,606
                                                  -----------------
                                                            776,976
                                                  -----------------
                   NATURAL GAS
         365,000   Tokyo Gas Co., Ltd...........            870,827
                                                  -----------------
                   OIL RELATED
         187,000   General Sekiyu...............          1,029,236
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   PHARMACEUTICALS
         136,000   Daiichi Pharmaceutical.......  $       2,184,567
          90,000   Eisai Co. Ltd................          1,559,055
          80,000   Terumo Corp..................          1,215,748
                                                  -----------------
                                                          4,959,370
                                                  -----------------
                   REAL ESTATE
          68,000   Cesar Co.....................            252,189
          58,700   Chubu Sekiwa Real Estate,
                     Ltd........................            503,803
         223,000   Mitsui Fudosan Co............          2,546,063
          64,000   Sekiwa Real Estate...........            398,110
                                                  -----------------
                                                          3,700,165
                                                  -----------------
                   RETAIL
          22,850   Ministop Co., Ltd............            577,547
          23,000   Olympic Corp.................            439,987
          14,000   Otsuka Kagu Limited..........          1,080,315
          55,000   Shimachu Co., Ltd............          1,320,866
          19,200   Sundrug Co., Ltd.............            306,898
         134,000   Tokyo Style..................          1,614,331
          24,000   Xebio Co. Ltd................            563,150
                                                  -----------------
                                                          5,903,094
                                                  -----------------
                   RETAIL - DEPARTMENT STORES
         142,000   Hankyu Department Stores.....          1,218,740
                                                  -----------------
                   RETAIL - GENERAL MERCHANDISE
          31,200   Circle K Japan Co. Ltd.......          1,432,252
          26,000   Seven-Eleven Japan...........          1,648,032
                                                  -----------------
                                                          3,080,284
                                                  -----------------
                   RETAIL - SPECIALTY
          31,000   Aderans Co., Ltd.............            698,110
                                                  -----------------
                   STEEL
         811,000   Sumitomo Metal Industries....          2,017,921
          88,000   Tokyo Steel Manufacturing....            942,362
                                                  -----------------
                                                          2,960,283
                                                  -----------------
                   TELECOMMUNICATIONS
             335   DDI Corp.....................          2,223,661
           3,000   Forval Corp..................             78,661
      Y   45,000K  Forval Corp.1.35% 09/30/03
                     (Conv.)....................            329,882
         171,000   Nippon Comsys Corp...........          1,952,362
          64,050   Nippon Denwa Shisetsu........            479,114
             358   Nippon Telegraph & Telephone
                     Corp.......................          2,522,913
                                                  -----------------
                                                          7,586,593
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   TEXTILES
          25,000   Chuo Warehouse Co............  $         163,386
         500,000   Mitsubishi Rayon Co., Ltd....          1,877,953
         300,000   Nitto Boseki Co. Ltd.........            918,898
                                                  -----------------
                                                          2,960,237
                                                  -----------------
                   TRANSPORTATION
         180,000   Fukuyama Transporting Co.....          1,070,079
         325,000   Ishikawajima-Harima Heavy
                     Industry...................          1,210,433
          30,000   Kanto Seino Transportation...            628,347
         205,000   Tokyu Corp...................          1,075,039
                                                  -----------------
                                                          3,983,898
                                                  -----------------
                   UTILITIES - ELECTRIC
          69,300   Hokkaido Electric Power......          1,080,425
                                                  -----------------
                   WHOLESALE & INTERNATIONAL TRADE
         244,000   Mitsui & Co..................          1,861,701
          29,000   Satori Electric Co. Ltd......            787,795
                                                  -----------------
                                                          2,649,496
                                                  -----------------
                   WHOLESALE DISTRIBUTOR
          25,000   Fujimi Inc.*.................          1,318,898
                                                  -----------------
                   TOTAL JAPAN..................        139,777,688
                                                  -----------------

                   MALAYSIA (16.1%)
                   AGRICULTURE
       2,100,000   Highlands & Lowlands
                     Berhad.....................          3,330,544
                                                  -----------------
                   AUTOMOTIVE
       1,112,000   Diversified Resources
                     Berhad.....................          2,658,697
         617,000   Oriental Holdings Berhad.....          4,671,449
         375,000   Perusahaan Otomobil Nasional
                     Berhad*....................          2,241,482
       1,205,000   Tan Chong Motor Holdings
                     Berhad.....................          2,237,617
         481,000   UMW Holdings Berhad..........          2,530,066
                                                  -----------------
                                                         14,339,311
                                                  -----------------
                   BANKING
         499,000   Commerce Asset Holdings
                     Berhad.....................          2,982,666
         950,000   DCB Holdings Berhad..........          3,085,276
         950,000   Kwong Yik Bank...............          3,331,341
       1,092,000   Malayan Banking Berhad.......         10,878,661
       3,071,333   Public Bank Berhad...........          5,091,351
                                                  -----------------
                                                         25,369,295
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BUILDING & CONSTRUCTION
          71,000   Dialog Group Berhad..........  $       1,103,407
       1,069,000   Gamuda Berhad................          3,855,131
         150,000   Gamuda Berhad (Warrants due
                     12/29/01)*.................            184,100
       1,700,000   Lingkaran Trans Kota Holdings
                     Berhad*....................          3,691,971
       2,410,000   Sungei Way Holdings Berhad...          5,522,016
         491,750   Sungei Way Holdings Berhad
                     (Warrants due 06/29/99)*...            570,230
       1,350,968   United Engineers Malaysia
                     Berhad.....................          9,582,479
                                                  -----------------
                                                         24,509,334
                                                  -----------------
                   BUILDING MATERIALS
       1,900,000   Kedah Cement Berhad..........          2,952,779
                                                  -----------------
                   CONGLOMERATES
       1,800,000   Renong Berhad................          2,467,424
       1,865,000   Sime Darby Berhad............          5,759,613
                                                  -----------------
                                                          8,227,037
                                                  -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
         746,000   YTL Corp. Berhad.............          3,032,158
                                                  -----------------
                   DIVERSIFIED MANUFACTURING
       2,000,000   Antah Holdings Berhad........          2,837,219
       4,230,000   Arab-Malaysian Development
                     Berhad.....................          2,781,231
                                                  -----------------
                                                          5,618,450
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
         350,000   Road Builder (M) Holdings
                     Berhad.....................          1,701,534
                                                  -----------------
                   FINANCIAL SERVICES
       2,312,000   Affin Holdings Berhad........          5,573,859
         921,332   Arab Malaysian Finance
                     Berhad.....................          2,019,257
       1,201,332   Arab Malaysian Finance Berhad
                     (Rights)*..................              2,394
         700,000   Hong Leong Credit Berhad.....          3,626,220
       3,012,450   Public Finance Berhad........          4,609,607
         750,000   Rashid Hussain Berhad........          4,991,034
                                                  -----------------
                                                         20,822,371
                                                  -----------------
                   INSURANCE
         550,000   Malaysian Assurance Alliance
                     Berhad.....................          2,958,757
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   LEISURE
         712,000   Genting Berhad...............  $       3,801,873
       3,523,800   Magnum Corporation Berhad....          5,588,653
         849,000   Resorts World Berhad.........          3,129,408
                                                  -----------------
                                                         12,519,934
                                                  -----------------
                   MANUFACTURING
       1,814,000   Berjaya Group Berhad.........          2,139,645
         243,625   O.Y.L. Industries Berhad.....          1,825,125
                                                  -----------------
                                                          3,964,770
                                                  -----------------
                   MULTI-INDUSTRY
       3,450,000   Multi-Purpose Holdings
                     Berhad.....................          5,636,581
       1,900,000   Multi-Purpose Holdings Berhad
                     3.00% due 01/13/02 (Loan
                     Stock).....................            707,910
       1,140,000   Nylex Berhad.................          2,253,198
                                                  -----------------
                                                          8,597,689
                                                  -----------------
                   PAPER & FOREST PRODUCTS
         475,000   Malaysian Pacific Industries
                     Berhad.....................          1,892,807
                                                  -----------------
                   PLANTATION
       1,145,000   Kuala Lumpur Kepong Berhad...          2,965,730
                                                  -----------------
                   PUBLISHING
         802,000   Star Publications............          3,259,773
                                                  -----------------
                   REAL ESTATE
       2,200,000   Hong Leong Properties
                     Berhad.....................          2,998,207
       1,995,000   IOI Corporated Berhad........          2,480,335
       1,289,000   Malaysian Resources Corp.
                     Berhad.....................          3,698,267
       3,161,000   Metroplex Berhad.............          3,426,149
       1,782,000   Pelangi Berhad...............          1,895,971
       2,012,000   Selangor Properties Berhad...          2,164,734
       1,692,000   Sime UEP Properties Berhad...          3,371,189
                                                  -----------------
                                                         20,034,852
                                                  -----------------
                   RETAIL
       1,335,000   LARUT Consolidated Berhad....          1,399,103
                                                  -----------------
                   TELECOMMUNICATIONS
       2,400,000   Telekom Malaysia Berhad......         16,832,038
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   TRANSPORTATION
         950,000   Konsortium Perkapalan
                     Berhad.....................  $       5,640,566
       1,370,000   Malaysian Airline System
                     Berhad.....................          3,029,886
                                                  -----------------
                                                          8,670,452
                                                  -----------------
                   UTILITIES
         229,000   Prime Utilities Berhad.......          1,916,318
         147,000   Prime Utilities Berhad
                     (Warrants due 03/11/01)*...            292,887
         294,000   Prime Utilities Berhad 1.00%
                     due 03/01/01 (Loan
                     Stock).....................             82,008
       5,051,000   Tenaga Nasional Berhad.......         23,347,918
         112,100   YTL Power International
                     Berhad (Rights)*...........            151,879
                                                  -----------------
                                                         25,791,010
                                                  -----------------

                   TOTAL MALAYSIA...............        218,789,728
                                                  -----------------

                   PHILIPPINES (1.9%)
                   BANKING
         480,000   Far East Bank & Trust Co.....          1,530,171
         316,978   Philippine National Bank.....          2,081,108
         487,587   Security Bank Corp.
                     (Rights)*..................            869,700
                                                  -----------------
                                                          4,480,979
                                                  -----------------
                   BUILDING MATERIALS
         883,000   Bacnotan Consolidated
                     Industries.................          2,178,178
                                                  -----------------
                   CONGLOMERATES
      11,000,000   Aboitiz Equity Ventures
                     Inc.*......................            960,152
       4,417,500   First Philippine Holdings
                     Corp. (B Shares)...........          7,711,765
                                                  -----------------
                                                          8,671,917
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
       7,167,000   DMCI Holdings, Inc.*.........          3,671,897
                                                  -----------------
                   REAL ESTATE
      14,000,000   Belle Corp.*.................          3,347,248
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   UTILITIES
         663,818   Manila Electric Co. (B
                     Shares)....................  $       4,131,543
                                                  -----------------

                   TOTAL PHILIPPINES............         26,481,762
                                                  -----------------

                   SINGAPORE (10.1%)
                   APPLIANCES & HOUSEHOLD DURABLES
       1,296,000   Courts (Singapore) Ltd.......          1,639,372
                                                  -----------------
                   BANKING
       1,278,250   Development Bank of
                     Singapore, Ltd.............         15,197,276
       1,226,000   Overseas Chinese Banking
                     Corp., Ltd.................         14,321,836
         261,000   Overseas Union Bank, Ltd.....          1,713,901
       1,436,000   United Overseas Bank, Ltd....         13,499,412
                                                  -----------------
                                                         44,732,425
                                                  -----------------
                   CONGLOMERATES
       1,188,750   Keppel Corp. Ltd.*...........          5,176,695
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
       2,270,000   Venture Manufacturing Ltd....          6,433,262
                                                  -----------------
                   FINANCE
         816,000   Hong Leong Finance Ltd.......          2,526,909
         240,000   Hong Leong Finance Ltd.
                     (Warrants due 09/15/98)*...            131,057
                                                  -----------------
                                                          2,657,966
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         288,000   Fraser & Neave Ltd...........          2,090,274
                                                  -----------------
                   HOTELS
       1,269,000   Republic Hotels & Resorts
                     Ltd........................          1,403,470
         349,400   Republic Hotels & Resorts
                     Ltd. (Warrants due
                     07/12/00)*.................            140,079
                                                  -----------------
                                                          1,543,549
                                                  -----------------
                   MACHINERY
         672,000   Van Der Horst Ltd............          1,932,342
                                                  -----------------
                   METALS - MISCELLANEOUS
       2,961,500   Amtek Engineering Ltd........          5,117,682
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   PUBLISHING
         374,000   Singapore Press Holdings
                     Ltd........................  $       6,928,320
                                                  -----------------
                   REAL ESTATE
         107,000   Bukit Sembawang Estates
                     Ltd........................          2,204,051
       1,511,400   City Developments, Ltd.......         12,223,253
       1,248,000   DBS Land Ltd.................          4,037,216
         576,000   Parkway Holdings Ltd.........          2,349,070
         653,000   Singapore Land Ltd...........          3,046,762
       2,400,000   United Overseas Land, Ltd....          3,467,201
         240,000   United Overseas Land, Ltd.
                     (Warrants due 05/28/01)*...            136,034
       1,634,000   Wing Tai Holdings Ltd........          4,224,207
                                                  -----------------
                                                         31,687,794
                                                  -----------------
                   SHIPBUILDING
       1,216,000   Sembawang Corp., Ltd.........          5,253,335
                                                  -----------------
                   STEEL & IRON
       1,920,000   Natsteel Ltd.................          5,202,461
                                                  -----------------
                   TRANSPORTATION
       1,446,000   Singapore Airlines Ltd.......         12,793,807
                                                  -----------------
                   UTILITIES - TELECOMMUNICATIONS
       2,342,000   Singapore Telecom............          3,950,010
                                                  -----------------

                   TOTAL SINGAPORE..............        137,139,294
                                                  -----------------

                   SOUTH KOREA (4.9%)
                   AIR TRANSPORT
           8,770   Korean Air...................            164,462
                                                  -----------------
                   AUTOMOTIVE
          63,250   Hyundai Motor Co., Ltd.......          1,809,234
          36,000   Hyundai Motor Co., Ltd.
                     (GDR)......................            316,800
                                                  -----------------
                                                          2,126,034
                                                  -----------------
                   BANKING
         235,230   Cho Hung Bank................          1,278,171
         233,000   Cho Hung Bank Co. Ltd.
                     (GDR)......................          1,262,860
          68,941   Hana Bank....................            896,775
         184,833   Shinhan Bank.................          2,674,887
                                                  -----------------
                                                          6,112,693
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BREWERY
          42,841   Chosun Brewery Co............  $       1,131,195
                                                  -----------------
                   BUILDING MATERIALS
         138,710   Tong Yang Cement Co..........          2,680,688
                                                  -----------------
                   COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
          31,000   LG Information &
                     Communication Ltd..........          3,065,169
                                                  -----------------
                   DISTRIBUTION
         170,000   Daewoo Corp..................          1,113,596
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          46,000   Samsung Display Devices
                     Co.........................          2,150,112
         111,991   Samsung Electronics (GDR)....          9,099,709
                                                  -----------------
                                                         11,249,821
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
         107,990   Dong-Ah Construction
                     Industrial Co..............          2,050,597
          79,432   Dong-Ah Construction
                     Industrial Co. (GDR).......            710,916
         251,798   Hyundai Engineering &
                     Construction Co............          5,064,252
                                                  -----------------
                                                          7,825,765
                                                  -----------------
                   FOOD PROCESSING
          52,800   Cheil Jedang Corp............          2,610,337
                                                  -----------------
                   FOREST PRODUCTS, PAPER & PACKING
          34,000   Han Kuk Paper Manufacturing
                     Co.........................            901,573
                                                  -----------------
                   INSURANCE
          85,000   Oriental Fire & Marine
                     Insurance..................          1,948,315
           1,570   Samsung Fire & Marine
                     Insurance..................            565,106
                                                  -----------------
                                                          2,513,421
                                                  -----------------
                   INVESTMENT COMPANIES
         234,000   Atlantis Korean Smaller
                     Co's*......................          1,579,500
          65,000   Clemente Korea Emerging
                     Growth Fund*...............            357,500
                                                  -----------------
                                                          1,937,000
                                                  -----------------
                   OIL RELATED
         136,829   Yukong, Ltd. (GDS)...........          2,444,473
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   STEEL & IRON
         118,192   Pohang Iron & Steel Co.,
                     Ltd........................  $       8,755,238
                                                  -----------------
                   TELECOMMUNICATIONS
             494   Korea Mobile
                     Telecommunications Corp....            401,335
                                                  -----------------
                   UTILITIES
         190,640   Korea Electric Power Corp....          5,697,780
           3,380   Samchully Co.................            263,412
         100,838   Seoul City Gas Go Ltd........          5,325,153
                                                  -----------------
                                                         11,286,345
                                                  -----------------

                   TOTAL SOUTH KOREA............         66,319,145
                                                  -----------------

                   TAIWAN (3.3%)
                   BANKS
         470,000   China Development Corp.......          1,955,499
         503,000   China Trust Commercial
                     Bank*......................            946,310
         333,000   International Commercial Bank
                     of China...................            837,319
         393,000   United World Chinese
                     Commercial Bank*...........          1,009,515
                                                  -----------------
                                                          4,748,643
                                                  -----------------
                   BUILDING & CONSTRUCTION
         757,000   Cathay Construction Corp.....          1,328,310
                                                  -----------------
                   BUILDING MATERIALS
         132,550   Asia Cement Corp. (GDR)......          2,385,900
                                                  -----------------
                   CHEMICALS
 $         2,000K  Nan Ya Plastics Corp. 1.75%
                     due 07/09/01 (Conv.).......          2,470,000
                                                  -----------------
                   COMPUTERS
         211,000   Acer Inc.*...................            538,187
         650,000   Microtek International,
                     Inc.*......................          2,034,190
                                                  -----------------
                                                          2,572,377
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   ELECTRONICS
 $         1,900K  Acer Peripherals Inc. 1.25%
                     due 11/27/06 (Conv.).......  $       2,375,000
 $         2,100K  Compal Electronics 1.00% due
                     11/21/03 (Conv.)...........          3,060,750
 $         1,000K  Yageo Corp. 1.25% due 7/24/03
                     (Conv.)....................          1,660,000
                                                  -----------------
                                                          7,095,750
                                                  -----------------
                   ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         387,000   Siliconware Precision
                     Industries Co.*............          1,400,145
         541,000   Taiwan Semiconductor
                     Manufacturing Co.*.........          1,839,870
                                                  -----------------
                                                          3,240,015
                                                  -----------------
                   FOOD PROCESSING
         860,000   President Enterprises*.......          1,524,602
                                                  -----------------
                   INVESTMENT COMPANIES
         380,000   Taiwan American Fund
                     (Pref.)*...................          7,030,000
                                                  -----------------
                   LIFE INSURANCE
         309,000   Cathay Life Insurance Co.,
                     Ltd........................          1,844,609
                                                  -----------------
                   MANUFACTURING
         930,000   Formosa Plastic Corp.........          2,321,635
                                                  -----------------
                   PAPER PRODUCTS
       1,490,000   Yuen Foong Yu Paper
                     Manufacturing Co., Ltd.*...          1,595,659
                                                  -----------------
                   STEEL & IRON
       2,548,000   China Steel Corp.............          2,728,683
                                                  -----------------
                   TEXTILES
       1,600,000   Formosa Chemical & Fiber
                     Corp.......................          2,315,485
                                                  -----------------
                   TRANSPORTATION
 $         2,000K  U-Ming Marine Transport 1.50%
                     due 02/07/01 (Conv.).......          1,650,000
                                                  -----------------

                   TOTAL TAIWAN.................         44,851,668
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------

                   THAILAND (3.5%)
                   BANKING
         700,000   Bangkok Bank PCL.............  $       6,487,936
         500,000   Thai Farmers Bank PCL........          3,025,661
                                                  -----------------
                                                          9,513,597
                                                  -----------------
                   COAL
         298,400   Ban Pu Coal Co., Ltd.........          4,845,714
         851,400   Lanna Lignite Public Co.,
                     Ltd........................          7,369,452
                                                  -----------------
                                                         12,215,166
                                                  -----------------
                   INVESTMENT COMPANIES
      11,840,300   Ruang Khao 2 Fund
                     (Units)++..................          3,491,778
                                                  -----------------
                   OIL RELATED
         800,000   PTT Exploration & Production
                     PCL........................         10,233,627
                                                  -----------------
                   TELECOMMUNICATIONS
         450,000   United Communication
                     Industry...................          2,585,217
                                                  -----------------
                   TRANSPORTATION
       5,000,000   Bangkok Expressway Public Co.
                     Ltd.*......................          5,361,930
         104,000   Regional Container Line Co.,
                     Ltd........................            812,562
                                                  -----------------
                                                          6,174,492
                                                  -----------------
                   UTILITIES - ELECTRIC
         800,000   Cogeneration Public Co.*.....          2,742,244
                                                  -----------------

                   TOTAL THAILAND...............         46,956,121
                                                  -----------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS (IDENTIFIED COST
                   $1,291,485,209)..............      1,317,764,516
                                                  -----------------

    PRINCIPAL
   AMOUNTS IN
    THOUSANDS
-----------------
                   SHORT-TERM INVESTMENTS (a) (2.1%)
                   COMMERCIAL PAPER
                   AUTOMOTIVE - FINANCE
 $           350   Ford Motor Credit Co. 5.53%
                     due 06/05/97...............            348,118
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

    PRINCIPAL
   AMOUNTS IN
    THOUSANDS                                           VALUE
-------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY
 $        28,000   Federal Home Loan Mortgage
                     Corp. 5.40% due 05/01/97...  $      28,000,000
                                                  -----------------

                   TOTAL SHORT-TERM INVESTMENTS
                   (AMORTIZED COST
                   $28,348,118).................         28,348,118
                                                  -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,319,833,327) (B)...      99.1%    1,346,112,634

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES............................       0.9        12,593,199
                                           -----    ---------------

NET ASSETS.............................     100.0%  $ 1,358,705,833
                                           -----    ---------------
                                           -----    ---------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $176,070,448 and the aggregate gross unrealized depreciation is $149,791,141, resulting in net unrealized appreciation of $26,279,307.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1997

                                                         UNREALIZED
     CONTRACTS TO              IN           DELIVERY    APPRECIATION
        DELIVER           EXCHANGE FOR        DATE     (DEPRECIATION)
  -------------------------------------------------------------------
     HKD    9,909,377  $        1,279,207   05/01/97   $        (83)
    IDR 1,372,406,185  $          564,428   05/02/97           (581)
     Y     18,902,591  $          148,910   05/02/97             70
     MYR    1,882,683  $          749,416   05/02/97           (806)
      MYR     834,023  $          332,148   05/06/97           (198)
                                                            -------
        Net unrealized depreciation..................  $     (1,598)
                                                            -------
                                                            -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)

                                                         PERCENT
                                                            OF
                                                           NET
INDUSTRY                                     VALUE        ASSETS
-----------------------------------------------------------------
Agriculture............................  $    3,330,544      0.3%
Air Transport..........................         164,462      0.0
Apparel................................         707,638      0.1
Appliances & Household Durables........       1,639,372      0.1
Auto...................................       4,075,751      0.3
Auto Parts.............................         413,543      0.0
Automotive.............................      25,946,218      1.9
Automotive - Finance...................         348,118      0.0
Banking................................     189,038,288     13.9
Banks..................................      10,530,643      0.8
Brewery................................       1,131,195      0.1
Building & Construction................      32,276,870      2.4
Building Materials.....................      24,035,860      1.8
Business Services......................       1,938,582      0.2
Chemicals..............................       8,807,638      0.7
Coal...................................      12,215,166      0.9
Commercial Services....................         989,134      0.1
Communications - Equipment/
  Manufacturers........................       3,065,169      0.2
Computer Software & Services...........       4,276,536      0.3
Computers..............................       3,825,070      0.3
Conglomerates..........................     115,492,685      8.5
Construction Equipment.................       8,094,689      0.6
Construction - Plant & Equipment.......       3,355,851      0.3
Distribution...........................       1,113,596      0.1
Diversified Manufacturing..............       5,618,450      0.4
Electronic & Electrical Equipment......      43,485,006      3.2
Electronics............................       9,912,758      0.7
Electronics - Semiconductors/
  Components...........................       4,699,858      0.4
Electronics - Specialty................       1,023,307      0.1
Engineering & Construction.............      22,104,969      1.6
Entertainment..........................       1,662,457      0.1
Finance................................       2,657,966      0.2
Financial Services.....................      27,577,833      2.0
Food Processing........................       4,134,939      0.3
Food, Beverage, Tobacco & Household
  Products.............................      18,472,070      1.4
Forest Products, Paper & Packing.......      11,720,599      0.9
Health & Personal Care.................         479,528      0.0
Hotels.................................       1,543,549      0.1
Hotels/Motels..........................       7,863,672      0.6
Household Furnishings & Appliances.....         271,654      0.0
Industrials............................       2,208,080      0.2
Insurance..............................       7,053,910      0.5
Investment Companies...................      15,578,528      1.2

                                                         PERCENT
                                                            OF
                                                           NET
INDUSTRY                                     VALUE        ASSETS
-----------------------------------------------------------------
Leisure................................  $   12,519,934      0.9%
Life Insurance.........................       4,248,947      0.3
Machinery..............................      15,771,270      1.2
Manufacturing..........................       9,352,735      0.0
Medical Products & Supplies............       3,793,742      0.3
Merchandising..........................         537,276      0.1
Metals.................................       6,707,287      0.5
Metals & Mining........................      18,824,070      1.4
Metals - Miscellaneous.................       5,117,682      0.4
Metals - Non-Ferrous...................       8,267,464      0.6
Multi-Industry.........................       9,374,665      0.7
Natural Gas............................         870,827      0.1
Oil Related............................      19,714,897      1.5
Paper & Forest Products................       1,892,807      0.1
Paper Products.........................       1,595,659      0.1
Pharmaceuticals........................       4,959,370      0.4
Plantation.............................       6,931,436      0.5
Property...............................       2,725,500      0.2
Publishing.............................      16,302,384      1.2
Real Estate............................     238,828,678     17.6
Retail.................................       7,302,197      0.5
Retail - Department Stores.............       8,287,081      0.6
Retail - General Merchandise...........       3,080,284      0.2
Retail - Specialty.....................         698,110      0.1
Retail - Specialty Apparel.............       3,692,228      0.3
Retail Stores..........................       4,865,007      0.4
Shipbuilding...........................       5,253,335      0.4
Steel..................................       2,960,283      0.2
Steel & Iron...........................      16,686,382      1.2
Telecommunications.....................      79,751,845      5.9
Textiles...............................       5,275,722      0.4
Transportation.........................      51,538,409      3.8
U.S. Government Agency.................      28,000,000      2.1
Utilities..............................      83,762,297      6.2
Utilities - Electric...................       3,822,669      0.3
Utilities - Telecommunications.........       3,950,010      0.3
Wholesale & International Trade........       2,649,496      0.2
Wholesale Distributor..................       1,318,898      0.1
                                         --------------      ---
                                         $1,346,112,634     99.1%
                                         --------------      ---
                                         --------------      ---

                                                         PERCENT
                                                            OF
                                                           NET
TYPE OF INVESTMENT                           VALUE        ASSETS
-----------------------------------------------------------------
Common Stocks..........................  $1,287,439,504     94.8%
Convertible Bonds......................      18,827,010      1.4
Preferred Stock........................       7,030,000      0.5
Rights.................................       2,672,314      0.2
Short-Term Investments.................      28,348,118      2.1
Warrants...............................       1,795,688      0.1
                                         --------------      ---
                                         $1,346,112,634     99.1%
                                         --------------      ---
                                         --------------      ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,319,833,327)..........................  $1,346,112,634
Cash (including $2,681,602 in foreign currency).............      16,214,863
Receivable for:
    Investments sold........................................       4,419,289
    Dividends...............................................       2,207,894
    Capital stock sold......................................       2,204,481
    Interest................................................         256,505
    Foreign withholding taxes reclaimed.....................           6,893
Prepaid expenses and other assets...........................         103,881
                                                              --------------

     TOTAL ASSETS...........................................   1,371,526,440
                                                              --------------

LIABILITIES:
Payable for:
    Capital stock repurchased...............................       8,883,073
    Plan of distribution fee................................       1,127,689
    Investment management fee...............................       1,112,401
    Investments purchased...................................         988,049
Accrued expenses and other payables.........................         709,395
                                                              --------------

     TOTAL LIABILITIES......................................      12,820,607
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,389,488,245
Net unrealized appreciation.................................      26,248,234
Distributions in excess of net investment income............     (28,217,993)
Accumulated net realized loss...............................     (28,812,653)
                                                              --------------

     NET ASSETS.............................................  $1,358,705,833
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  76,539,040 SHARES OUTSTANDING (200,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                      $17.75
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $791,232 foreign withholding tax).........  $ 13,614,648
Interest....................................................       791,342
                                                              ------------

     TOTAL INCOME...........................................    14,405,990
                                                              ------------

EXPENSES
Plan of distribution fee....................................     7,734,340
Investment management fee...................................     7,595,568
Custodian fees..............................................     1,583,496
Transfer agent fees and expenses............................     1,327,500
Professional fees...........................................       202,742
Shareholder reports and notices.............................        90,500
Registration fees...........................................        51,366
Directors' fees and expenses................................         6,772
Other.......................................................        14,917
                                                              ------------

     TOTAL EXPENSES.........................................    18,607,201
                                                              ------------

     NET INVESTMENT LOSS....................................    (4,201,211)
                                                              ------------

NET REALIZED AND UNREALIZED LOSS
Net realized loss on:
    Investments.............................................    (1,873,070)
    Foreign exchange transactions...........................      (880,174)
                                                              ------------

     NET LOSS...............................................    (2,753,244)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (51,902,741)
    Translation of other assets and liabilities denominated
      in foreign currencies.................................        (1,459)
                                                              ------------

     NET DEPRECIATION.......................................   (51,904,200)
                                                              ------------

     NET LOSS...............................................   (54,657,444)
                                                              ------------

NET DECREASE................................................  $(58,858,655)
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED        FOR THE YEAR
                                                               APRIL 30, 1997          ENDED
                                                                 (UNAUDITED)      OCTOBER 31, 1996
--------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................   $   (4,201,211)     $     2,914,418
Net realized gain (loss)....................................       (2,753,244)           2,758,084
Net change in unrealized appreciation/depreciation..........      (51,904,200)          28,304,565
                                                              -----------------   ----------------

     NET INCREASE (DECREASE)................................      (58,858,655)          33,977,067

Dividends from net investment income........................      (25,258,275)         (33,521,569)
Net increase (decrease) from capital stock transactions.....     (181,645,117)         182,463,571
                                                              -----------------   ----------------

     NET INCREASE (DECREASE)................................     (265,762,047)         182,919,069

NET ASSETS:
Beginning of period.........................................    1,624,467,880        1,441,548,811
                                                              -----------------   ----------------

     END OF PERIOD
    (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME OF $28,217,993 AND UNDISTRIBUTED NET INVESTMENT
    INCOME OF $1,241,493, RESPECTIVELY).....................   $1,358,705,833      $ 1,624,467,880
                                                              -----------------   ----------------
                                                              -----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.90% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $44,542,573 at April 30, 1997.

The Distributor has informed the Fund that for the six months ended April 30, 1997, it received approximately $2,384,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1997 aggregated $285,012,328 and $514,353,105, respectively.

For the six months ended April 30, 1997, the Fund incurred $75,465 in brokerage commissions with affiliates of Morgan Grenfell for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1997 the Fund had transfer agent fees and expenses payable of approximately $288,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1997 included in Directors' fees and expenses in the Statement of Operations, amounted to $2,454. At April 30, 1997, the Fund had an accrued pension liability of $48,118 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                  APRIL 30, 1997                  FOR THE YEAR
                                                           ----------------------------              ENDED
                                                                                                OCTOBER 31, 1996
                                                                   (UNAUDITED)            ----------------------------
                                                             SHARES          AMOUNT         SHARES          AMOUNT
                                                           -----------   --------------   -----------   --------------
Sold.....................................................   13,676,892   $  258,240,459    38,199,038   $  744,616,070
Reinvestment of dividends................................    1,228,090       23,456,516     1,685,192       31,243,453
                                                           -----------   --------------   -----------   --------------
                                                            14,904,982      281,696,975    39,884,230      775,859,523
Repurchased..............................................  (24,377,017)    (463,342,092)  (30,677,011)    (593,395,952)
                                                           -----------   --------------   -----------   --------------
Net increase (decrease)..................................   (9,472,035)  $ (181,645,117)    9,207,219   $  182,463,571
                                                           -----------   --------------   -----------   --------------
                                                           -----------   --------------   -----------   --------------

6. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Fund had a net capital loss carryover of approximately $19,068,000 of which $3,193,000 will be available through October 31, 2003, and $15,875,000 will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.

As of October 31, 1996, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1997, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's Custodian.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                      FOR THE SIX
                                      MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31
                                     APRIL 30, 1997       -----------------------------------------------------------
                                      (UNAUDITED)            1996          1995        1994        1993       1992*
---------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period.......................           $  18.89         $ 18.77        $ 21.60     $ 19.80     $ 12.69     $ 11.72
                                           ------         -----------    --------    --------    --------    --------

Net investment income
 (loss).......................              (0.08)           0.05           0.08       (0.10)      (0.04)      (0.01)
Net realized and unrealized
 gain (loss)..................              (0.76)           0.50          (1.94)       2.22        7.15        1.14
                                           ------         -----------    --------    --------    --------    --------

Total from investment
 operations...................              (0.84)           0.55          (1.86)       2.12        7.11        1.13
                                           ------         -----------    --------    --------    --------    --------

Less dividends and
 distributions from:
   Net investment income......              (0.30)          (0.43)         --          --          --          (0.01)
   Net realized gain..........             --               --             (0.97)      (0.32)      --          (0.15)
                                           ------         -----------    --------    --------    --------    --------

Total dividends and
 distributions................              (0.30)          (0.43)         (0.97)      (0.32)      --          (0.16)
                                           ------         -----------    --------    --------    --------    --------

Net asset value, end of
 period.......................           $  17.75         $ 18.89        $ 18.77     $ 21.60     $ 19.80     $ 12.69
                                           ------         -----------    --------    --------    --------    --------
                                           ------         -----------    --------    --------    --------    --------

TOTAL INVESTMENT RETURN+......             (4.56)%(1)        3.00%         (8.65)%     10.69%      56.13%       9.86%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................               2.41%(2)        2.39%          2.45%       2.41%       2.38%       2.77%

Net investment income
 (loss).......................              (0.54)%(2)       0.18%          0.35%      (0.70)%     (0.46)%     (0.30)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................             $1,359          $1,624         $1,442      $1,571        $694        $177

Portfolio turnover rate.......                 19%(1)          49%            50%         35%         30%         73%

Average commission rate
 paid.........................            $0.0075         $0.0095          --          --          --          --

---------------------
 * Net investment loss was computed based upon the monthly average shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         DEAN WITTER PACIFIC GROWTH FUND INC.

                              PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)  FINANCIAL STATEMENTS

         (1)  Financial statements and schedules, included
         in Prospectus (Part A):
                                                                            Page
                                                                              in
                                                                      prospectus
                                                                      ----------

         Financial highlights for the period
         November 30, 1990 through October 31, 1991
         and for the years ended October 31, 1992, 1993,
         1994, 1995 and 1996 and for the six months
         ended April 30, 1997 unaudited . . . . . . . . . . . . . . .         6


         (2)  Financial statements included in the Statement
         of Additional Information (Part B):
                                                                            Page
                                                                             in
                                                                             SAI
                                                                             ---

         Portfolio of Investments at October 31, 1996 . . . . . . . .        49

         Statement of Assets and Liabilities at
         October 31, 1996 . . . . . . . . . . . . . . . . . . . . . .        61

         Statement of Operations for the year ended
         October 31, 1996 . . . . . . . . . . . . . . . . . . . . . .        61

         Statement of Changes in Net Assets for the
         years ended October 31, 1995 and 1996. . . . . . . . . . . .        62

         Notes to Financial Statements. . . . . . . . . . . . . . . .        63

         Financial highlights for the period
         November 30, 1990 through October 31, 1991
         and for the years ended October 31, 1992,
         1993, 1994, 1995 and 1996. . . . . . . . . . . . . . . . . .        70

         Portfolio of Investments at April 30, 1997
         (unaudited). . . . . . . . . . . . . . . . . . . . . . . . .        72

         Statement of Assets and Liabilities at
         April 30, 1997 (unaudited) . . . . . . . . . . . . . . . . .        84

         Statement of Operations for the six months ended
         April 30, 1997 (unaudited) . . . . . . . . . . . . . . . . .        85

         Statement of Changes in Net Assets for the
         six months ended April 30, 1997 (unaudited)
         and for the year ended October 31, 1996. . . . . . . . . . .        86

         Notes to Financial Statements at April 30, 1997
         (unaudited). . . . . . . . . . . . . . . . . . . . . . . . .        87

         Financial highlights for the years ended
         October 31, 1992, 1993, 1994, 1995 and 1996 and for the
         six months ended April 30, 1997 unaudited. . . . . . . . . .        93

         (3) Financial statements included in Part C:

         None

    (b)  EXHIBITS

 1. (a)  Form of Amendment to Articles of Incorporation.

    (b)  Form of Articles Supplementary.

 2. By-Laws of the Registrant, Amended and Restated as of June 30, 1997.

 5. (a)  Form of Investment Management Agreement between the
         Registrant and Dean Witter InterCapital Inc.

    (b)  Form of Sub-Advisory Agreement between Dean Witter
         InterCapital Inc. and Morgan Grenfell Investment Services
         Limited.

 6. (a) Form of Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

    (b) Form of Multiple-Class Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

 9.      Form of Services Agreement between Dean Witter
         InterCapital Inc. and Dean Witter Services Company Inc.

11.      Consent of Independent Accountants.

15. Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1.

27.      Financial Data Schedule.

Other    Form of Multiple-Class Plan pursuant to Rule 18f-3.

---------------------------
    All other exhibits were previously filed and are incorporated by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT.
              None


Item 26. NUMBER OF HOLDERS OF SECURITIES.
           (1)                                 (2)
                                     Number of Record Holders
     Title of Class                      At June 30, 1997
     --------------                  ------------------------

Shares of Common Stock                       187,172

Item 27. INDEMNIFICATION

       Reference is made to Section 3.15 of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    Registrant, in conjunction with the Investment Manager, Registrant's Directors, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Director, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    See "The Fund and Its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

    The term "Dean Witter Funds" used below refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
 (1) InterCapital Income Securities Inc.
 (2) High Income Advantage Trust
 (3) High Income Advantage Trust II
 (4) High Income Advantage Trust III
 (5) Municipal Income Trust
 (6) Municipal Income Trust II
 (7) Municipal Income Trust III
 (8) Dean Witter Government Income Trust
 (9) Municipal Premium Income Trust
(10) Municipal Income Opportunities Trust
(11) Municipal Income Opportunities Trust II
(12) Municipal Income Opportunities Trust III
(13) Prime Income Trust
(14) InterCapital Insured Municipal Bond Trust
(15) InterCapital Quality Municipal Income Trust
(16) InterCapital Quality Municipal Investment Trust
(17) InterCapital Insured Municipal Income Trust
(18) InterCapital California Insured Municipal Income Trust
(19) InterCapital Insured Municipal Trust
(20) InterCapital Quality Municipal Securities
(21) InterCapital New York Quality Municipal Securities
(22) InterCapital California Quality Municipal Securities
(23) InterCapital Insured California Municipal Securities
(24) InterCapital Insured Municipal Securities

OPEN-END INVESTMENT COMPANIES:
 (1) Dean Witter Short-Term Bond Fund
 (2) Dean Witter Tax-Exempt Securities Trust
 (3) Dean Witter Tax-Free Daily Income Trust
 (4) Dean Witter Dividend Growth Securities Inc.
 (5) Dean Witter Convertible Securities Trust
 (6) Dean Witter Liquid Asset Fund Inc.
 (7) Dean Witter Developing Growth Securities Trust

 (8) Dean Witter Retirement Series
 (9) Dean Witter Federal Securities Trust
(10) Dean Witter World Wide Investment Trust
(11) Dean Witter U.S. Government Securities Trust
(12) Dean Witter Select Municipal Reinvestment Fund
(13) Dean Witter High Yield Securities Inc.
(14) Dean Witter Intermediate Income Securities
(15) Dean Witter New York Tax-Free Income Fund
(16) Dean Witter California Tax-Free Income Fund
(17) Dean Witter Health Sciences Trust
(18) Dean Witter California Tax-Free Daily Income Trust
(19) Dean Witter Global Asset Allocation Fund
(20) Dean Witter American Value Fund
(21) Dean Witter Strategist Fund
(22) Dean Witter Utilities Fund
(23) Dean Witter World Wide Income Trust
(24) Dean Witter New York Municipal Money Market Trust
(25) Dean Witter Capital Growth Securities
(26) Dean Witter Precious Metals and Minerals Trust
(27) Dean Witter European Growth Fund Inc.
(28) Dean Witter Global Short-Term Income Fund Inc.
(29) Dean Witter Pacific Growth Fund Inc.
(30) Dean Witter Multi-State Municipal Series Trust
(31) Dean Witter Short-Term U.S. Treasury Trust
(32) Dean Witter Diversified Income Trust
(33) Dean Witter U.S. Government Money Market Trust
(34) Dean Witter Global Dividend Growth Securities
(35) Active Assets California Tax-Free Trust
(36) Dean Witter Natural Resource Development Securities Inc.
(37) Active Assets Government Securities Trust
(38) Active Assets Money Trust
(39) Active Assets Tax-Free Trust
(40) Dean Witter Limited Term Municipal Trust
(41) Dean Witter Variable Investment Series
(42) Dean Witter Value-Added Market Series
(43) Dean Witter Global Utilities Fund
(44) Dean Witter High Income Securities
(45) Dean Witter National Municipal Trust
(46) Dean Witter International SmallCap Fund
(47) Dean Witter Mid-Cap Growth Fund
(48) Dean Witter Select Dimensions Investment Series
(49) Dean Witter Balanced Growth Fund
(50) Dean Witter Balanced Income Fund
(51) Dean Witter Hawaii Municipal Trust
(52) Dean Witter Capital Appreciation Fund
(53) Dean Witter Intermediate Term U.S. Treasury Trust
(54) Dean Witter Information Fund
(55) Dean Witter Japan Fund
(56) Dean Witter Income Builder Fund
(57) Dean Witter Special Value Fund
(58) Dean Witter Financial Services Trust
(59) Dean Witter Market Leader Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
 (1) TCW/DW Core Equity Trust
 (2) TCW/DW North American Government Income Trust
 (3) TCW/DW Latin American Growth Fund
 (4) TCW/DW Income and Growth Fund
 (5) TCW/DW Small Cap Growth Fund
 (6) TCW/DW Balanced Fund
 (7) TCW/DW Total Return Trust
 (8) TCW/DW Mid-Cap Equity Trust
 (9) TCW/DW Global Telecom Trust
 (10)TCW/DW Strategic Income Trust

CLOSED-END INVESTMENT COMPANIES
 (1) TCW/DW Term Trust 2000
 (2) TCW/DW Term Trust 2002
 (3) TCW/DW Term Trust 2003
 (4) TCW/DW Emerging Markets Opportunities Trust

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

Charles A. Fiumefreddo       Executive Vice President and Director of Dean
Chairman, Chief              Witter Reynolds Inc. ("DWR"); Chairman, Chief
Executive Officer and        Executive Officer and Director of Dean Witter
Director                     Distributors Inc. ("Distributors") and Dean
                             Witter Services Company Inc. ("DWSC"); Chairman and Director of Dean Witter Trust Company
                             ("DWTC"); Chairman, Director or Trustee, President and Chief Executive Officer of the Dean Witter
                             Funds and Chairman, Chief Executive Officer and
                             Trustee of the TCW/DW Funds; Director and/or officer of various Morgan Stanley, Dean Witter,
                             Discover & Co. ("MSDWD") subsidiaries; Formerly
                             Executive Vice President and Director of Dean
                             Witter, Discover & Co.

Philip J. Purcell            Chairman, Chief Executive Officer and Director of
Director                     of MSDWD and DWR; Director of DWSC and
                             Distributors; Director or Trustee of the Dean
                             Witter Funds; Director and/or officer of various
                             MSDWD subsidiaries.

Richard M. DeMartini         President and Chief Operating Officer
Director                     of Dean Witter Capital,  a division of DWR;
Director of                  DWR, DWSC, Distributors and DWTC; Trustee of the
TCW/DW Funds.

James F. Higgins             President and Chief Operating Officer of
Director                     Dean Witter Financial; Director of DWR, DWSC,
                             Distributors and DWTC.

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

Thomas C. Schneider          Executive Vice President and Chief Strategic
Executive Vice               and Administrative Officer of MSDWD;
President, Chief             Executive Vice President and Chief Financial
Financial Officer and        Officer of  DWSC and Distributors; Director
Director                     of DWR, DWSC and Distributors.


Christine A. Edwards         Executive Vice President, Chief Legal Officer
Director                     and Secretary of MSDWD; Executive Vice President,
                             Secretary and Chief Legal Officer of Distributors;
                             Director of DWR, DWSC and Distributors.

Robert M. Scanlan            President and Chief Operating Officer of DWSC,
President and Chief          Executive Vice President of Distributors;
Operating Officer            Executive Vice President and Director of DWTC;
                             Vice President of the Dean Witter Funds and the
                             TCW/DW Funds.

Mitchell M. Merin            President and Chief Strategic Officer of DWSC,
President and Chief          Executive Vice President of Distributors;
Strategic Officer            Executive Vice President and Director of DWTC;
                             Executive Vice President and Director of DWR;
                             Director of SPS Transaction Services, Inc. and various other MSDWD subsidiaries.

John B. Van Heuvelen         President, Chief Operating Officer and Director
Executive Vice               of DWTC.
President

Joseph J. McAlinden          Vice President of the Dean Witter Funds and
Executive Vice President     Director of DWTC.
and Chief Investment
Officer

Barry Fink                   Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,       Secretary and General Counsel of DWSC; Senior Vice
Secretary and General        President, Assistant Secretary and Assistant
Counsel                      General Counsel of Distributors; Vice President,
                             Secretary and General Counsel of the Dean Witter
                             Funds and the TCW/DW Funds.

Peter M. Avelar              Vice President of various Dean Witter Funds.
Senior Vice President


Mark Bavoso                  Vice President of various Dean Witter Funds.
Senior Vice President

Richard Felegy
Senior Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

Edward F. Gaylor             Vice President of various Dean Witter Funds.
Senior Vice President

Robert S. Giambrone          Senior Vice President of DWSC, Distributors
Senior Vice President        and DWTC and Director of DWTC; Vice President of
                             the Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta              Vice President of various Dean Witter Funds.
Senior Vice President

Kenton J. Hinchcliffe        Vice President of various Dean Witter Funds.
Senior Vice President

Kevin Hurley                 Vice President of various Dean Witter Funds.
Senior Vice President

Jenny Beth Jones             Vice President of Dean Witter Special Value Fund.
Senior Vice President

John B. Kemp, III            Director of the Provident Savings Bank, Jersey
Senior Vice President        City, New Jersey.

Anita H. Kolleeny            Vice President of various Dean Witter Funds.
Senior Vice President

Jonathan R. Page             Vice President of various Dean Witter Funds.
Senior Vice President

Ira N. Ross                  Vice President of various Dean Witter Funds.
Senior Vice President

Guy G. Rutherfurd, Jr.       Vice President of Dean Witter Market Leader
Senior Vice President        Trust.

Rafael Scolari               Vice President of Prime Income Trust.
Senior Vice President

Rochelle G. Siegel           Vice President of various Dean Witter Funds.
Senior Vice President

Jayne M. Stevlingston        Vice President of various Dean Witter Funds.
Senior Vice President

Paul D. Vance                Vice President of various Dean Witter Funds.
Senior Vice President

Elizabeth A. Vetell
Senior Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

James F. Willison            Vice President of various Dean Witter Funds.
Senior Vice President

Ronald J. Worobel            Vice President of various Dean Witter Funds.
Senior Vice President

Douglas Brown
First Vice President

Thomas F. Caloia             First Vice President and Assistant Treasurer of
First Vice President         DWSC, Assistant Treasurer of Distributors;
and Assistant                Treasurer and Chief Financial Officer of the
Treasurer                    Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney           Assistant Secretary of DWR; First Vice President
First Vice President         and Assistant Secretary of DWSC; Assistant
and Assistant Secretary      Secretary of the Dean Witter Funds and the TCW/DW
                             Funds.

Michael Interrante           First Vice President and Controller of DWSC;
First Vice President         Assistant Treasurer of Distributors;First Vice
and Controller               President and Treasurer of DWTC.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri               Vice President of various Dean Witter Funds.
Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

Kirk Balzer                  Vice President of Various Dean Witter Funds.
Vice President

Nancy Belza
Vice President

Dale Boettcher
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

B. Catherine Connelly
Vice President

Salvatore DeSteno            Vice President of DWSC.
Vice President

Frank J. DeVito              Vice President of DWSC.
Vice President

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Deborah Genovese
Vice President

Michael Geringer
Vice President

Stephen Greenhut
Vice President

Peter W. Gurman
Vice President

Matthew Haynes               Vice President of Dean Witter
Vice President               Variable Investment Series

Peter Hermann                Vice President of various Dean Witter Funds
Vice President

Elizabeth Hinchman
Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

David Hoffman
Vice President

Christopher Jones
Vice President

James P. Kastberg
Vice President

Michelle Kaufman             Vice President of various Dean Witter Funds
Vice President

Michael Knox                 Vice President of various Dean Witter Funds
Vice President

Paula LaCosta                Vice President of various Dean Witter Funds.
Vice President

Thomas Lawlor
Vice President

Gerard J. Lian               Vice President of various Dean Witter Funds.
Vice President

Catherine Maniscalco         Vice President of Dean Witter Natural
Vice President               Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis           Vice President and Assistant Secretary of DWSC;
Vice President and           Assistant Secretary of the Dean Witter Funds and
Assistant Secretary          the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                  Vice President of Dean Witter Natural
Vice President               Resource Development Securities Inc.

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

James Nash
Vice President

Richard Norris
Vice President

Carsten Otto                 Vice President and Assistant Secretary of DWSC;
Vice President and           Assistant Secretary of the Dean Witter Funds and
Assistant Secretary          the TCW/DW Funds.

George Paoletti
Vice President

Anne Pickrell                Vice President of Dean Witter Global Short-
Vice President               Term Income Fund Inc.

Michael Roan
Vice President

Hugh Rose
Vice President

Robert Rossetti              Vice President of Dean Witter Precious Metal and
Vice President               Minerals Trust.

Ruth Rossi                   Vice President and Assistant Secretary of DWSC;
Vice President and           Assistant Secretary of the Dean Witter Funds and
Assistant Secretary          the TCW/DW Funds.

Carl F. Sadler
Vice President

Peter Seeley                 Vice President of Dean Witter World
Vice President               Wide Income Trust

Naomi Stein
Vice President

Kathleen H. Stromberg        Vice President of various Dean Witter Funds.
Vice President

Marybeth Swisher
Vice President

Vinh Q. Tran                 Vice President of various Dean Witter Funds.
Vice President

Robert Vanden Assem
Vice President

NAME AND POSITION            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.            AND NATURE OF CONNECTION
-----------------            ------------------------------------------------

Alice Weiss
Vice President               Vice President of various Dean Witter Funds.

Katherine Wickham
Vice President

Item 29.    PRINCIPAL UNDERWRITERS

    (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

 (1)     Dean Witter Liquid Asset Fund Inc.
 (2)     Dean Witter Tax-Free Daily Income Trust
 (3)     Dean Witter California Tax-Free Daily Income Trust
 (4)     Dean Witter Retirement Series
 (5)     Dean Witter Dividend Growth Securities Inc.
 (6)     Dean Witter Global Asset Allocation
 (7)     Dean Witter World Wide Investment Trust
 (8)     Dean Witter Capital Growth Securities
 (9)     Dean Witter Convertible Securities Trust
(10)     Active Assets Tax-Free Trust
(11)     Active Assets Money Trust
(12)     Active Assets California Tax-Free Trust
(13)     Active Assets Government Securities Trust
(14)     Dean Witter Short-Term Bond Fund
(15)     Dean Witter Mid-Cap Growth Fund
(16)     Dean Witter U.S. Government Securities Trust
(17)     Dean Witter High Yield Securities Inc.
(18)     Dean Witter New York Tax-Free Income Fund
(19)     Dean Witter Tax-Exempt Securities Trust
(20)     Dean Witter California Tax-Free Income Fund
(21)     Dean Witter Limited Term Municipal Trust
(22)     Dean Witter Natural Resource Development Securities Inc.
(23)     Dean Witter World Wide Income Trust
(24)     Dean Witter Utilities Fund
(25)     Dean Witter Strategist Fund
(26)     Dean Witter New York Municipal Money Market Trust
(27)     Dean Witter Intermediate Income Securities
(28)     Prime Income Trust
(29)     Dean Witter European Growth Fund Inc.
(30)     Dean Witter Developing Growth Securities Trust
(31)     Dean Witter Precious Metals and Minerals Trust
(32)     Dean Witter Pacific Growth Fund Inc.
(33)     Dean Witter Multi-State Municipal Series Trust
(34)     Dean Witter Federal Securities Trust
(35)     Dean Witter Short-Term U.S. Treasury Trust
(36)     Dean Witter Diversified Income Trust
(37)     Dean Witter Health Sciences Trust

(38)     Dean Witter Global Dividend Growth Securities
(39)     Dean Witter American Value Fund
(40)     Dean Witter U.S. Government Money Market Trust
(41)     Dean Witter Global Short-Term Income Fund Inc.
(42)     Dean Witter Value-Added Market Series
(43)     Dean Witter Global Utilities Fund
(44)     Dean Witter High Income Securities
(45)     Dean Witter National Municipal Trust
(46)     Dean Witter International SmallCap Fund
(47)     Dean Witter Balanced Growth Fund
(48)     Dean Witter Balanced Income Fund
(49)     Dean Witter Hawaii Municipal Trust
(50)     Dean Witter Variable Investment Series
(51)     Dean Witter Capital Appreciation Fund
(52)     Dean Witter Intermediate Term U.S. Treasury Trust
(53)     Dean Witter Information Fund
(54)     Dean Witter Japan Fund
(55)     Dean Witter Income Builder Fund
(56)     Dean Witter Special Value Fund
(57)     Dean Witter Financial Services Trust
(58)     Dean Witter Market Leader Trust
 (1)     TCW/DW Core Equity Trust
 (2)     TCW/DW North American Government Income Trust
 (3)     TCW/DW Latin American Growth Fund
 (4)     TCW/DW Income and Growth Fund
 (5)     TCW/DW Small Cap Growth Fund
 (6)     TCW/DW Balanced Fund
 (7)     TCW/DW Total Return Trust
 (8)     TCW/DW Mid-Cap Equity Trust
 (9)     TCW/DW Global Telecom Trust
 (10)    TCW/DW Strategic Income Trust

    (b) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.


                                  Positions and
                                  Office with
Name                              Distributors
----                              -------------

Fredrick K. Kubler                Senior Vice President, Assistant
                                  Secretary and Chief Compliance
                                  Officer.

Michael T. Gregg                  Vice President and Assistant
                                  Secretary.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


Item 31.    MANAGEMENT SERVICES

        Registrant is not a party to any such management-related service contract.

Item 32.    UNDERTAKINGS

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of July, 1997.

                                            DEAN WITTER PACIFIC GROWTH FUND INC.

                                            By     /s/ Barry Fink
                                              ----------------------------------
                                                      Barry Fink
                                              Vice President and Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures                     Title                          Date

(1) Principal Executive Officer     President, Chief
                                    Executive Officer,
                                    Director and Chairman
By  /s/ Charles A. Fiumefreddo                                   07/17/97
    -----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer     Treasurer and Principal
                                    Accounting Officer

By  /s/ Thomas F. Caloia                                         07/17/97
    -----------------------------
        Thomas F. Caloia

(3) Majority of the Directors

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                               07/17/97
    -----------------------------
      Barry Fink
      Attorney-in-Fact

    Michael Bozic                   Manuel H. Johnson
    Edwin J. Garn                   Michael E. Nugent
    John R. Haire                   John L. Schroeder



By  /s/ David M. Butowsky                                        07/17/97
    -----------------------------
        David M. Butowsky
        Attorney-in-Fact

                                    EXHIBIT INDEX

 1. (a)  Form of Amendment to Articles of Incorporation.

    (b)  Form of Articles Supplementary.

 2. By-Laws of the Registrant, Amended and Restated as of June 30, 1997.

 5. (a) Form of Investment Management Agreement between the Registrant and Dean Witter InterCapital Inc.

    (b) Form of Sub-Advisory Agreement between Dean Witter InterCapital Inc. and Morgan Grenfell Investment Services Limited.

 6. (a) Form of Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

    (b) Form of Multiple-Class Distribution Agreement between the Registrant and Dean Witter Distributors Inc.

 9. Form of Services Agreement between Dean Witter InterCapital Inc. and Dean Witter Services Company Inc.

11.      Consent of Independent Accountants.

15.      Form of Amended and Restated Plan of Distribution pursuant to Rule
         12b-1.

27.      Financial Data Schedule.

Other    Form of Multiple-Class Plan pursuant to Rule 18f-3.